UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	Anthony G. Ciavarelli, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2022

Item 1. Reports to Stockholders

Semiannual report

Optimum Fixed Income Fund

Optimum International Fund

Optimum Large Cap Growth Fund

Optimum Large Cap Value Fund

Optimum Small-Mid Cap Growth Fund

Optimum Small-Mid Cap Value Fund

September 30, 2022

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and, if available, their summary prospectuses, which may be obtained by visiting optimummutualfunds.com/literature or calling 800 914-0278. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of September 30, 2022, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM which includes investment products and advisory services distributed and offered by and referred through affiliates which include Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA), and Macquarie Investment Management Business Trust (MIMBT), a Securities and Exchange Commission (SEC)-registered investment advisor. Investment advisory services are provided by a series of MIMBT. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from April 1, 2022 to September 30, 2022 (Unaudited)

The investment objective of Optimum Fixed Income Fund is to seek a high level of income, and it may also seek growth of capital.

The investment objective of Optimum International Fund is to seek long-term growth of capital, and it may also seek income.

The investment objective of Optimum Large Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Large Cap Value Fund is to seek long-term growth of capital, and it may also seek income.

The investment objective of Optimum Small-Mid Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Small-Mid Cap Value Fund is to seek long-term growth of capital.

As a shareholder of a Fund, you incur two types of costs:

(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2022 to September 30, 2022.

Actual Expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Optimum Fixed Income Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratio	Expenses Paid During Period 4/1/22 to 9/30/22*
Actual Fund return†
Class A	$1,000.00	$893.90	1.06%	$5.03
Class C	1,000.00	890.70	1.81%	8.58
Institutional Class	1,000.00	894.90	0.81%	3.85
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.75	1.06%	$5.37
Class C	1,000.00	1,015.99	1.81%	9.15
Institutional Class	1,000.00	1,021.01	0.81%	4.10

Optimum International Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratio	Expenses Paid During Period 4/1/22 to 9/30/22*
Actual Fund return†
Class A	$1,000.00	$745.30	1.32%	$5.78
Class C	1,000.00	742.50	2.07%	9.04
Institutional Class	1,000.00	746.80	1.07%	4.69
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.45	1.32%	$6.68
Class C	1,000.00	1,014.69	2.07%	10.45
Institutional Class	1,000.00	1,019.70	1.07%	5.42

(continues)	1

Disclosure of Fund expenses

Optimum Large Cap Growth Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratio	Expenses Paid During Period 4/1/22 to 9/30/22*
Actual Fund return†
Class A	$1,000.00	$725.90	1.19%	$5.15
Class C	1,000.00	723.10	1.94%	8.38
Institutional Class	1,000.00	726.50	0.94%	4.07
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.10	1.19%	$6.02
Class C	1,000.00	1,015.34	1.94%	9.80
Institutional Class	1,000.00	1,020.36	0.94%	4.76

Optimum Large Cap Value Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratio	Expenses Paid During Period 4/1/22 to 9/30/22*
Actual Fund return†
Class A	$1,000.00	$842.20	1.17%	$5.40
Class C	1,000.00	839.30	1.92%	8.85
Institutional Class	1,000.00	843.10	0.92%	4.25
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.20	1.17%	$5.92
Class C	1,000.00	1,015.44	1.92%	9.70
Institutional Class	1,000.00	1,020.46	0.92%	4.66

Optimum Small-Mid Cap Growth Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratio	Expenses Paid During Period 4/1/22 to 9/30/22*
Actual Fund return†
Class A	$1,000.00	$808.00	1.54%	$6.98
Class C	1,000.00	805.10	2.29%	10.36
Institutional Class	1,000.00	809.20	1.29%	5.85
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.35	1.54%	$7.79
Class C	1,000.00	1,013.59	2.29%	11.56
Institutional Class	1,000.00	1,018.60	1.29%	6.53

Optimum Small-Mid Cap Value Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratio	Expenses Paid During Period 4/1/22 to 9/30/22*
Actual Fund return†
Class A	$1,000.00	$784.60	1.44%	$6.44
Class C	1,000.00	781.30	2.19%	9.78
Institutional Class	1,000.00	785.30	1.19%	5.33
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.85	1.44%	$7.28
Class C	1,000.00	1,014.09	2.19%	11.06
Institutional Class	1,000.00	1,019.10	1.19%	6.02

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Funds’ expenses reflected above and on the previous page, each Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The tables above and on the previous page do not reflect the expenses of any Underlying Funds.

Security type / sector allocations

Optimum Fixed Income Fund

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Asset-Backed Securities	0.02%
Agency Collateralized Mortgage Obligations	2.66%
Agency Commercial Mortgage-Backed Securities	0.06%
Agency Mortgage-Backed Securities	22.22%
Agency Obligation	0.52%
Collateralized Debt Obligations	6.32%
Convertible Bonds	0.16%
Corporate Bonds	35.67%
Banking	10.50%
Basic Industry	1.42%
Brokerage	0.25%
Capital Goods	1.07%
Communications	3.13%
Consumer Cyclical	2.63%
Consumer Non-Cyclical	3.44%
Energy	2.96%
Finance Companies	2.02%
Industrials	0.45%
Insurance	0.78%
Real Estate Investment Trusts	0.83%
Technology	1.54%
Transportation	1.56%
Utilities	3.09%
Municipal Bonds	0.79%
Non-Agency Asset-Backed Securities	2.18%
Non-Agency Collateralized Mortgage Obligations	1.61%
Non-Agency Commercial Mortgage-Backed Securities	4.73%
Loan Agreements	2.82%
Sovereign Bonds	5.79%
Supranational Banks	0.00%
US Treasury Obligations	12.69%
Common Stocks	0.02%
Preferred Stock	0.01%
Options Purchased	0.19%
Short-Term Investments	28.49%
Total Value of Securities Before Options Written	126.95%
Options Written	(0.60%)
Liabilities Net of Receivables and Other Assets	(26.35%)
Total Net Assets	100.00%

(continues)	3

Security type / sector and country allocations

Optimum International Fund

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stocks by Country	97.08%
Australia	5.49%
Austria	0.67%
Belgium	0.00%
Brazil	2.83%
Canada	3.23%
China/Hong Kong	11.03%
Czech Republic	0.02%
Denmark	4.96%
Egypt	0.00%
Finland	0.72%
France	5.11%
Germany	7.85%
Greece	0.07%
Hong Kong	0.00%
Hungary	0.26%
India	2.80%
Indonesia	0.88%
Iraq	0.00%
Ireland	3.16%
Israel	1.91%
Italy	0.90%
Japan	12.50%
Luxembourg	0.04%
Malaysia	0.13%
Mexico	0.29%
Netherlands	4.89%
New Zealand	0.02%
Norway	1.13%
Panama	0.56%
Philippines	0.02%
Poland	0.31%
Portugal	0.00%
Republic of Korea	4.18%
Russia	0.00%
Singapore	0.03%
South Africa	1.26%
Spain	1.26%
Sweden	1.98%
Switzerland	6.68%
Taiwan	3.81%
Thailand	1.34%
Turkey	0.04%
Ukraine	0.14%
United Arab Emirates	0.15%
United Kingdom	2.18%
United States	2.25%
Preferred Stocks	1.01%
Short-Term Investments	1.05%
Total Value of Securities	99.14%
Receivables and Other Assets Net of Liabilities	0.86%
Total Net Assets	100.00%
Common stocks and preferred stocks by sector	Percentage of net assets
Communication Services	6.58%
Consumer Discretionary	10.11%
Consumer Staples	4.81%
Energy	5.02%
Financials	15.70%
Healthcare	8.96%
Industrials	19.47%
Information Technology	16.15%
Materials	9.38%
Real Estate	0.39%
Utilities	1.52%
Total	98.09%

Security type / sector allocations and top 10 equity holdings

Optimum Large Cap Growth Fund

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks ◆	97.30%
Communication Services	8.19%
Consumer Discretionary	17.00%
Consumer Staples	3.62%
Energy	0.82%
Financials	2.31%
Healthcare	16.75%
Industrials	7.91%
Information Technology*	39.12%
Materials	0.82%
Real Estate	0.76%
Exchange-Traded Fund	0.25%
Short-Term Investments	2.51%
Total Value of Securities	100.06%
Liabilities Net of Receivables and Other Assets	(0.06%)
Total Net Assets	100.00%

◆ Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.

*To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector for this Fund consisted of Commercial Services, Computers, Diversified Financial Services, Internet, Machinery-Diversified, Semiconductors, and Software. As of September 30, 2022, such amounts, as a percentage of total net assets were 1.92%, 10.30%, 6.84%, 1.95%, 0.24%, 5.74%, and 12.13%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Apple	10.00%
Amazon.com	7.85%
Microsoft	6.87%
UnitedHealth Group	4.92%
Visa Class A	4.67%
Tesla	2.81%
NVIDIA	2.36%
Mastercard Class A	2.17%
Alphabet Class C	2.06%
Alphabet Class A	1.87%

(continues)	5

Security type / sector allocations and top 10 equity holdings

Optimum Large Cap Value Fund

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	98.59%
Communication Services	5.81%
Consumer Discretionary	4.43%
Consumer Staples	4.99%
Energy	6.99%
Financials	22.46%
Healthcare	19.00%
Industrials	15.38%
Information Technology	7.70%
Materials	3.84%
Real Estate	2.23%
Utilities	5.76%
Short-Term Investments	1.45%
Total Value of Securities	100.04%
Liabilities Net of Receivables and Other Assets	(0.04%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
JPMorgan Chase & Co.	2.96%
Johnson & Johnson	2.81%
Northrop Grumman	2.26%
ConocoPhillips	2.25%
Thermo Fisher Scientific	2.13%
Duke Energy	1.88%
Honeywell International	1.64%
Exxon Mobil	1.63%
Comcast Class A	1.59%
Lowe’s	1.57%

Security type / sector allocations and top 10 equity holdings

Optimum Small-Mid Cap Growth Fund

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks ◆	96.88%
Communication Services	0.74%
Consumer Discretionary	9.59%
Consumer Staples	6.02%
Energy	3.03%
Financials	5.39%
Healthcare*	27.40%
Industrials	20.41%
Information Technology	22.22%
Materials	1.74%
Real Estate	0.34%
Convertible Preferred Stock	0.02%
Warrant	0.00%
Short-Term Investments	3.13%
Total Value of Securities	100.03%
Liabilities Net of Receivables and Other Assets	(0.03%)
Total Net Assets	100.00%

◆ Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.

*To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Healthcare sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Healthcare sector consisted of Biotechnology, Commercial Services, Healthcare-Products, Healthcare-Services, Pharmaceuticals, and Software. As of September 30, 2022, such amounts, as a percentage of total net assets were 5.27%, 1.06%, 7.92%, 4.84%, 2.76%, and 5.55%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Healthcare sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Evolent Health Class A	2.75%
Option Care Health	1.48%
Celsius Holdings	1.42%
Axonics	1.39%
BJ’s Wholesale Club Holdings	1.31%
Matador Resources	1.31%
DoubleVerify Holdings	1.29%
Academy Sports & Outdoors	1.29%
Enphase Energy	1.28%
Dycom Industries	1.26%

(continues)	7

Security type / sector allocations and top 10 equity holdings

Optimum Small-Mid Cap Value Fund

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	98.25%
Communication Services	6.53%
Consumer Discretionary	10.90%
Consumer Staples	3.80%
Energy	6.47%
Financials	19.77%
Healthcare	6.06%
Industrials	13.73%
Information Technology	9.46%
Materials	11.76%
Real Estate	8.12%
Utilities	1.65%
Short-Term Investments	1.64%
Total Value of Securities	99.89%
Receivables and Other Assets Net of Liabilities	0.11%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Nexstar Media Group Class A	2.93%
Silgan Holdings	2.86%
Gaming and Leisure Properties	2.29%
Ziff Davis	1.71%
PacWest Bancorp	1.66%
Ashland	1.61%
DT Midstream	1.60%
Lithia Motors	1.45%
BWX Technologies	1.45%
Starwood Property Trust	1.44%

Schedules of investments

Optimum Fixed Income Fund

September 30, 2022 (Unaudited)

	Principal amount°	Value (US $)
Agency Asset-Backed Securities – 0.02%
SLM Student Loan Trust Series 2003-11 A6 144A 3.843% (LIBOR03M + 0.55%) 12/15/25 #, ●	9,543	$9,529
Series 2008-9 A 4.283% (LIBOR03M + 1.50%) 4/25/23 ●	542,879	538,578
Total Agency Asset-Backed Securities (cost $552,509)		548,107

Agency Collateralized Mortgage Obligations – 2.66%
Fannie Mae Connecticut Avenue Securities Series 2017-C04 2M2 5.934% (LIBOR01M + 2.85%) 11/25/29 ●	286,003	287,784
Fannie Mae Grantor Trust Series 1999-T2 A1 7.50% 1/19/39 ●	3,373	3,437
Series 2004-T1 1A2 6.50% 1/25/44	3,235	3,342
Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	23,759	24,519
Series 2004-W15 1A1 6.00% 8/25/44	16,028	16,249
Fannie Mae REMICs Series 1999-19 PH 6.00% 5/25/29	27,696	28,277
Series 2001-14 Z 6.00% 5/25/31	1,713	1,730
Series 2007-30 OE 1.784% 4/25/37 Ω, ^	1,316,774	968,910
Series 2008-24 ZA 5.00% 4/25/38	4,362,491	4,361,582
Series 2009-2 AS 2.616% (5.70% minus LIBOR01M, Cap 5.70%) 2/25/39 Σ, ●	244,263	17,017
Series 2009-68 SA 3.666% (6.75% minus LIBOR01M, Cap 6.75%) 9/25/39 Σ, ●	94,023	7,821
Series 2011-118 DC 4.00% 11/25/41	263,804	249,690
Fannie Mae REMICs Series 2017-40 GZ 3.50% 5/25/47	399,984	360,726
Series 2017-95 FA 2.723% (LIBOR01M + 0.35%, Floor 0.35%) 11/25/47 ●	242,153	237,397
Freddie Mac REMICs Series 2165 PE 6.00% 6/15/29	25,407	26,002
Series 3143 BC 5.50% 2/15/36	719,534	736,063
Series 3289 SA 3.932% (6.75% minus LIBOR01M, Cap 6.75%) 3/15/37 Σ, ●	294,759	29,951
Series 4676 KZ 2.50% 7/15/45	383,526	335,678
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2019-DNA4 M2 144A 5.034% (LIBOR01M + 1.95%) 10/25/49 #, ●	128,618	127,882
Series 2019-HQA4 M2 144A 5.134% (LIBOR01M + 2.05%) 11/25/49 #, ●	76,028	75,787
Series 2020-DNA2 M2 144A 4.934% (LIBOR01M + 1.85%) 2/25/50 #, ●	229,983	226,425
Series 2020-DNA6 M2 144A 4.281% (SOFR + 2.00%) 12/25/50 #, ●	3,328,294	3,272,119
Series 2021-DNA1 M2 144A 4.081% (SOFR + 1.80%) 1/25/51 #, ●	6,183,430	5,906,744
Series 2021-DNA3 M2 144A 4.381% (SOFR + 2.10%) 10/25/33 #, ●	2,500,000	2,381,193
Series 2021-DNA5 M2 144A 3.931% (SOFR + 1.65%) 1/25/34 #	3,039,158	2,963,663

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2021-HQA1 M2 144A 4.531% (SOFR + 2.25%) 8/25/33 #	7,000,000	$6,414,131
Series 2021-HQA2 M2 144A 4.331% (SOFR + 2.05%) 12/25/33 #, ●	5,000,000	4,439,780
Series 2022-DNA1 M2 144A 4.781% (SOFR + 2.50%) 1/25/42 #	3,000,000	2,617,495
Series 2022-DNA2 M2 144A 6.031% (SOFR + 3.75%) 2/25/42 #, ●	1,000,000	913,751
Freddie Mac Structured Pass Through Certificates Series T-54 2A 6.50% 2/25/43 ◆	9,882	10,403
Series T-58 2A 6.50% 9/25/43 ◆	3,587	3,642
GNMA Series 2008-65 SB 2.986% (6.00% minus LIBOR01M, Cap 6.00%) 8/20/38 Σ, ●	250,967	13,758
Series 2009-2 SE 2.806% (5.82% minus LIBOR01M, Cap 5.82%) 1/20/39 Σ, ●	838,126	59,487
Series 2011-H21 FT 3.646% (H15T1Y + 0.70%, Cap 15.25%, Floor 0.70%) 10/20/61 ●	3,639,030	3,630,051
Series 2011-H23 FA 3.057% (LIBOR01M + 0.70%, Cap 11.00%, Floor 0.70%) 10/20/61 ●	2,345,139	2,335,111
Series 2012-H08 FB 2.957% (LIBOR01M + 0.60%, Cap 11.00%, Floor 0.60%) 3/20/62 ●	284,419	282,879
Series 2012-H18 NA 2.877% (LIBOR01M + 0.52%, Cap 10.50%, Floor 0.52%) 8/20/62 ●	178,610	177,606
Series 2012-H29 SA 2.872% (LIBOR01M + 0.515%, Cap 12.00%, Floor 0.515%) 10/20/62 ●	2,904,985	2,880,333
Series 2013-113 LY 3.00% 5/20/43	173,000	155,889
Series 2015-H10 FA 2.957% (LIBOR01M + 0.60%, Cap 7.50%) 4/20/65 ●	8,284,951	8,185,034
Series 2015-H11 FC 2.907% (LIBOR01M + 0.55%, Cap 7.50%, Floor 0.55%) 5/20/65 ●	972,150	960,790
Series 2015-H12 FB 2.957% (LIBOR01M + 0.60%, Cap 7.50%, Floor 0.60%) 5/20/65 ●	4,110,511	4,068,905
Series 2015-H20 FB 2.957% (LIBOR01M + 0.60%, Cap 7.50%, Floor 0.60%) 8/20/65 ●	1,150,101	1,137,723
Series 2015-H30 FD 2.957% (LIBOR01M + 0.60%, Cap 11.00%, Floor 0.60%) 10/20/65 ●	64,601	64,216
Series 2016-H06 FD 3.277% (LIBOR01M + 0.92%, Cap 7.50%, Floor 0.92%) 7/20/65 ●	1,158,432	1,153,569
Series 2017-163 ZK 3.50% 11/20/47	2,771,735	2,587,378
Total Agency Collateralized Mortgage Obligations (cost $67,854,089)		64,741,919

	Principal amount°	Value (US $)
Agency Commercial Mortgage-Backed Securities – 0.06%
Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27 ◆	1,070,000	$1,007,547
FREMF Mortgage Trust Series 2017-K71 B 144A 3.881% 11/25/50 #, ●	470,000	428,703
Total Agency Commercial Mortgage-Backed Securities (cost $1,516,973)		1,436,250

Agency Mortgage-Backed Securities – 22.22%
Fannie Mae 5.50% 3/1/37	4,747	4,760
Fannie Mae S.F. 15 yr 2.00% 3/1/36	3,280,988	2,895,629
2.50% 7/1/36	6,109,882	5,552,238
Fannie Mae S.F. 20 yr 2.00% 3/1/41	2,990,487	2,505,365
2.00% 5/1/41	2,738,137	2,294,344
3.00% 9/1/37	1,382,728	1,274,745
Fannie Mae S.F. 30 yr 2.00% 12/1/50	8,007,761	6,524,416
2.00% 1/1/51	4,445,586	3,623,529
2.00% 2/1/51	3,800,609	3,099,786
2.00% 3/1/51	5,609,222	4,566,421
2.00% 5/1/51	1,212,074	986,351
2.00% 8/1/51	1,396,717	1,135,646
2.00% 1/1/52	3,954,196	3,218,722
2.50% 10/1/50	1,432,798	1,211,168
2.50% 1/1/51	2,937,723	2,485,568
2.50% 7/1/51	1,278,039	1,078,647
2.50% 8/1/51	7,347,177	6,214,893
2.50% 2/1/52	5,894,324	4,963,689
2.50% 4/1/52	66,092	55,591
3.00% 10/1/42	1,257,375	1,127,722
3.00% 4/1/43	418,507	375,003
3.00% 1/1/47	1,694,782	1,517,475
3.00% 11/1/48	664,894	591,310
3.00% 12/1/49	3,674,357	3,238,957
3.00% 3/1/50	1,660,879	1,471,639
3.00% 7/1/50	803,816	705,287
3.00% 5/1/51	553,740	486,811
3.00% 7/1/51	4,623,410	4,057,991
3.00% 8/1/51	1,700,519	1,488,681
3.00% 12/1/51	518,545	455,581
3.50% 2/1/47	2,329,408	2,139,618
3.50% 7/1/47	1,859,146	1,708,003
3.50% 12/1/47	381,359	347,765
3.50% 1/1/48	887,170	811,523
3.50% 2/1/48	1,627,688	1,487,420
3.50% 7/1/48	1,225,884	1,121,313
3.50% 11/1/48	1,005,514	919,694
3.50% 1/1/50	1,316,664	1,196,229
3.50% 3/1/50	627,697	573,912
3.50% 8/1/50	5,266,482	4,810,762
3.50% 1/1/52	985,888	889,708
3.50% 3/1/52	3,665,682	3,325,897
3.50% 4/1/52	2,648,789	2,389,047
3.50% 5/1/52	3,291,541	2,982,171
4.00% 10/1/40	9,004	8,583
4.00% 11/1/40	37,481	35,547
4.00% 3/1/46	54,732	51,986
4.00% 3/1/47	3,148,256	2,988,680
4.00% 4/1/47	499,112	473,196
4.00% 6/1/48	2,280,828	2,158,884
4.00% 9/1/48	2,766,166	2,613,988
4.00% 10/1/48	2,444,975	2,322,870
4.00% 1/1/49	44,446	41,998
4.00% 3/1/49	126,506	119,536
4.00% 6/1/49	567,416	535,373
4.50% 5/1/35	28,379	27,669
4.50% 8/1/35	48,052	46,853
4.50% 9/1/35	56,015	54,748
4.50% 5/1/39	174,870	171,468
4.50% 6/1/40	134,323	131,767
4.50% 7/1/40	169,612	163,235
4.50% 4/1/41	13,023	12,478
4.50% 1/1/42	1,873,954	1,827,300
4.50% 5/1/46	122,510	120,031
4.50% 4/1/48	695,489	684,488
4.50% 7/1/48	136,335	131,182
4.50% 8/1/48	98,339	94,633
4.50% 9/1/48	227,789	219,781
4.50% 12/1/48	199,324	192,492
4.50% 1/1/49	3,006,479	2,917,280
4.50% 1/1/50	2,039,753	1,986,119
5.00% 3/1/34	890	895
5.00% 4/1/34	4,257	4,285
5.00% 8/1/34	8,154	8,214
5.00% 4/1/35	1,703	1,664
5.00% 12/1/37	707	695
5.00% 3/1/38	43,166	42,866
5.00% 6/1/38	877	856
5.00% 5/1/40	66,220	66,740
5.00% 7/1/47	351,048	353,812
5.00% 7/1/52	3,672,887	3,593,139
5.50% 12/1/33	7,821	7,809

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr 5.50% 2/1/35	137,730	$142,713
5.50% 5/1/44	4,676,213	4,827,551
6.00% 9/1/36	6,383	6,492
6.00% 8/1/38	12,874	13,090
6.00% 12/1/38	2,839	2,984
6.00% 6/1/41	974,091	1,023,387
6.00% 7/1/41	3,296,363	3,463,939
6.00% 1/1/42	820,396	861,963
6.50% 11/1/33	1,588	1,636
6.50% 2/1/36	26,347	27,333
6.50% 3/1/36	47,352	48,802
6.50% 6/1/36	35,203	36,500
6.50% 2/1/38	10,070	10,378
6.50% 11/1/38	2,047	2,140
Fannie Mae S.F. 30 yr TBA 2.00% 10/1/52	50,200,000	40,634,546
2.50% 10/1/52	37,400,000	31,371,442
3.00% 11/1/52	173,000,000	150,481,905
3.50% 11/1/52	72,100,000	64,836,963
4.50% 10/1/52	6,500,000	6,191,758
5.00% 10/1/52	9,441,000	9,196,172
5.50% 10/1/52	20,319,000	20,195,182
Freddie Mac ARM 2.00% (LIBOR12M + 1.625%, Cap 10.50%, Floor 1.625%) 2/1/38 ●	12,478	12,300
3.555% (LIBOR12M + 2.18%, Cap 10.517%, Floor 2.18%) 5/1/37 ●	44,313	45,163
Freddie Mac S.F. 15 yr 2.00% 12/1/35	2,476,590	2,191,218
3.00% 3/1/35	7,362,293	6,842,532
Freddie Mac S.F. 20 yr 2.00% 3/1/41	3,406,594	2,853,620
2.50% 6/1/41	6,131,954	5,273,770
3.00% 4/1/42	1,793,590	1,590,533
5.50% 10/1/23	1,490	1,485
5.50% 8/1/24	1,362	1,357
Freddie Mac S.F. 30 yr 2.00% 4/1/51	1,440,187	1,172,124
2.00% 9/1/51	4,927,810	4,005,963
2.50% 10/1/50	2,541,392	2,154,855
2.50% 11/1/50	2,340,676	1,977,961
2.50% 2/1/51	4,357,695	3,687,508
2.50% 10/1/51	6,705,624	5,668,686
3.00% 11/1/46	2,350,969	2,091,446
3.00% 11/1/49	2,330,324	2,044,624
3.00% 1/1/50	644,895	568,595
3.00% 12/1/50	177,628	156,192
3.00% 5/1/51	5,764,142	5,111,400
3.00% 8/1/51	1,525,976	1,336,677
3.50% 8/1/48	18,979	17,333
3.50% 9/1/48	1,605,241	1,467,712
3.50% 11/1/48	4,615,447	4,220,804
3.50% 4/1/52	2,097,603	1,894,729
4.00% 12/1/45	446,983	425,765
4.00% 7/1/47	145,886	138,325
4.00% 10/1/47	1,404,379	1,323,624
4.00% 9/1/52	2,018,000	1,875,305
4.50% 8/1/48	827,935	801,797
4.50% 1/1/49	2,946,787	2,847,252
4.50% 3/1/49	179,031	173,178
4.50% 4/1/49	727,103	706,384
4.50% 8/1/49	1,569,408	1,525,452
5.00% 7/1/52	6,154,448	6,022,066
5.50% 9/1/41	1,341,352	1,387,101
5.50% 9/1/52	2,519,000	2,548,127
5.50% 11/1/52	2,567,000	2,554,486
6.50% 11/1/33	14,113	14,560
6.50% 1/1/35	41,446	43,427
7.00% 1/1/38	5,076	5,067
GNMA I S.F. 30 yr 3.00% 8/15/45	4,859,236	4,336,222
3.00% 3/15/50	371,326	328,066
GNMA II S.F. 30 yr 3.00% 8/20/50	758,570	685,263
5.50% 5/20/37	58,784	60,844
6.00% 4/20/34	1,720	1,719
GNMA II S.F. 30 yr TBA 4.00% 10/20/52	6,000,000	5,602,735
Total Agency Mortgage-Backed Securities (cost $583,689,262)		541,296,395

Agency Obligation – 0.52%
Federal Home Loan Banks 3.05% (SOFR + 0.01%) 1/4/23 ●	12,600,000	12,600,669
Total Agency Obligation (cost $12,600,000)		12,600,669

Collateralized Debt Obligations – 6.32%
522 Funding CLO Series 2018-3AAR 144A 3.75% (LIBOR03M + 1.04%, Floor 1.04%) 10/20/31 #, ●	1,200,000	1,164,662

	Principal amount°		Value (US $)
Collateralized Debt Obligations (continued)
Adagio V CLO DAC Series V-AARR 144A 0.72% (EUR003M + 0.72%, Floor 0.72%) 10/15/31 #, ●	EUR	1,100,000	$1,034,809
AMMC CLO 16 Series 2015-16A AR2 144A 3.463% (LIBOR03M + 0.98%, Floor 0.98%) 4/14/29 #, ●		735,961	727,413
Anchorage Capital CLO 9 Series 2016-9A AR2 144A 3.652% (LIBOR03M + 1.14%, Floor 1.14%) 7/15/32 #, ●		1,800,000	1,748,961
Anchorage Capital CLO 11 Series 2019-11AAR 144A 3.899% (LIBOR03M + 1.14%, Floor 1.14%) 7/22/32 #, ●		1,200,000	1,163,345
Apex Credit CLO Series 2018-1A A2 144A 3.813% (LIBOR03M + 1.03%) 4/25/31 #, ●		2,400,000	2,313,924
Apidos CLO XXIV Series 2016-24A A1AL 144A 3.66% (LIBOR03M + 0.95%, Floor 0.95%) 10/20/30 #, ●		1,350,000	1,314,153
Aqueduct European CLO DAC Series 2017-1AAR 144A 0.687% (EUR003M + 0.64%, Floor 0.64%) 7/20/30 #, ●	EUR	1,728,522	1,623,312
Ares European CLO Series 7A A1RR 144A 0.66% (EUR003M + 0.66%, Floor 0.66%) 10/15/30 #, ●	EUR	1,296,636	1,225,694
Ares European CLO X DAC Series 10AAR 144A 0.78% (EUR003M + 0.78%, Floor 0.78%) 10/15/31 #, ●	EUR	2,700,000	2,502,281
Ares European CLO XII DAC Series 12AAR 144A 0.897% (EUR003M + 0.85%, Floor 0.85%) 4/20/32 #, ●	EUR	300,000	278,170
Ares European CLO XIV DAC Series 14A A 144A 1.162% (EUR003M + 1.12%, Floor 1.12%) 10/21/33 #, ●	EUR	3,750,000	3,517,037
Ares XL CLO Series 2016-40A A1RR 144A 3.382% (LIBOR03M + 0.87%, Floor 0.87%) 1/15/29 #, ●		1,876,640	1,842,645
Ares XXXIX CLO Series 2016-39A A1R2 144A 3.79% (LIBOR03M + 1.05%, Floor 1.05%) 4/18/31 #, ●		1,500,000	1,459,488
Atrium XII Series 12AAR 144A 3.589% (LIBOR03M + 0.83%) 4/22/27 #, ●		2,105,095	2,069,398
Aurium CLO IV DAC Series 4AAR 144A 0.732% (EUR003M + 0.73%, Floor 0.73%) 1/16/31 #, ●	EUR	3,000,000	2,810,048
Bain Capital Euro CLO DAC Series 2018-2AAR 144A 0.787% (EUR003M + 0.74%, Floor 0.74%) 1/20/32 #, ●	EUR	1,300,000	1,222,867
Benefit Street Partners CLO XII Series 2017-12A A1R 144A 3.462% (LIBOR03M + 0.95%, Floor 0.95%) 10/15/30 #, ●		500,000	489,362

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (US $)
Collateralized Debt Obligations (continued)
Benefit Street Partners CLO XVII Series 2019-17AAR 144A 3.592% (LIBOR03M + 1.08%, Floor 1.08%) 7/15/32 #, ●		700,000	$678,918
Black Diamond CLO DAC Series 2019-1A A1R 144A 1.301% (EUR003M + 0.98%, Floor 0.98%) 5/15/32 #, ●	EUR	300,000	281,499
Blackrock European CLO VII DAC Series 7AAR 144A 0.62% (EUR003M + 0.62%, Floor 0.62%) 10/15/31 #, ●	EUR	2,200,000	2,050,051
BlueMountain Fuji EUR CLO III DAC Series 3A A1R 144A 0.72% (EUR003M + 0.72%, Floor 0.72%) 1/15/31 #, ●	EUR	1,400,000	1,315,121
BNPP AM Euro CLO DAC Series 2018-1AAR 144A 0.60% (EUR003M + 0.60%, Floor 0.60%) 4/15/31 #, ●	EUR	250,000	235,218
Series 2019-1AAR 144A 0.945% (EUR003M + 0.82%, Floor 0.82%) 7/22/32 #, ●	EUR	1,000,000	914,685
Cairn CLO IV DAC Series 2014-4AARRR 144A 0.838% (EUR003M + 0.60%, Floor 0.60%) 4/30/31 #, ●	EUR	1,578,843	1,499,458
Cairn CLO X DAC Series 2018-10AAR 144A 0.78% (EUR003M + 0.78%, Floor 0.78%) 10/15/31 #, ●	EUR	1,400,000	1,296,664
Carlyle Euro CLO DAC Series 2017-3A A1R 144A 0.70% (EUR003M + 0.70%, Floor 0.70%) 1/15/31 #, ●	EUR	1,900,000	1,799,979
Series 2019-2A A1R 144A 1.211% (EUR003M + 0.89%, Floor 0.89%) 8/15/32 #, ●	EUR	600,000	557,054
Carlyle Global Market Strategies CLO Series 2013-1A A1RR 144A 3.872% (LIBOR03M + 0.95%, Floor 0.95%) 8/14/30 #, ●		2,500,000	2,458,315
Carlyle Global Market Strategies Euro CLO Series 2014-2A AR1 144A 1.071% (EUR003M + 0.75%, Floor 0.75%) 11/15/31 #, ●	EUR	1,500,000	1,405,204
CARLYLE US CLO Series 2017-1A A1R 144A 3.71% (LIBOR03M + 1.00%, Floor 1.00%) 4/20/31 #, ●		1,500,000	1,467,751
CVC Cordatus Loan Fund VII DAC Series 7AARR 144A 1.63% (EUR003M + 0.63%, Floor 0.63%) 9/15/31 #, ●	EUR	1,200,000	1,118,541
Dryden 27 R Euro CLO DAC Series 2017-27AAR 144A 0.66% (EUR003M + 0.66%, Floor 0.66%) 4/15/33 #, ●	EUR	2,200,000	2,020,383
Dryden 36 Senior Loan Fund Series 2014-36A AR3 144A 3.532% (LIBOR03M + 1.02%, Floor 1.02%) 4/15/29 #, ●		3,346,116	3,294,478

	Principal amount°		Value (US $)
Collateralized Debt Obligations (continued)
Dryden 52 Euro CLO DAC Series 2017-52AAR 144A 1.181% (EUR003M + 0.86%, Floor 0.86%) 5/15/34 #, ●	EUR	2,200,000	$2,060,094
Euro-Galaxy III CLO DAC Series 2013-3AARRR 144A 0.765% (EUR003M + 0.62%, Floor 0.62%) 4/24/34 #, ●	EUR	4,000,000	3,724,410
FS Rialto Series 2022-FL4 A 144A 4.184% (SOFR + 1.90%, Floor 1.90%) 1/19/39 #, ●		3,500,000	3,417,536
Galaxy XXI CLO Series 2015-21AAR 144A 3.73% (LIBOR03M + 1.02%) 4/20/31 #, ●		1,650,000	1,613,700
GoldenTree Loan Management EUR CLO DAC Series 3AAR 144A 0.947% (EUR003M + 0.90%, Floor 0.90%) 1/20/32 #, ●	EUR	300,000	278,783
Goldentree Loan Management US CLO 2 Series 2017-2AAR 144A 3.62% (LIBOR03M + 0.91%, Floor 0.91%) 11/20/30 #, ●		3,300,000	3,229,829
Harvest CLO XI DAC Series 11AARR 144A 1.77% (EUR003M + 0.65%, Floor 0.65%) 6/26/30 #, ●	EUR	1,680,916	1,579,225
Harvest CLO XVI DAC Series 16AARR 144A 0.64% (EUR003M + 0.64%, Floor 0.64%) 10/15/31 #, ●	EUR	2,000,000	1,862,879
Harvest CLO XXI DAC Series 21A A2R 144A 1.04% 7/15/31 #	EUR	250,000	214,794
HGI CRE CLO Series 2022-FL3 A 144A 3.984% (SOFR + 1.70%, Floor 1.70%) 4/20/37 #, ●		3,000,000	2,932,239
Invesco Euro CLO I DAC Series 1A A1R 144A 0.65% (EUR003M + 0.65%, Floor 0.65%) 7/15/31 #, ●	EUR	250,000	233,468
Jubilee CLO DAC Series 2014-11AARR 144A 0.61% (EUR003M + 0.61%, Floor 0.61%) 4/15/30 #, ●	EUR	1,700,000	1,611,777
Series 2014-12AARRR 144A 0.60% (EUR003M + 0.60%, Floor 0.60%) 4/15/30 #, ●	EUR	600,000	569,925
Series 2016-17A A1RR 144A 0.65% (EUR003M + 0.65%, Floor 0.65%) 4/15/31 #, ●	EUR	1,400,000	1,301,340
Series 2016-17A A2RR 144A 0.65% (EUR003M + 0.65%, Floor 0.65%) 4/15/31 #, ●	EUR	500,000	466,141
KKR CLO 18 Series 18 AR 144A 3.68% (LIBOR03M + 0.94%, Floor 0.94%) 7/18/30 #, ●		500,000	490,422
Laurelin DAC Series 2016-1AARR 144A 0.767% (EUR003M + 0.72%, Floor 0.72%) 10/20/31 #, ●	EUR	2,100,000	1,969,676
LCM XIII Series 13A AR3 144A 3.608% (LIBOR03M + 0.87%, Floor 0.87%) 7/19/27 #, ●		3,487,079	3,426,529

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (US $)
Collateralized Debt Obligations (continued)
LCM XV Series 15A AR2 144A 3.71% (LIBOR03M + 1.00%, Floor 1.00%) 7/20/30 #, ●		3,300,000	$3,234,957
Man GLG Euro CLO III DAC Series 3AAR 144A 0.68% (EUR003M + 0.68%, Floor 0.68%) 10/15/30 #, ●	EUR	1,094,826	1,029,378
Man GLG Euro CLO V DAC Series 5A A1R 144A 1.69% (EUR003M + 0.69%, Floor 0.69%) 12/15/31 #, ●	EUR	1,900,000	1,783,079
Man GLG US CLO Series 2018-1A A1R 144A 3.85% (LIBOR03M + 1.14%) 4/22/30 #, ●		3,000,000	2,931,399
Marathon CLO Series 2021-16A A1A 144A 3.712% (LIBOR03M + 1.20%, Floor 1.20%) 4/15/34 #, ●		1,250,000	1,203,208
Marathon CLO V Series 2013-5A A1R 144A 3.854% (LIBOR03M + 0.87%) 11/21/27 #, ●		51,516	51,341
Mountain View CLO X Series 2015-10AAR 144A 3.275% (LIBOR03M + 0.82%, Floor 0.82%) 10/13/27 #, ●		456,182	453,095
Oak Hill European Credit Partners IV DAC Series 2015-4A A1RE 144A 0.777% (EUR003M + 0.73%, Floor 0.73%) 1/20/32 #, ●	EUR	296,529	281,547
Oaktree CLO Series 2019-4A A1R 144A 3.83% (LIBOR03M + 1.12%, Floor 1.12%) 10/20/32 #, ●		500,000	481,439
OCP Euro CLO DAC Series 2020-4AAR 144A 1.005% (EUR003M + 0.88%, Floor 0.88%) 9/22/34 #, ●	EUR	1,900,000	1,760,564
OZLM IX Series 2014-9A A1A3 144A 3.81% (LIBOR03M + 1.10%, Floor 1.10%) 10/20/31 #, ●		500,000	485,962
OZLM XVI Series 2017-16A A1R 144A 3.952% (LIBOR03M + 1.03%, Floor 1.03%) 5/16/30 #, ●		2,600,000	2,549,498
OZLM XXIV Series 2019-24A A1AR 144A 3.87% (LIBOR03M + 1.16%, Floor 1.16%) 7/20/32 #, ●		2,100,000	2,023,268
Palmer Square European Loan Funding DAC Series 2021-1A A 144A 0.78% (EUR003M + 0.78%, Floor 0.78%) 4/15/31 #, ●	EUR	1,847,093	1,738,991
Palmer Square Loan Funding Series 2021-3A A1 144A 3.51% (LIBOR03M + 0.80%, Floor 0.80%) 7/20/29 #, ●		556,104	545,340
Series 2021-4A A1 144A 3.312% (LIBOR03M + 0.80%, Floor 0.80%) 10/15/29 #, ●		2,176,138	2,133,674
Sculptor European CLO V DAC Series 5AAR 144A 0.79% (EUR003M + 0.79%, Floor 0.79%) 1/14/32 #, ●	EUR	3,300,000	3,087,237

	Principal amount°		Value (US $)
Collateralized Debt Obligations (continued)
Segovia European CLO DAC Series 2019-6AAR 144A 0.927% (EUR003M + 0.88%, Floor 0.88%) 7/20/32 #, ●	EUR	1,600,000	$1,490,303
Signal Peak CLO 5 Series 2018-5A A 144A 3.893% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #, ●		1,800,000	1,762,216
Sound Point CLO IX Series 2015-2AARRR 144A 3.92% (LIBOR03M + 1.21%, Floor 1.21%) 7/20/32 #, ●		2,600,000	2,518,766
Sound Point CLO XIV Series 2016-3A AR2 144A 3.773% (LIBOR03M + 0.99%, Floor 0.99%) 1/23/29 #, ●		3,867,421	3,817,686
Sound Point CLO XVI Series 2017-2AAR 144A 3.763% (LIBOR03M + 0.98%) 7/25/30 #, ●		4,400,000	4,299,632
Stratus CLO Series 2021-3A A 144A 3.66% (LIBOR03M + 0.95%, Floor 0.95%) 12/29/29 #, ●		1,881,422	1,848,787
Symphony Static CLO I Series 2021-1A A 144A 3.613% (LIBOR03M + 0.83%, Floor 0.83%) 10/25/29 #, ●		459,204	450,271
TCI-Symphony CLO Series 2017-1AAR 144A 3.442% (LIBOR03M + 0.93%, Floor 0.93%) 7/15/30 #, ●		1,000,000	980,326
THL Credit Wind River CLO Series 2019-3AAR 144A 3.592% (LIBOR03M + 1.08%, Floor 1.08%) 4/15/31 #, ●		3,100,000	3,011,681
Tikehau CLO DAC Series 2015-1AARR 144A 1.13% (EUR003M + 0.87%, Floor 0.87%) 8/4/34 #, ●	EUR	2,000,000	1,857,938
Toro European CLO 6 DAC Series 6AAR 144A 0.92% (EUR003M + 0.92%, Floor 0.92%) 1/12/32 #, ●	EUR	300,000	277,918
Toro European CLO 7 DAC Series 7AARE 144A 1.131% (EUR003M + 0.81%, Floor 0.81%) 2/15/34 #, ●	EUR	1,900,000	1,764,936
Venture 32 CLO Series 2018-32A A1 144A 3.84% (LIBOR03M + 1.10%, Floor 1.10%) 7/18/31 #, ●		500,000	487,102
Venture 34 CLO Series 2018-34A A 144A 3.742% (LIBOR03M + 1.23%, Floor 1.23%) 10/15/31 #, ●		2,500,000	2,432,642
Venture 38 CLO Series 2019-38A A1R 144A 3.942% (LIBOR03M + 1.16%, Floor 1.16%) 7/30/32 #, ●		2,900,000	2,808,128
Venture 42 CLO Series 2021-42A A1A 144A 3.642% (LIBOR03M + 1.13%, Floor 1.13%) 4/15/34 #, ●		1,300,000	1,234,990
Venture XVII CLO Series 2014-17AARR 144A 3.392% (LIBOR03M + 0.88%) 4/15/27 #, ●		279,465	274,820

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (US $)
Collateralized Debt Obligations (continued)
Venture XXIV CLO Series 2016-24AARR 144A 3.61% (LIBOR03M + 0.90%, Floor 0.90%) 10/20/28 #, ●		423,272	$414,935
Venture XXVI CLO Series 2017-26AAR 144A 3.81% (LIBOR03M + 1.10%, Floor 1.10%) 1/20/29 #, ●		3,334,068	3,284,260
Vibrant CLO IV Series 2016-4A A1RR 144A 3.83% (LIBOR03M + 1.12%, Floor 1.12%) 7/20/32 #, ●		1,300,000	1,260,415
Vibrant CLO VI Series 2017-6AAR 144A 4.477% (LIBOR03M + 0.95%) 6/20/29 #, ●		2,028,872	1,991,910
Vibrant CLO VII Series 2017-7A A1R 144A 3.75% (LIBOR03M + 1.04%, Floor 1.04%) 9/15/30 #, ●		4,500,000	4,412,646
Vibrant CLO XI Series 2019-11A A1R1 144A 3.83% (LIBOR03M + 1.12%, Floor 1.12%) 7/20/32 #, ●		1,500,000	1,459,206
Voya Series 2012-4A A1R3 144A 3.512% (LIBOR03M + 1.00%) 10/15/30 #, ●		1,400,000	1,368,938
Voya CLO Series 2014-4A A1RA 144A 3.583% (LIBOR03M + 1.10%) 7/14/31 #, ●		842,321	823,249
Total Collateralized Debt Obligations (cost $172,729,680)			153,991,333

Convertible Bonds – 0.16%
Kaman 3.25% exercise price $65.26, maturity date 5/1/24		2,540,000	2,396,490
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26		1,906,000	1,632,489
Total Convertible Bonds (cost $4,262,233)			4,028,979

Corporate Bonds – 35.67%
Banking – 10.50%
Access Bank 144A 6.125% 9/21/26 #		425,000	322,609
144A 9.125% 10/7/26 #, µ, Ψ		475,000	351,500
Akbank TAS 144A 6.80% 2/6/26 #		610,000	545,277
Banco Bilbao Vizcaya Argentaria 5.875% 9/24/23 µ, Ψ	EUR	800,000	718,776
Banco Continental 144A 2.75% 12/10/25 #		915,000	799,477
Banco de Bogota 144A 6.25% 5/12/26 #		405,000	379,327
Banco GNB Sudameris 144A 7.50% 4/16/31 #, µ		420,000	307,375
Banco Industrial 144A 4.875% 1/29/31 #, µ		320,000	292,960
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, µ, Ψ		375,000	343,912
Banco Nacional de Panama 144A 2.50% 8/11/30 #		200,000	147,015
Banco Santander 2.958% 3/25/31		1,000,000	759,600
3.496% 3/24/25		1,000,000	953,592
3.892% 5/24/24		1,400,000	1,363,780
4.175% 3/24/28 µ		1,200,000	1,083,021
Bancolombia 4.875% 10/18/27 µ		415,000	371,560
Bangkok Bank 144A 5.00% 9/23/25 #, µ, Ψ		280,000	248,354
Bank Hapoalim 144A 3.255% 1/21/32 #, µ		835,000	697,951
Bank Leumi Le-Israel 144A 3.275% 1/29/31 #, µ		300,000	256,525
144A 5.125% 7/27/27 #, µ		535,000	526,241

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Banking (continued)
Bank of America 2.482% 9/21/36 µ		12,865,000	$9,311,618
2.551% 2/4/28 µ		905,000	788,234
2.972% 2/4/33 µ		665,000	520,692
3.384% 4/2/26 µ		500,000	472,551
3.55% 3/5/24 µ		2,100,000	2,083,972
3.864% 7/23/24 µ		2,200,000	2,170,793
3.974% 2/7/30 µ		3,400,000	3,030,710
4.125% 1/22/24		200,000	198,511
4.30% 1/28/25 µ, Ψ		900,000	739,132
4.948% 7/22/28 µ		3,905,000	3,756,107
6.125% 4/27/27 µ, Ψ		865,000	819,587
Bank of China 144A 5.00% 11/13/24 #		455,000	455,284
Bank of New York Mellon 4.70% 9/20/25 µ, Ψ		2,560,000	2,457,600
Barclays 3.33% 11/24/42 µ		1,300,000	824,797
3.375% 4/2/25 µ	EUR	500,000	483,583
4.302% (LIBOR03M + 1.38%) 5/16/24 ●		1,800,000	1,799,181
4.972% 5/16/29 µ		3,000,000	2,703,945
5.20% 5/12/26		3,035,000	2,890,171
5.501% 8/9/28 µ		2,195,000	2,059,958
6.375% 12/15/25 µ, Ψ	GBP	500,000	461,275
7.125% 6/15/25 µ, Ψ	GBP	1,800,000	1,746,369
7.25% 3/15/23 µ, Ψ	GBP	700,000	753,209
7.75% 9/15/23 µ, Ψ		400,000	370,500
Barclays Bank 7.625% 11/21/22		439,000	439,034
BBVA Bancomer 144A 5.875% 9/13/34 #, µ		400,000	343,056
BNP Paribas 144A 1.904% 9/30/28 #, µ		1,800,000	1,455,079
144A 2.159% 9/15/29 #, µ		600,000	470,018
144A 2.871% 4/19/32 #, µ		300,000	227,248
144A 3.052% 1/13/31 #, µ		2,600,000	2,071,133
144A 7.375% 8/19/25 #, µ, Ψ		700,000	662,605
7.375% 8/19/25 µ, Ψ		500,000	473,289
CIMB Bank 144A 2.125% 7/20/27 #		550,000	479,030
Citigroup 3.07% 2/24/28 µ		865,000	771,934
3.20% 10/21/26		1,000,000	917,172
3.785% 3/17/33 µ		900,000	755,597
4.00% 12/10/25 µ, Ψ		900,000	760,500
4.044% 6/1/24 µ		1,800,000	1,786,294
4.075% 4/23/29 µ		3,400,000	3,081,346
5.61% 9/29/26 µ		3,070,000	3,055,196
Cooperatieve Rabobank 3.75% 7/21/26		1,350,000	1,245,294
4.375% 8/4/25		2,000,000	1,913,047
Credit Agricole 144A 2.811% 1/11/41 #		1,995,000	1,186,194
Credit Suisse Group 144A 2.593% 9/11/25 #, µ		1,105,000	1,006,013
3.80% 6/9/23		2,300,000	2,264,150
144A 3.869% 1/12/29 #, µ		1,065,000	870,172
144A 4.194% 4/1/31 #, µ		2,500,000	1,969,483
144A 4.50% 9/3/30 #, µ, Ψ		820,000	488,285
144A 6.25% 12/18/24 #, µ, Ψ		2,000,000	1,720,740
144A 6.375% 8/21/26 #, µ, Ψ		1,900,000	1,387,000
144A 6.442% 8/11/28 #, µ		4,490,000	4,181,196
7.50% 12/11/23 µ, Ψ		400,000	368,670
Deutsche Bank 2.129% 11/24/26 µ		700,000	595,040
3.547% 9/18/31 µ		4,135,000	3,158,423
3.729% 1/14/32 µ		3,115,000	2,101,566
3.742% 1/7/33 µ		2,296,000	1,491,918
3.961% 11/26/25 µ		5,700,000	5,325,382
6.119% 7/14/26 µ		3,000,000	2,915,985
Development Bank of Kazakhstan 144A 2.95% 5/6/31 #		300,000	234,573
Emirates NBD Bank PJSC 2.625% 2/18/25		495,000	468,823
Fifth Third Bancorp 2.55% 5/5/27		1,201,000	1,069,611
3.65% 1/25/24		790,000	775,739
3.95% 3/14/28		1,119,000	1,045,748

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Banking (continued)
Fifth Third Bancorp 4.337% 4/25/33 µ		855,000	$759,117
Fifth Third Bank 3.85% 3/15/26		835,000	789,506
Goldman Sachs Group 0.673% 3/8/24 µ		700,000	684,472
1.431% 3/9/27 µ		2,000,000	1,721,224
1.542% 9/10/27 µ		3,993,000	3,377,507
3.102% 2/24/33 µ		635,000	505,122
3.615% 3/15/28 µ		3,990,000	3,635,175
4.223% 5/1/29 µ		4,700,000	4,278,408
Hana Bank 144A 1.25% 12/16/26 #		345,000	297,874
HSBC Holdings 1.589% 5/24/27 µ		2,200,000	1,841,106
2.848% 6/4/31 µ		2,700,000	2,070,483
2.871% 11/22/32 µ		2,000,000	1,459,697
2.999% 3/10/26 µ		700,000	647,636
3.961% (LIBOR03M + 1.00%) 5/18/24 ●		1,000,000	988,204
4.30% 3/8/26		200,000	191,814
4.70% 3/9/31 µ, Ψ		500,000	356,333
5.21% 8/11/28 µ		500,000	467,969
5.875% 9/28/26 µ, Ψ	GBP	500,000	446,335
Huntington National Bank 4.552% 5/17/28 µ		645,000	621,628
ICICI Bank 144A 4.00% 3/18/26 #		335,000	319,442
Intesa Sanpaolo 144A 4.00% 9/23/29 #		1,300,000	1,076,794
7.75% 1/11/27 µ, Ψ	EUR	200,000	173,714
JPMorgan Chase & Co. 1.764% 11/19/31 µ		4,730,000	3,462,049
1.953% 2/4/32 µ		1,170,000	867,110
2.595% 2/24/26 µ		1,500,000	1,396,195
2.947% 2/24/28 µ		1,100,000	973,899
2.963% 1/25/33 µ		500,000	393,639
3.22% 3/1/25 µ		500,000	484,155
3.328% 4/22/52 µ		455,000	301,156
4.005% 4/23/29 µ		900,000	812,717
4.60% 2/1/25 µ, Ψ		1,185,000	1,035,216
4.851% 7/25/28 µ		4,060,000	3,902,522
4.912% 7/25/33 µ		775,000	715,701
5.00% 8/1/24 µ, Ψ		400,000	360,950
Lloyds Banking Group 2.438% 2/5/26 µ		300,000	275,869
3.50% 4/1/26 µ	EUR	200,000	192,184
Lloyds Banking Group 3.75% 3/18/28 µ		1,400,000	1,260,066
Mitsubishi UFJ Financial Group 2.193% 2/25/25		1,700,000	1,578,746
2.559% 2/25/30		1,800,000	1,446,900
Mizuho Financial Group 2.226% 5/25/26 µ		1,600,000	1,452,729
2.564% 9/13/31		1,400,000	1,030,241
2.591% 5/25/31 µ		2,000,000	1,567,113
3.261% 5/22/30 µ		3,100,000	2,605,106
Morgan Stanley 0.495% 10/26/29 µ	EUR	2,000,000	1,560,193
1.928% 4/28/32 µ		1,415,000	1,035,150
2.475% 1/21/28 µ		650,000	568,800
2.484% 9/16/36 µ		5,700,000	4,092,823
3.625% 1/20/27		4,000,000	3,725,565
Nationwide Building Society 144A 2.972% 2/16/28 #, µ		800,000	688,569
144A 3.766% 3/8/24 #, µ		800,000	791,217
144A 4.302% 3/8/29 #, µ		5,200,000	4,632,274
NatWest Group 4.80% 4/5/26		5,000,000	4,799,503
5.125% 5/12/27 µ, Ψ	GBP	500,000	419,586
NBK SPC 144A 1.625% 9/15/27 #, µ		1,065,000	916,658
NongHyup Bank 144A 0.875% 7/28/24 #		430,000	401,006
Nykredit Realkredit 2.00% 10/1/53	DKK	7,191,708	685,605
Oversea-Chinese Banking 144A 4.25% 6/19/24 #		660,000	651,890
PNC Bank 2.70% 11/1/22		250,000	249,747
3.875% 4/10/25		1,145,000	1,109,957
4.05% 7/26/28		2,400,000	2,204,433
PNC Financial Services Group 2.60% 7/23/26		1,635,000	1,493,115
6.00% 5/15/27 µ, Ψ		645,000	599,850
6.20% 9/15/27 µ, Ψ		1,090,000	1,032,775
QNB Finance 2.625% 5/12/25		1,160,000	1,090,203

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Banking (continued)
Santander UK Group Holdings 3.823% 11/3/28 µ		3,200,000	$2,752,825
Shinhan Financial Group 144A 3.34% 2/5/30 #, µ		410,000	384,252
Societe Generale 144A 4.25% 4/14/25 #		3,600,000	3,426,027
144A 4.677% 6/15/27 #		3,500,000	3,337,245
7.875% 12/18/23 µ, Ψ		500,000	480,625
Standard Chartered 7.75% 4/2/23 µ, Ψ		300,000	292,647
State Street 2.203% 2/7/28 µ		1,210,000	1,062,189
Sumitomo Mitsui Financial Group 1.474% 7/8/25		2,600,000	2,340,880
2.222% 9/17/31		2,300,000	1,724,042
SVB Financial Group 1.80% 10/28/26		490,000	421,720
1.80% 2/2/31		775,000	555,635
4.00% 5/15/26 µ, Ψ		2,110,000	1,604,583
4.57% 4/29/33 µ		2,910,000	2,554,688
Toronto-Dominion Bank 4.108% 6/8/27		2,710,000	2,558,543
Truist Bank 2.636% 9/17/29 µ		5,182,000	4,831,941
Truist Financial 1.887% 6/7/29 µ		3,485,000	2,855,097
4.916% 7/28/33 µ		1,375,000	1,244,518
4.95% 9/1/25 µ, Ψ		1,465,000	1,411,220
UBS 5.125% 5/15/24		200,000	195,487
UBS Group 0.25% 11/5/28 µ	EUR	1,000,000	789,636
144A 1.364% 1/30/27 #, µ		400,000	342,105
144A 3.126% 8/13/30 #, µ		2,000,000	1,643,784
144A 4.125% 9/24/25 #		1,774,000	1,695,025
144A 4.703% 8/5/27 #, µ		920,000	873,108
UniCredit 7.50% 6/3/26 µ, Ψ	EUR	600,000	518,200
144A 7.83% 12/4/23 #		2,900,000	2,924,836
US Bancorp 2.215% 1/27/28 µ		705,000	621,938
US Bancorp 2.491% 11/3/36 µ		950,000	715,507
2.677% 1/27/33 µ		735,000	591,701
3.375% 2/5/24		2,915,000	2,866,973
3.60% 9/11/24		1,275,000	1,252,290
3.95% 11/17/25		2,820,000	2,750,548
US Bank 3.40% 7/24/23		815,000	808,816
Virgin Money UK 3.375% 4/24/26 µ	GBP	100,000	98,591
4.00% 9/25/26 µ	GBP	800,000	792,514
Wells Fargo & Co. 3.196% 6/17/27 µ		900,000	820,412
3.584% 5/22/28 µ		5,300,000	4,800,048
3.90% 3/15/26 µ, Ψ		1,000,000	846,250
4.611% 4/25/53 µ		1,120,000	911,608
4.808% 7/25/28 µ		2,720,000	2,596,943
			255,765,953
Basic Industry – 1.42%
AngloGold Ashanti Holdings 3.375% 11/1/28		850,000	690,126
Antofagasta 144A 5.625% 5/13/32 #		355,000	328,375
Braskem Netherlands Finance 144A 4.50% 1/31/30 #		370,000	299,681
Celanese US Holdings 6.05% 3/15/25		590,000	576,902
6.165% 7/15/27		2,095,000	1,985,382
Corp Nacional del Cobre de Chile 144A 3.70% 1/30/50 #		225,000	149,258
144A 4.25% 7/17/42 #		200,000	149,552
CSN Resources 144A 5.875% 4/8/32 #		625,000	456,250
First Quantum Minerals 144A 6.875% 10/15/27 #		360,000	324,803
144A 7.50% 4/1/25 #		2,740,000	2,640,771
FMG Resources August 2006 144A 6.125% 4/15/32 #		7,300,000	6,283,548
Freeport Indonesia 144A 5.315% 4/14/32 #		435,000	362,137

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
GC Treasury Center 144A 5.20% 3/30/52 #		450,000	$360,891
Georgia-Pacific 8.00% 1/15/24		2,242,000	2,332,122
ICL Group 144A 6.375% 5/31/38 #		270,000	258,760
INEOS Styrolution Group 144A 2.25% 1/16/27 #	EUR	500,000	378,649
International Flavors & Fragrances 144A 3.268% 11/15/40 #		1,685,000	1,166,541
JSW Steel 144A 5.05% 4/5/32 #		305,000	217,533
LYB International Finance III 3.375% 10/1/40		2,005,000	1,378,158
MEGlobal Canada 144A 5.00% 5/18/25 #		400,000	391,814
Methanex 5.25% 12/15/29		2,515,000	2,005,411
Metinvest 144A 7.75% 10/17/29 #		307,000	137,198
Newmont 2.25% 10/1/30		1,875,000	1,453,207
2.60% 7/15/32		1,160,000	885,915
2.80% 10/1/29		3,850,000	3,191,796
Novelis 144A 4.75% 1/30/30 #		835,000	686,813
OCP 144A 3.75% 6/23/31 #		200,000	152,440
144A 5.125% 6/23/51 #		240,000	153,700
144A 6.875% 4/25/44 #		250,000	205,156
Phosagro OAO Via Phosagro Bond Funding DAC 144A 3.949% 4/24/23 #		380,000	230,841
Sasol Financing USA 4.375% 9/18/26		580,000	506,888
Stillwater Mining 144A 4.00% 11/16/26 #		575,000	476,617
Vale Overseas 3.75% 7/8/30		400,000	324,668
Vedanta Resources Finance II 144A 8.95% 3/11/25 #		845,000	576,099
Volcan Cia Minera 144A 4.375% 2/11/26 #		292,000	241,548
Westlake 3.125% 8/15/51		4,310,000	2,661,265
			34,620,815
Brokerage – 0.25%
Charles Schwab 5.375% 6/1/25 µ, Ψ		2,495,000	2,438,862
Jefferies Group 2.625% 10/15/31		2,925,000	2,126,405
6.45% 6/8/27		331,000	336,178
6.50% 1/20/43		880,000	827,876
XP 144A 3.25% 7/1/26 #		405,000	350,609
			6,079,930
Capital Goods – 1.07%
Abertis Infraestructuras Finance 3.248% 11/24/25 µ, Ψ	EUR	1,500,000	1,196,981
Aeropuerto Internacional de Tocumen 144A 5.125% 8/11/61 #		200,000	143,395
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #		595,724	439,197
Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #		4,600,000	3,758,315
Boeing 1.95% 2/1/24		2,000,000	1,920,297
3.25% 2/1/28		3,400,000	2,971,140
3.75% 2/1/50		5,355,000	3,500,853
Caterpillar 2.60% 4/9/30		25,000	21,305
Cellnex Finance 144A 3.875% 7/7/41 #		3,159,000	1,981,909
GCC 144A 3.614% 4/20/32 #		630,000	510,741
Hutama Karya Persero 144A 3.75% 5/11/30 #		454,000	403,996
IHS Holding 144A 5.625% 11/29/26 #		640,000	509,600
Klabin Austria 144A 3.20% 1/12/31 #		425,000	309,607
Otis Worldwide 3.112% 2/15/40		1,173,000	830,415
3.362% 2/15/50		202,000	136,729

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Rolls-Royce 144A 5.75% 10/15/27 #		1,000,000	$870,860
Rutas 2 and 7 Finance 144A 2.741% 9/30/36 #, ^		729,833	442,301
SAN Miguel Industrias Pet 144A 3.50% 8/2/28 #		860,000	696,523
Standard Industries 144A 3.375% 1/15/31 #		1,568,000	1,106,067
State Agency of Roads of Ukraine 144A 6.25% 6/24/30 #		575,000	108,646
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #		785,000	570,643
Teledyne Technologies
2.25% 4/1/28		1,980,000	1,653,454
2.75% 4/1/31		1,730,000	1,366,874
UltraTech Cement 144A 2.80% 2/16/31 #		660,000	510,764
			25,960,612
Communications – 3.13%
Alibaba Group Holding 2.70% 2/9/41		465,000	284,645
Altice Financing 144A 5.00% 1/15/28 #		580,000	448,015
Altice France
2.125% 2/15/25	EUR	1,900,000	1,636,621
144A 5.50% 10/15/29 #		1,375,000	1,037,993
Amazon.com
1.50% 6/3/30		1,000,000	790,006
2.50% 6/3/50		1,460,000	916,036
3.60% 4/13/32		1,275,000	1,160,594
America Movil 4.70% 7/21/32		530,000	497,371
AT&T
2.55% 12/1/33		2,673,000	1,981,517
3.50% 6/1/41		1,680,000	1,213,581
3.50% 9/15/53		7,070,000	4,722,540
Axian Telecom 144A 7.375% 2/16/27 #		380,000	346,750
B2W Digital 144A 4.375% 12/20/30 #		550,000	375,078
CCO Holdings 144A 4.25% 1/15/34 #		5,700,000	4,093,313
CCO Holdings
144A 4.50% 8/15/30 #		500,000	396,653
144A 5.00% 2/1/28 #		900,000	777,569
Charter Communications Operating
3.85% 4/1/61		1,540,000	903,018
4.40% 12/1/61		4,252,000	2,719,316
4.908% 7/23/25		430,000	419,696
5.05% 3/30/29		3,800,000	3,502,454
Comcast
3.20% 7/15/36		1,830,000	1,419,064
3.70% 4/15/24		2,970,000	2,922,873
Connect Finco 144A 6.75% 10/1/26 #		1,740,000	1,524,053
CSC Holdings 144A 4.625% 12/1/30 #		890,000	606,824
CT Trust 144A 5.125% 2/3/32 #		750,000	565,939
Discovery Communications 4.00% 9/15/55		9,190,000	5,438,496
Frontier Communications Holdings 144A 5.875% 10/15/27 #		1,165,000	1,046,764
JD.com 3.875% 4/29/26		525,000	498,213
MercadoLibre 3.125% 1/14/31		480,000	348,821
Silknet JSC 144A 8.375% 1/31/27 #		380,000	360,050
Sprint 7.625% 3/1/26		200,000	207,198
Sprint Spectrum 144A 4.738% 9/20/29 #		915,625	902,997
Telefonica Moviles Chile 144A 3.537% 11/18/31 #		425,000	334,764
Tencent Holdings
144A 2.88% 4/22/31 #		370,000	299,427
144A 3.68% 4/22/41 #		400,000	288,034
Time Warner Cable 7.30% 7/1/38		2,120,000	2,021,109
Time Warner Entertainment 8.375% 3/15/23		1,415,000	1,435,024
T-Mobile USA 1.50% 2/15/26		2,915,000	2,561,723

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Communications (continued)
T-Mobile USA
2.40% 3/15/29		1,850,000	$1,511,962
2.55% 2/15/31		550,000	436,247
3.00% 2/15/41		4,640,000	3,109,622
3.30% 2/15/51		1,500,000	979,997
3.75% 4/15/27		2,150,000	1,986,945
3.875% 4/15/30		1,400,000	1,242,678
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #		585,000	465,180
VEON Holdings 144A 3.375% 11/25/27 #		760,000	392,350
Verizon Communications
2.10% 3/22/28		1,100,000	929,106
2.355% 3/15/32		1,570,000	1,205,470
2.55% 3/21/31		800,000	639,561
2.875% 11/20/50		1,100,000	675,631
3.40% 3/22/41		1,845,000	1,351,494
4.005% (LIBOR03M + 1.10%) 5/15/25 ●		3,200,000	3,218,252
4.50% 8/10/33		6,325,000	5,710,027
Vmed O2 UK Financing I 144A 4.25%1/31/31 #		1,885,000	1,432,600
			76,291,261
Consumer Cyclical – 2.63%
Alsea 144A 7.75% 12/14/26 #		615,000	572,759
Aptiv
3.10% 12/1/51		4,171,000	2,343,992
3.25% 3/1/32		957,000	763,115
Arcos Dorados 144A 6.125% 5/27/29 #		405,000	367,673
AutoNation 3.85% 3/1/32		2,240,000	1,773,149
Carnival 144A 4.00% 8/1/28 #		730,000	590,110
144A 7.625% 3/1/26 #		2,103,000	1,601,466
Daimler Trucks Finance North America 144A 2.375% 12/14/28 #		3,120,000	2,548,890
Falabella 144A 3.375% 1/15/32 #		425,000	318,040
Ford Motor Credit 1.744% 7/19/24	EUR	300,000	271,596
2.30% 2/10/25		345,000	306,159
2.33% 11/25/25	EUR	200,000	172,162
Ford Motor Credit
2.386% 2/17/26	EUR	500,000	427,868
2.70% 8/10/26		700,000	581,448
2.748% 6/14/24	GBP	100,000	100,792
2.90% 2/16/28		765,000	602,358
2.90% 2/10/29		500,000	379,610
3.25% 9/15/25	EUR	1,000,000	890,243
3.55% 10/7/22		1,500,000	1,501,230
4.535% 3/6/25	GBP	1,100,000	1,100,440
4.542% 8/1/26		1,514,000	1,350,209
5.125% 6/16/25		600,000	567,135
Future Retail 144A 5.60% 1/22/25 #		565,000	33,900
General Motors
5.40% 10/2/23		685,000	685,374
5.40% 10/15/29		5,800,000	5,355,352
5.60% 10/15/32		500,000	446,963
6.125% 10/1/25		685,000	685,915
6.60% 4/1/36		1,652,000	1,548,190
General Motors Financial
4.35% 4/9/25		875,000	845,868
5.25% 3/1/26		2,570,000	2,503,945
5.70% 9/30/30 µ, ψ		1,780,000	1,532,346
Hilton Domestic Operating
144A 3.625% 2/15/32 #		700,000	537,284
144A 4.00% 5/1/31 #		700,000	566,965
Hilton Grand Vacations Borrower Escrow 144A 5.00% 6/1/29 #		900,000	727,718
Hyatt Hotels
1.80% 10/1/24		300,000	281,526
2.71% (SOFR + 1.05%) 10/1/23 ●		400,000	400,000
Hyundai Capital Services 144A 0.75% 9/15/23 #		1,800,000	1,726,023
InRetail Consumer 144A 3.25% 3/22/28 #		530,000	441,941
Kia 144A 2.375% 2/14/25 #		635,000	590,783
Marriott International 3.50% 10/15/32		900,000	725,403
Melco Resorts Finance 144A 5.375% 12/4/29 #		200,000	121,900

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Melco Resorts Finance 5.75% 7/21/28		200,000	$129,000
MGM China Holdings
144A 4.75% 2/1/27 #		725,000	564,902
144A 5.25% 6/18/25 #		400,000	335,508
MGM Resorts International 4.75% 10/15/28		4,967,000	4,168,372
Nemak 144A 3.625% 6/28/31 #		600,000	405,345
Nissan Motor
144A 3.043% 9/15/23 #		1,800,000	1,750,821
144A 4.345% 9/17/27 #		2,700,000	2,330,966
144A 4.81% 9/17/30 #		800,000	649,192
Nissan Motor Acceptance
144A 2.45% 9/15/28 #		300,000	226,300
144A 3.875% 9/21/23 #		3,000,000	2,947,931
Royal Caribbean Cruises 144A 5.50% 4/1/28 #		1,270,000	892,581
Sands China
2.80% 3/8/27		200,000	159,207
3.35% 3/8/29		400,000	297,705
3.75% 8/8/31		740,000	532,050
4.30% 1/8/26		400,000	341,287
5.90% 8/8/28		1,800,000	1,516,959
Studio City Finance 144A 6.50% 1/15/28 #		495,000	242,304
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #		660,000	608,880
Warnermedia Holdings
144A 3.638% 3/15/25 #		400,000	379,172
144A 3.755% 3/15/27 #		4,335,000	3,883,936
144A 4.279% 3/15/32 #		340,000	280,149
144A 5.05% 3/15/42 #		800,000	599,996
144A 5.141% 3/15/52 #		1,825,000	1,329,928
Wynn Macau
5.50% 1/15/26		200,000	151,984
5.50% 10/1/27		200,000	138,380
144A 5.625% 8/26/28 #		440,000	293,946
			64,044,641
Consumer Non-Cyclical – 3.44%
1375209 BC 144A 9.00% 1/30/28 #		498,949	497,702
AbbVie
2.85% 5/14/23		900,000	890,461
2.95% 11/21/26		1,920,000	1,760,901
3.75% 11/14/23		1,200,000	1,187,247
4.05% 11/21/39		3,193,000	2,577,530
Amgen
2.20% 2/21/27		3,300,000	2,934,841
2.80% 8/15/41		7,060,000	4,836,229
Anheuser-Busch InBev Worldwide 4.50% 6/1/50		2,407,000	1,987,905
Ashtead Capital
144A 1.50% 8/12/26 #		665,000	558,341
144A 2.45% 8/12/31 #		585,000	430,828
Bacardi 144A 4.45% 5/15/25 #		500,000	479,877
BAT Capital 2.259% 3/25/28		1,500,000	1,195,423
BAT International Finance 1.668% 3/25/26		1,065,000	921,789
Bausch Health
144A 11.00% 9/30/28 #		887,009	718,477
144A 14.00% 10/15/30 #		177,402	97,571
Baxter International 3.132% 12/1/51		2,336,000	1,498,220
Becton Dickinson Euro Finance 1.336% 8/13/41	EUR	700,000	414,147
Bellis Acquisition 3.25% 2/16/26	GBP	3,300,000	2,791,129
Bidvest Group UK 144A 3.625% 9/23/26 #		780,000	665,574
Bristol-Myers Squibb 3.70% 3/15/52		630,000	484,530
Centene 3.375% 2/15/30		1,000,000	819,675

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Central American Bottling 144A 5.25% 4/27/29 #	435,000	$377,943
Cia Cervecerias Unidas 144A 3.35% 1/19/32 #	590,000	498,969
Coca-Cola Icecek 144A 4.50% 1/20/29 #	640,000	526,892
Coty 144A 5.00% 4/15/26 #	1,500,000	1,367,492
CSL Finance
144A 4.05% 4/27/29 #	430,000	396,595
144A 4.75% 4/27/52 #	695,000	600,419
CVS Health
2.70% 8/21/40	2,755,000	1,814,880
3.75% 4/1/30	780,000	694,818
4.30% 3/25/28	4,098,000	3,872,276
4.78% 3/25/38	2,400,000	2,108,743
5.05% 3/25/48	2,635,000	2,326,715
CVS Pass Through Trust 144A 5.773% 1/10/33 #, ◆	62,340	60,385
Danone 144A 2.589% 11/2/23 #	1,500,000	1,467,107
Gilead Sciences 4.15% 3/1/47	3,305,000	2,633,256
Global Payments 3.20% 8/15/29	2,150,000	1,794,328
GSK Consumer Healthcare Capital UK 144A 3.125% 3/24/25 #	500,000	472,411
GSK Consumer Healthcare Capital US 144A 3.375% 3/24/29 #	500,000	436,603
HCA
144A 3.125% 3/15/27 #	4,000,000	3,546,731
4.125% 6/15/29	3,400,000	2,986,295
7.58% 9/15/25	30,000	31,308
Indofood CBP Sukses Makmur 3.541% 4/27/32	465,000	348,759
International Container Terminal Services 4.75% 6/17/30	745,000	672,363
JBS USA LUX 144A 3.00% 2/2/29 #	1,466,000	1,201,323
Kernel Holding 144A 6.50% 10/17/24 #	375,000	148,125
MARB BondCo 144A 3.95% 1/29/31 #	410,000	297,379
MHP Lux 144A 6.25% 9/19/29 #	425,000	211,863
Mondelez International 2.125% 3/17/24	500,000	480,450
Natura & Co. Luxembourg Holdings 144A 6.00% 4/19/29 #	420,000	346,462
PayPal Holdings
3.90% 6/1/27	325,000	311,717
4.40% 6/1/32	2,365,000	2,206,496
Pilgrim’s Pride 144A 5.875% 9/30/27 #	1,458,000	1,421,185
Regeneron Pharmaceuticals
1.75% 9/15/30	825,000	625,638
2.80% 9/15/50	1,170,000	709,808
Royalty Pharma
1.75% 9/2/27	7,625,000	6,312,501
3.35% 9/2/51	1,298,000	785,503
3.55% 9/2/50	1,250,000	782,072
Takeda Pharmaceutical
3.025% 7/9/40	985,000	699,432
3.175% 7/9/50	4,797,000	3,196,188
Tenet Healthcare
144A 4.25% 6/1/29 #	1,790,000	1,484,707
144A 6.125% 10/1/28 #	1,815,000	1,593,032
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	365,000	301,988
6.75% 3/1/28	385,000	354,235
United Rentals North America 3.875% 2/15/31	869,000	708,574
UnitedHealth Group 3.70% 5/15/27	600,000	571,574
Viatris
1.65% 6/22/25	320,000	284,837
2.30% 6/22/27	265,000	216,735
2.70% 6/22/30	1,940,000	1,443,887
4.00% 6/22/50	450,000	270,322
		83,749,718

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy – 2.96%
Acu Petroleo Luxembourg 144A 7.50% 7/13/35 #	460,000	$367,185
Azure Power Energy 144A 3.575% 8/19/26 #	381,505	288,036
BP Capital Markets 4.875% 3/22/30 µ, Ψ	2,750,000	2,373,594
BP Capital Markets America 2.721% 1/12/32	1,465,000	1,191,477
Canacol Energy 144A 5.75% 11/24/28 #	680,000	515,651
CNX Resources 144A 6.00% 1/15/29 #	2,275,000	2,081,113
ConocoPhillips 3.80% 3/15/52	1,575,000	1,208,628
Continental Resources 144A 2.875% 4/1/32 #	1,195,000	876,712
Crestwood Midstream Partners 144A 6.00% 2/1/29 #	1,737,000	1,556,977
Devon Energy 4.75% 5/15/42	530,000	432,831
Diamondback Energy 4.25% 3/15/52	515,000	377,255
Ecopetrol
4.625% 11/2/31	445,000	312,156
5.375% 6/26/26	265,000	239,926
EIG Pearl Holdings 144A 3.545% 8/31/36 #	710,000	568,349
Energean Israel Finance 144A 4.875% 3/30/26 #	425,000	377,187
Energo-Pro 144A 8.50% 2/4/27 #	670,000	625,241
Energy Transfer
4.95% 5/15/28	700,000	654,335
5.25% 4/15/29	655,000	616,857
5.50% 6/1/27	3,200,000	3,121,173
6.25% 4/15/49	4,420,000	3,934,196
6.50% 11/15/26 µ, Ψ	3,380,000	2,952,781
Enterprise Products Operating
3.20% 2/15/52	4,365,000	2,794,451
3.30% 2/15/53	570,000	372,355
EQT 6.125% 2/1/25 ●	1,100,000	1,103,014
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	732,045	558,632
Geopark 144A 5.50% 1/17/27 #	555,000	434,069
Guara Norte 144A 5.198% 6/15/34 #	608,498	485,584
Indika Energy Capital IV 144A 8.25% 10/22/25 #	645,000	604,920
KazTransGas JSC 144A 4.375% 9/26/27 #	896,000	761,600
Kosmos Energy 144A 7.75% 5/1/27 #	425,000	339,025
Medco Laurel Tree 144A 6.95% 11/12/28 #	645,000	501,517
MPLX
1.75% 3/1/26	685,000	600,120
4.125% 3/1/27	2,000,000	1,867,545
Murphy Oil 5.875% 12/1/27	1,730,000	1,620,664
NuStar Logistics
5.625% 4/28/27	205,000	179,031
6.375% 10/1/30	2,337,000	2,004,845
Oil and Gas Holding 144A 7.625% 11/7/24 #	200,000	198,917
ONEOK
4.35% 3/15/29	1,500,000	1,343,617
7.50% 9/1/23	2,840,000	2,877,681
PDC Energy 5.75% 5/15/26	1,205,000	1,116,402
Pertamina Persero 144A 3.65% 7/30/29 #	197,000	171,437
Petrobras Global Finance 6.75% 6/3/50	240,000	195,932
Petroleos Mexicanos
5.95% 1/28/31	600,000	406,209
6.70% 2/16/32	76,000	53,439
6.75% 9/21/47	390,000	218,055
6.95% 1/28/60	419,000	232,541
7.69% 1/23/50	240,000	147,362
Petronas Capital 144A 2.48% 1/28/32 #	200,000	164,455

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Petronas Capital 144A 3.50% 4/21/30 #	440,000	$401,962
PTTEP Treasury Center 144A 2.587% 6/10/27 #	695,000	615,287
Qatar Energy
144A 1.375% 9/12/26 #	280,000	244,423
144A 2.25% 7/12/31 #	345,000	278,684
Rio Oil Finance Trust Series 2014-1 9.25% 7/6/24	72,583	73,368
SA Global Sukuk 144A 2.694% 6/17/31 #	425,000	359,351
Sabine Pass Liquefaction
5.625% 3/1/25	1,455,000	1,455,144
5.75% 5/15/24	8,496,000	8,531,641
Santos Finance 144A 3.649% 4/29/31 #	1,700,000	1,323,615
Saudi Arabian Oil
144A 3.50% 11/24/70 #	220,000	142,459
144A 4.25% 4/16/39 #	530,000	455,465
Southwestern Energy 7.75% 10/1/27	2,050,000	2,088,108
Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	427,080	340,240
Targa Resources 4.20% 2/1/33	300,000	250,317
Targa Resources Partners 5.00% 1/15/28	765,000	709,273
Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	484,000	402,930
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	6,275,000	5,145,489
Thaioil Treasury Center 144A 2.50% 6/18/30 #	410,000	321,200
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	370,000	318,068
Tullow Oil 144A 10.25% 5/15/26 #	410,000	347,096
UEP Penonome II 144A 6.50% 10/1/38 #	308,302	266,681
Uzbekneftegaz 144A 4.75% 11/16/28 #	200,000	152,000
Valero Energy 3.65% 12/1/51	1,773,000	1,211,970
Woodside Finance 144A 3.70% 9/15/26 #	400,000	370,733
YPF 144A 6.95% 7/21/27 #	670,000	393,200
		72,223,783
Finance Companies – 2.02%
AerCap Ireland Capital DAC
1.65% 10/29/24	500,000	457,238
2.45% 10/29/26	1,445,000	1,220,800
3.00% 10/29/28	3,660,000	2,938,446
3.40% 10/29/33	3,183,000	2,314,013
3.50% 1/15/25	300,000	282,218
3.65% 7/21/27	4,760,000	4,163,632
4.45% 10/1/25	1,200,000	1,133,926
4.45% 4/3/26	150,000	140,107
4.50% 9/15/23	460,000	453,616
4.625% 10/15/27	745,000	670,126
6.50% 7/15/25	1,350,000	1,348,524
Agile Group Holdings 5.50% 5/17/26	345,000	96,754
Air Lease
2.875% 1/15/26	2,050,000	1,837,049
2.875% 1/15/32	2,380,000	1,797,206
3.00% 2/1/30	7,215,000	5,722,349
3.375% 7/1/25	670,000	624,888
4.125% 12/15/26 µ, Ψ	715,000	492,433
4.25% 2/1/24	900,000	886,548
4.625% 10/1/28	2,115,000	1,900,868
Aircastle 4.125% 5/1/24	2,500,000	2,403,861
Ally Financial 4.70% 5/15/26 µ, Ψ	1,260,000	986,120
Aviation Capital Group 144A 3.875% 5/1/23 #	1,000,000	982,097
Avolon Holdings Funding 144A 2.528% 11/18/27 #	116,000	90,907
China Evergrande Group 10.00% 4/11/23	550,000	36,509

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)
CIFI Holdings Group
5.25% 5/13/26		250,000	$54,375
6.45% 11/7/24		430,000	97,172
Country Garden Holdings
2.70% 7/12/26		285,000	89,989
4.20% 2/6/26		254,000	88,900
DAE Funding
144A 1.55% 8/1/24 #		200,000	182,882
144A 1.625% 2/15/24 #		1,500,000	1,406,609
3.375% 3/20/28		2,700,000	2,297,921
GE Capital UK Funding Unlimited 5.875% 1/18/33	GBP	300,000	311,526
Goodman HK Finance 4.375% 6/19/24		1,095,000	1,076,623
Huarong Finance 2019 3.875% 11/13/29		550,000	376,063
Indigo Group 1.625% 4/19/28	EUR	1,700,000	1,435,862
Jyske Realkredit 1.50% 10/1/53	DKK	1	0
KeyCorp 4.789% 6/1/33 µ		820,000	753,023
Logicor Financing 3.25% 11/13/28	EUR	3,400,000	2,917,403
MAF Global Securities 7.875% 6/30/27 µ, Ψ		415,000	409,036
OneMain Finance 6.125% 3/15/24		1,500,000	1,447,155
Owl Rock Capital 2.875% 6/11/28		500,000	381,518
Realkredit Danmark 2.00% 10/1/53	DKK	2,895,025	274,143
Samhallsbyggnadsbolaget i Norden 1.125% 9/4/26	EUR	900,000	665,593
Sirius Real Estate 1.125% 6/22/26	EUR	2,400,000	1,932,041
			49,178,069
Industrials – 0.45%
Burlington Northern Santa Fe
2.875% 6/15/52		1,615,000	1,059,021
4.45% 1/15/53		1,325,000	1,153,061
Cemex 144A 5.45% 11/19/29 #		31,000	27,763
Eaton 4.15% 3/15/33		2,055,000	1,859,644
Holcim Finance Luxembourg
0.50% 4/23/31	EUR	1,100,000	761,758
0.625% 4/6/30	EUR	1,000,000	729,766
Inversiones La Construccion 144A 4.75% 2/7/32 #		635,000	471,386
Lockheed Martin
3.90% 6/15/32		1,095,000	1,016,570
4.15% 6/15/53		815,000	684,127
Parker-Hannifin 4.25% 9/15/27		3,395,000	3,239,007
			11,002,103
Insurance – 0.78%
AIA Group
144A 3.375% 4/7/30 #		375,000	333,615
144A 3.90% 4/6/28 #		1,000,000	938,963
Aon 2.90% 8/23/51		4,930,000	3,062,936
Arthur J. Gallagher & Co. 3.50% 5/20/51		1,834,000	1,250,731
Athora Netherlands 2.375% 5/17/24	EUR	2,100,000	2,003,197
Brighthouse Financial
3.85% 12/22/51		2,970,000	1,804,143
4.70% 6/22/47		1,035,000	735,148
5.625% 5/15/30		850,000	797,913
Brown & Brown
2.375% 3/15/31		404,000	302,274
4.95% 3/17/52		1,429,000	1,162,260
Fairfax Financial Holdings 4.625% 4/29/30		1,000,000	900,442
Jackson Financial
3.125% 11/23/31		1,570,000	1,185,114
4.00% 11/23/51		1,909,000	1,197,301
MetLife 3.85% 9/15/25 µ, Ψ		1,520,000	1,363,584
Prudential Financial 3.70% 3/13/51		1,660,000	1,225,878
Sagicor Financial 144A 5.30% 5/13/28 #		765,000	716,652
			18,980,151

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Real Estate Investment Trusts – 0.83%
American Homes 4 Rent 3.625% 4/15/32		1,685,000	$1,391,585
American Tower
2.30% 9/15/31		1,600,000	1,199,744
3.00% 6/15/23		600,000	592,518
3.375% 5/15/24		500,000	487,180
3.65% 3/15/27		300,000	274,725
American Tower Trust #1 Series 13 2A 144A 3.07% 3/15/48 #		1,285,000	1,276,082
CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #		645,000	455,247
Cromwell Ereit Lux Finco 2.125% 11/19/25	EUR	600,000	467,479
Crown Castle
2.10% 4/1/31		1,308,000	982,276
4.30% 2/15/29		2,745,000	2,521,166
EPR Properties 4.50% 6/1/27		1,700,000	1,469,868
GLP Capital 4.00% 1/15/30		2,600,000	2,176,795
Iron Mountain 144A 5.25% 7/15/30 #		966,000	801,452
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #		3,080,000	2,388,503
MPT Operating Partnership 3.692% 6/5/28	GBP	1,600,000	1,323,507
VICI Properties
4.75% 2/15/28		100,000	92,165
4.95% 2/15/30		2,390,000	2,164,946
144A 5.75% 2/1/27 #		145,000	136,945
			20,202,183
Technology – 1.54%
Autodesk 2.40% 12/15/31		2,390,000	1,863,005
Broadcom
144A 3.137% 11/15/35 #		2,789,000	1,960,109
144A 3.419% 4/15/33 #		1,600,000	1,224,150
144A 3.469% 4/15/34 #		6,257,000	4,705,767
Broadcom 144A 4.926% 5/15/37 #		816,000	674,386
Broadridge Financial Solutions 2.60% 5/1/31		2,698,000	2,141,186
CA Magnum Holdings 144A 5.375% 10/31/26 #		418,000	352,201
CDW
2.67% 12/1/26		465,000	404,201
3.276% 12/1/28		4,143,000	3,465,184
Entegris Escrow 144A 4.75% 4/15/29 #		1,230,000	1,086,182
Fidelity National Information Services 4.70% 7/15/27		520,000	501,311
Fiserv 3.50% 7/1/29		3,500,000	3,048,701
KLA 4.95% 7/15/52		1,520,000	1,384,517
Lenovo Group 144A 6.536% 7/27/32 #		445,000	410,212
Micron Technology 2.703% 4/15/32		875,000	637,927
NXP
2.70% 5/1/25		180,000	167,102
3.125% 2/15/42		925,000	591,259
3.25% 5/11/41		1,740,000	1,145,052
3.875% 6/18/26		3,250,000	3,037,157
4.875% 3/1/24		3,280,000	3,243,695
5.55% 12/1/28		440,000	425,475
SK Hynix
144A 1.50% 1/19/26 #		600,000	520,121
144A 2.375% 1/19/31 #		610,000	451,928
TD SYNNEX
2.375% 8/9/28		800,000	645,929
2.65% 8/9/31		1,200,000	896,201
TSMC Global 144A 4.625% 7/22/32 #		535,000	507,918
Workday
3.50% 4/1/27		200,000	185,291
3.70% 4/1/29		310,000	278,401
3.80% 4/1/32		1,895,000	1,647,028
			37,601,596
Transportation – 1.56%
Air Canada 144A 3.875% 8/15/26 #		300,000	258,000
American Airlines 144A 5.50% 4/20/26 #		500,000	470,418

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
American Airlines 2015-1 Class A Pass Through Trust 3.375% 11/1/28 ◆	1,171,921	$975,092
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 7/15/29 ◆	500,065	446,459
American Airlines 2016-3 Class AA Pass Through Trust 3.00% 4/15/30 ◆	970,824	840,225
American Airlines 2019-1 Class AA Pass Through Trust 3.15% 8/15/33 ◆	172,886	144,175
American Airlines 2021-1 Class A Pass Through Trust 2.875% 1/11/36 ◆	100,000	81,221
Azul Investments
144A 5.875% 10/26/24 #	430,000	310,476
144A 7.25% 6/15/26 #	400,000	247,226
British Airways 2018-1 Class AA Pass Through Trust 144A 3.80% 3/20/33 #, ◆	1,107,917	995,028
British Airways 2019-1 Class AA Pass Through Trust 144A 3.30% 6/15/34 #, ◆	271,052	229,717
Canadian Pacific Railway 2.45% 12/2/31	1,665,000	1,334,697
Delta Air Lines
144A 7.00% 5/1/25 #	5,349,000	5,389,203
7.375% 1/15/26	1,858,000	1,881,225
Doric Nimrod Air Finance Alpha 2012-1 Class A Pass Through Trust 144A 5.125% 11/30/24 #, ◆	138,308	137,895
ERAC USA Finance 144A 2.70% 11/1/23 #	300,000	292,132
Gol Finance 144A 8.00% 6/30/26 #	410,000	251,666
Grupo Aeromexico 144A 8.50% 3/17/27 #	5,000,000	4,399,246
Kansas City Southern 3.00% 5/15/23	500,000	494,439
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	652,725	558,410
Mileage Plus Holdings 144A 6.50% 6/20/27 #	4,750,000	4,658,040
Misc Capital Two Labuan 144A 3.75% 4/6/27 #	760,000	688,801
Penske Truck Leasing
144A 3.95% 3/10/25 #	1,000,000	959,842
144A 4.45% 1/29/26 #	2,100,000	2,008,717
Southwest Airlines 5.125% 6/15/27	2,250,000	2,206,382
United Airlines
144A 4.375% 4/15/26 #	2,005,000	1,792,951
144A 4.625% 4/15/29 #	4,961,000	4,117,481
United Airlines 2020-1 Class A Pass Through Trust 5.875% 4/15/29 ◆	1,555,364	1,500,197
US Airways 2012-2 Class A Pass Through Trust 4.625% 12/3/26 ◆	315,619	285,183
US Airways 2013-A Class A Pass Through Trust 3.95% 5/15/27 ◆	47,625	42,214
		37,996,758
Utilities – 3.09%
Abu Dhabi National Energy PJSC 144A 2.00% 4/29/28 #	665,000	565,432
AES Andes 144A 7.125% 3/26/79 #, µ	605,000	531,916
Alfa Desarrollo 144A 4.55% 9/27/51 #	498,177	329,930
American Water Capital 4.45% 6/1/32	4,035,000	3,750,952

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Baltimore Gas and Electric 4.55% 6/1/52	1,395,000	$1,201,299
Boston Gas 144A 3.757% 3/16/32 #	500,000	421,712
Calpine
144A 4.50% 2/15/28 #	453,000	400,081
144A 5.00% 2/1/31 #	1,535,000	1,221,871
144A 5.125% 3/15/28 #	454,000	390,867
Cikarang Listrindo 144A 4.95% 9/14/26 #	540,000	491,845
Clean Renewable Power Mauritius 144A 4.25% 3/25/27 #	429,750	343,654
CLP Power Hong Kong Financing 2.875% 4/26/23	240,000	237,866
Consorcio Transmantaro 144A 5.20% 4/11/38 #	480,000	411,396
Duke Energy 4.875% 9/16/24 µ, Ψ	1,630,000	1,464,950
Duke Energy Indiana 3.25% 10/1/49	1,265,000	861,323
Enel Finance International
144A 1.875% 7/12/28 #	665,000	517,816
144A 2.25% 7/12/31 #	725,000	504,291
144A 2.875% 7/12/41 #	2,085,000	1,193,101
ENN Energy Holdings 144A 2.625% 9/17/30 #	605,000	489,720
Entergy Arkansas 4.20% 4/1/49	870,000	713,799
Entergy Louisiana 4.95% 1/15/45	235,000	210,881
Entergy Mississippi 3.85% 6/1/49	1,465,000	1,102,864
Entergy Texas 3.55% 9/30/49	700,000	494,241
Essential Utilities
2.704% 4/15/30	695,000	569,940
3.351% 4/15/50	675,000	445,394
Evergy Kansas Central 3.45% 4/15/50	1,185,000	843,169
Eversource Energy 2.90% 3/1/27	915,000	831,617
Fells Point Funding Trust 144A 3.046% 1/31/27 #	850,000	758,395
FirstEnergy Transmission 144A 4.55% 4/1/49 #	875,000	686,268
Georgia Power 4.70% 5/15/32	3,200,000	3,002,348
Greenko Power II 144A 4.30% 12/13/28 #	459,425	362,371
Israel Electric 144A 3.75% 2/22/32 #	630,000	543,857
JSW Hydro Energy 144A 4.125% 5/18/31 #	519,800	408,625
Louisville Gas and Electric 4.25% 4/1/49	2,685,000	2,172,628
Minejesa Capital 144A 5.625% 8/10/37 #	400,000	286,550
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	500,000	393,528
NextEra Energy Capital Holdings
0.65% 3/1/23	2,800,000	2,757,717
3.00% 1/15/52	1,105,000	707,821
5.00% 7/15/32	2,625,000	2,509,957
Oglethorpe Power 3.75% 8/1/50	1,620,000	1,141,228
Oryx Funding 144A 5.80% 2/3/31 #	660,000	589,739
Pacific Gas and Electric
2.10% 8/1/27	9,195,000	7,445,864
3.00% 6/15/28	800,000	660,458
3.25% 6/1/31	420,000	321,070
3.30% 3/15/27	700,000	607,235
3.30% 8/1/40	7,168,000	4,603,667
3.50% 6/15/25	400,000	361,042
3.50% 8/1/50	4,510,000	2,755,562
3.837% (SOFR + 1.15%) 11/14/22 ●	700,000	698,482
4.20% 3/1/29	3,200,000	2,720,886
4.40% 3/1/32	1,300,000	1,071,848
4.50% 7/1/40	1,100,000	802,667

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Pacific Gas and Electric 4.95% 7/1/50	516,000	$379,114
Pedernales Electric Cooperative 144A 6.202% 11/15/32 #	620,000	626,753
Perusahaan Listrik Negara
144A 3.875% 7/17/29 #	605,000	516,531
144A 4.125% 5/15/27 #	300,000	278,177
144A 5.25% 5/15/47 #	185,000	136,981
PG&E 5.25% 7/1/30	1,625,000	1,386,499
Saudi Electricity Global Sukuk Co. 4 4.222% 1/27/24	515,000	509,379
Sempra Energy 4.875% 10/15/25 µ, Ψ	575,000	536,188
Sociedad de Transmision Austral 144A 4.00% 1/27/32 #	420,000	341,276
Southern California Edison
3.45% 2/1/52	3,037,000	2,050,102
3.65% 2/1/50	1,525,000	1,047,823
4.00% 4/1/47	880,000	643,565
4.875% 3/1/49	2,330,000	1,955,864
Southern California Gas 2.95% 4/15/27	2,600,000	2,376,717
Southern Co. Gas Capital 5.15% 9/15/32	1,901,000	1,819,743
System Energy Resources 2.14% 12/9/25	800,000	720,983
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	165,000	158,606
Vistra Operations 144A 5.125% 5/13/25 #	949,000	920,037
		75,316,078
Total Corporate Bonds (cost $1,041,823,469)		869,013,651

Municipal Bonds – 0.79%
American Municipal Power, Ohio (Combined Hydroelectric Projects - Build America Bonds) Series B 8.084% 2/15/50	1,500,000	1,997,190
Chicago, Illinois Transit Authority Sales Tax Receipts Revenue (Pension Funding) Series A 6.899% 12/1/40	1,800,000	2,024,262
(Retiree Health Care Funding) Series B 6.899% 12/1/40	1,800,000	2,040,390
Commonwealth of Puerto Rico (Restructured)
Series A-1 2.993% 7/1/24 ^	162,917	149,817
Series A-1 4.00% 7/1/33	489,634	431,676
Series A-1 4.00% 7/1/35	355,609	304,860
Series A-1 4.00% 7/1/37	377,735	310,944
Series A-1 4.364% 7/1/33 ^	630,112	348,402
Series A-1 5.625% 7/1/29	411,775	421,863
GDB Debt Recovery Authority of Puerto Rico (Taxable) 7.50% 8/20/40	3,711,688	3,266,286
Golden State, California Tobacco Securitization (Senior) Series A1 2.587% 6/1/29	1,700,000	1,415,556
Municipal Electric Authority of Georgia (Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	1,728,000	1,912,343
New Jersey Transportation Trust Fund Authority (Build America Bonds) Series C 5.754% 12/15/28	1,590,000	1,593,593

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
New York City, New York Transitional Finance Authority Future Tax Secured Revenue (Build America Bonds) Subordinate Series A-1 5.508% 8/1/37	700,000	$716,121
New York State Urban Development (Build America Bonds) Series E 5.77% 3/15/39	800,000	827,992
Pennsylvania Higher Education Assistance Agency Revenue (Student Loans) Series 2006-2 A-3 2.913% (LIBOR03M + 0.13%) 10/25/36 ●	263,398	255,523
South Carolina Public Service Authority (Santee Cooper) Series D 4.77% 12/1/45	145,000	129,779
West Virginia Tobacco Settlement Finance Authority (Class 1 Senior Current Interest Bonds)
Series A 1.82% 6/1/26	250,000	220,988
Series A 2.351% 6/1/28	300,000	253,710
Series A 2.551% 6/1/29	300,000	249,654
Series A 2.951% 6/1/31	500,000	406,780
Total Municipal Bonds (cost $21,429,942)		19,277,729

Non-Agency Asset-Backed Securities – 2.18%
ABFC Trust Series 2006-HE1 A2D 3.304% (LIBOR01M + 0.22%, Floor 0.22%) 1/25/37 ●	259,256	155,758
Argent Securities Trust Series 2006-M1 A2C 3.384% (LIBOR01M + 0.30%, Floor 0.30%) 7/25/36 ●	1,106,240	321,236
Argent Securities Trust Series 2006-W4 A2C 3.404% (LIBOR01M + 0.32%, Floor 0.32%) 5/25/36 ●	577,174	148,847
Bear Stearns Asset- Backed Securities I Trust Series 2005-FR1 M2 4.089% (LIBOR01M + 1.01%, Floor 1.01%) 6/25/35 ●	1,045,844	1,028,848
Bear Stearns Asset- Backed Securities Trust Series 2007-SD1 22A1 3.436% 10/25/36 ●	99,961	60,362
Centex Home Equity Loan Trust Series 2002-A AF6 5.54% 1/25/32	214	209
CIT Mortgage Loan Trust Series 2007-1 1M1 144A 4.584% (LIBOR01M + 1.50%, Floor 1.50%) 10/25/37 #, ●	3,600,000	3,349,171
Citicorp Residential Mortgage Trust Series 2006-3 A5 4.575% 11/25/36 ●	253,182	241,313
Countrywide Asset- Backed Certificates Trust Series 2004-3 2A 3.484% (LIBOR01M + 0.40%, Floor 0.40%) 8/25/34 ●	28,890	27,199
Series 2005-3 MV7 5.034% (LIBOR01M + 1.95%, Floor 1.95%) 8/25/35 ●	4,200,000	4,012,649
Series 2006-1 AF6 4.461% 7/25/36 ●	33,755	31,561
Series 2006-11 1AF6 6.15% 9/25/46 ●	36,589	33,193
Series 2006-17 2A2 3.384% (LIBOR01M + 0.30%, Floor 0.30%) 3/25/47 ●	627,152	607,628
Series 2006-26 2A4 3.304% (LIBOR01M + 0.22%, Floor 0.22%) 6/25/37 ●	1,056,865	1,014,800

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Countrywide Asset- Backed Certificates Trust Series 2007-6 2A4 3.394% (LIBOR01M + 0.31%, Floor 0.31%) 9/25/37 ●	931,153	$802,512
DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	1,600,000	1,373,810
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	4,700,000	3,858,105
Domino’s Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	7,307,500	6,017,609
EquiFirst Mortgage Loan Trust Series 2004-2 M7 6.084% (LIBOR01M + 3.00%, Floor 3.00%) 10/25/34 ●	662,361	652,503
First Franklin Mortgage Loan Trust Series 2006-FF5 2A3 3.404% (LIBOR01M + 0.32%, Floor 0.32%) 4/25/36 ●	686,447	663,883
Fremont Home Loan Trust Series 2004-B M1 3.954% (LIBOR01M + 0.87%, Floor 0.87%) 5/25/34 ●	2,043,460	1,931,914
GE-WMC Mortgage Securities Trust Series 2006-1 A2B 3.384% (LIBOR01M + 0.30%, Floor 0.30%) 8/25/36 ●	1,676,160	777,082
GSAMP Trust Series 2006-FM3 A2D 3.314% (LIBOR01M + 0.23%, Floor 0.23%) 11/25/36 ●	786,308	385,393
GSAMP Trust Series 2007-SEA1 A 144A 3.384% (LIBOR01M + 0.30%, Floor 0.30%) 12/25/36 #, ●	478,681	445,116
Hardee’s Funding Series 2018-1A A2II 144A 4.959% 6/20/48 #	480,000	449,642
Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A 2A3 3.324% (LIBOR01M + 0.24%, Floor 0.24%) 4/25/37 ●	1,107,828	759,551
HSI Asset Securitization Trust Series 2006-HE1 2A1 3.184% (LIBOR01M + 0.10%, Floor 0.10%) 10/25/36 ●	21,916	9,416
JPMorgan Chase Bank Series 2021-3 B 144A 0.76% 2/26/29 #	776,503	742,949
JPMorgan Mortgage Acquisition Trust Series 2006-CW2 AV5 3.324% (LIBOR01M + 0.24%, Floor 0.24%) 8/25/36 ●	222,207	220,957
Lendingpoint Asset Securitization Trust Series 2021-B A 144A 1.11% 2/15/29 #	353,555	347,475
Long Beach Mortgage Loan Trust Series 2006-1 2A4 3.684% (LIBOR01M + 0.60%, Floor 0.60%) 2/25/36 ●	2,423,110	2,083,427
Series 2006-7 1A 3.394% (LIBOR01M + 0.31%, Floor 0.31%) 8/25/36 ●	2,327,779	1,237,611
Morgan Stanley ABS Capital I Trust Series 2007-HE1 A2C 3.234% (LIBOR01M + 0.15%, Floor 0.15%) 11/25/36 ●	3,735,636	2,298,192

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Morgan Stanley ABS Capital I Trust Series 2007-HE5 A2D 3.424% (LIBOR01M + 0.34%, Floor 0.34%) 3/25/37 ●	2,752,796	$1,272,347
New Century Home Equity Loan Trust Series 2005-1 M2 3.804% (LIBOR01M + 0.72%, Cap 12.50%, Floor 0.72%) 3/25/35 ●	233,599	227,513
Option One Mortgage Loan Trust Series 2005-1 M1 3.864% (LIBOR01M + 0.78%, Floor 0.78%) 2/25/35 ●	1,115,144	1,056,791
Series 2007-4 2A4 3.394% (LIBOR01M + 0.31%, Floor 0.31%) 4/25/37 ●	4,926,762	2,972,924
PFS Financing Series 2021-A A 144A 0.71% 4/15/26 #	1,800,000	1,679,357
RAAC Trust Series 2005-SP2 2A 3.684% (LIBOR01M + 0.60%, Cap 14.00%, Floor 0.60%) 6/25/44 ●	184,536	155,229
Sofi Professional Loan Program Series 2016-F A2 144A 3.02% 2/25/40 #	99,137	95,017
Soundview Home Loan Trust Series 2006-OPT1 2A4 3.624% (LIBOR01M + 0.54%, Floor 0.54%) 3/25/36 ●	136,125	134,081
Structured Asset Investment Loan Trust Series 2003-BC2 M1 4.464% (LIBOR01M + 1.38%, Floor 1.38%) 4/25/33 ●	15,777	14,964
Structured Asset Securities Mortgage Loan Trust
Series 2006-BC1 A6 3.354% (LIBOR01M + 0.27%, Floor 0.27%) 3/25/36 ●	998,452	907,538
Series 2006-BC2 A1 3.239% (LIBOR01M + 0.16%, Floor 0.16%) 9/25/36 ●	3,122,583	2,182,102
Towd Point Mortgage Trust Series 2017-1 A1 144A 2.75% 10/25/56 #, ●	142,533	140,360
Series 2017-2 A1 144A 2.75% 4/25/57 #, ●	17,751	17,586
Series 2017-4 M1 144A 3.25% 6/25/57 #, ●	615,000	542,103
Series 2018-1 A1 144A 3.00% 1/25/58 #, ●	165,530	160,475
Series 2019-4 A1 144A 2.90% 10/25/59 #, ●	5,707,274	5,373,617
Total Non-Agency Asset-Backed Securities (cost $59,987,572)		53,021,925

Non-Agency Collateralized Mortgage Obligations – 1.61%
Alternative Loan Trust Resecuritization Series 2008-2R 3A1 6.00% 8/25/37 ●	808,769	426,932
ARM Mortgage Trust
Series 2005-10 3A31 2.909% 1/25/36 ●	39,201	35,606
Series 2006-2 1A4 3.228% 5/25/36 ●	342,447	306,913
Banc of America Funding Trust
Series 2005-E 7A1 2.534% (12MTA + 1.43%, Floor 1.43%) 6/20/35 ●	66,503	53,900
Series 2006-I 1A1 3.226% 12/20/36 ●	78,675	76,958
Banc of America Mortgage Trust Series 2003-D 2A1 3.998% 5/25/33 ●	34,021	33,465

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
Bear Stearns ARM Trust Series 2003-5 2A1 3.363% 8/25/33 ●	15,164	$14,552
Chase Mortgage Finance Trust Series 2005-A1 3A1 2.958% 12/25/35 ●	40,917	35,931
CHL Mortgage Pass Through Trust Series 2007-4 1A1 6.00% 5/25/37 ◆	673,127	326,482
Connecticut Avenue Securities Trust
Series 2018-R07 1M2 144A 5.484% (LIBOR01M + 2.40%) 4/25/31 #, ●	82,601	82,298
Series 2019-R01 2M2 144A 5.534% (LIBOR01M + 2.45%) 7/25/31 #, ●	53,993	53,886
Series 2019-R02 1M2 144A 5.384% (LIBOR01M + 2.30%, Floor 2.30%) 8/25/31 #, ●	187,786	187,309
Series 2019-R07 1M2 144A 5.184% (LIBOR01M + 2.10%) 10/25/39 #, ●	269,624	268,148
Series 2020-R01 1M2 144A 5.134% (LIBOR01M + 2.05%, Floor 2.05%) 1/25/40 #, ●	787,228	775,762
Series 2022-R01 1M2 144A 4.181% (SOFR + 1.90%) 12/25/41 #, ●	1,500,000	1,365,944
Series 2022-R02 2M2 144A 5.281% (SOFR + 3.00%) 1/25/42 #, ●	900,000	821,690
CSMC Mortgage-Backed Trust
Series 2005-1R 2A5 144A 5.75% 12/26/35 #	502,450	366,530
Series 2007-1 5A14 6.00% 2/25/37	145,179	89,578
CSMC Mortgage-Backed Trust
Series 2007-3 4A6 3.334% (LIBOR01M + 0.25%, Cap 7.00%, Floor 0.25%) 4/25/37 ●	74,580	61,003
Series 2007-3 4A12 3.666% (6.75% minus LIBOR01M, Cap 6.75%) 4/25/37 Σ ●	74,580	10,164
Series 2007-3 4A15 5.50% 4/25/37	33,116	27,068
Flagstar Mortgage Trust Series 2021-2 A6 144A 2.50% 4/25/51 #, ●	834,623	717,202
GMACM Mortgage Loan Trust Series 2006-J1 A1 5.75% 4/25/36	16,670	14,089
GS Mortgage-Backed Securities Trust
Series 2021-PJ4 A8 144A 2.50% 9/25/51 #, ●	2,206,173	1,897,999
Series 2021-PJ7 A2 144A 2.50% 1/25/52 #, ●	2,263,264	1,797,263
GSR Mortgage Loan Trust Series 2007-AR1 2A1 3.035% 3/25/47 ●	372,099	251,210
JPMorgan Alternative Loan Trust Series 2007-A2 11A1 3.444% (LIBOR01M + 0.36%, Cap 11.50%, Floor 0.36%) 6/25/37 ●	2,978,049	1,687,249
JPMorgan Mortgage Trust
Series 2006-A6 2A4L 3.41% 10/25/36 ●	177,560	148,420
Series 2006-A7 2A2 3.258% 1/25/37 ●	34,468	30,165
Series 2007-A1 6A1 3.201% 7/25/35 ●	43,015	41,618
Series 2014-2 B1 144A 3.418% 6/25/29 #, ●	21,186	18,238

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust Series 2014-2 B2 144A 3.418% 6/25/29 #, ●		21,186	$18,171
Series 2015-4 B1 144A 3.556% 6/25/45 #, ●		484,928	428,120
Series 2015-4 B2 144A 3.556% 6/25/45 #, ●		207,259	182,483
Series 2015-5 B2 144A 3.586% 5/25/45 #, ●		385,140	374,808
Series 2015-6 B1 144A 3.532% 10/25/45 #, ●		195,832	179,247
Series 2015-6 B2 144A 3.532% 10/25/45 #, ●		190,539	174,123
Series 2016-4 B1 144A 3.805% 10/25/46 #, ●		180,592	160,050
Series 2016-4 B2 144A 3.805% 10/25/46 #, ●		329,248	288,644
Series 2017-1 B3 144A 3.45% 1/25/47 #, ●		842,713	702,404
Series 2017-2 A3 144A 3.50% 5/25/47 #, ●		53,025	46,306
Series 2020-2 A3 144A 3.50% 7/25/50 #, ●		154,531	136,944
Series 2020-5 A3 144A 3.00% 12/25/50 #, ●		884,562	749,185
Series 2020-7 A3 144A 3.00% 1/25/51 #, ●		472,799	395,828
Series 2021-1 A3 144A 2.50% 6/25/51 #, ●		728,064	577,065
Series 2021-10 A3 144A 2.50% 12/25/51 #, ●		1,526,049	1,211,839
Series 2021-13 B1 144A 3.144% 4/25/52 #, ●		1,951,911	1,521,443
Lehman Mortgage Trust Series 2007-10 2A2 6.50% 1/25/38		1,177,916	407,040
Ludgate Funding
Series 2006-1X A2A 2.768% (BP0003M + 0.19%) 12/1/60 ●	GBP	1,061,410	1,113,285
Series 2008-W1X A1 2.289% (BP0003M + 0.60%) 1/1/61 ●	GBP	466,578	501,735
Mansard Mortgages Series 2007-1X A2 1.945% (SONIA + 0.299%) 4/15/47 ●	GBP	488,373	527,152
MASTR Alternative Loan Trust
Series 2004-3 8A1 7.00% 4/25/34		1,119	1,103
Series 2004-5 6A1 7.00% 6/25/34		17,413	17,070
MASTR ARM Trust Series 2004-4 4A1 2.775% 5/25/34 ●		34,307	32,479
Merrill Lynch Mortgage Investors Trust Series 2004-A1 2A2 2.726% 2/25/34 ●		1,791	1,722
Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 144A 2.50% 12/25/50 #, ●		755,027	594,811
Series 2021-1 A2 144A 2.50% 3/25/51 #, ●		676,772	538,272
Series 2021-4 A3 144A 2.50% 7/25/51 #, ●		765,395	604,893
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, ●		129,440	124,279
Series 2019-RPL3 A1 144A 2.75% 7/25/59 #, ●		3,191,478	2,988,433
RALI Series Trust
Series 2007-QA5 2A1 5.923% 9/25/37 ●		1,975,675	1,483,383
Series 2007-QH8 A 1.778% 10/25/37 ●		1,140,416	1,018,286

		Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
RCKT Mortgage Trust
Series 2021-1 A1 144A 2.50% 3/25/51 #, ●		752,950	$597,919
Series 2021-6 A1 144A 2.50% 12/25/51 #, ●		1,564,239	1,242,166
Reperforming Loan REMIC Trust Series 2006-R1 AF1 144A 3.424% (LIBOR01M + 0.34%, Cap 9.50%, Floor 0.34%) 1/25/36 #, ●		520,224	496,014
RFMSI Trust Series 2004-S9 2A1 4.75% 12/25/19		28	31
Sequoia Mortgage Trust
Series 2004-5 A3 3.308% (LIBOR06M + 0.56%, Cap 11.50%, Floor 0.56%) 6/20/34 ●		83,901	77,889
Series 2007-1 4A1 3.034% 9/20/46 ●		229,438	162,792
Series 2015-1 B2 144A 3.917% 1/25/45 #, ●		130,876	121,136
Series 2017-5 B2 144A 3.798% 8/25/47 #, ●		2,880,704	2,471,505
Series 2020-4 A2 144A 2.50% 11/25/50 #, ●		591,853	469,992
Structured ARM Loan Trust Series 2006-1 7A4 2.732% 2/25/36 ●		68,601	61,732
Structured Asset Mortgage Investments II Trust
Series 2005-AR5 A2 3.493% (LIBOR01M + 0.50%, Cap 11.00%, Floor 0.50%) 7/19/35 ●		123,672	115,762
Trinity Square Series 2021-1A A 144A 2.496% (SONIA + 0.85%) 7/15/59 #, ●	GBP	3,212,843	3,558,174
WaMu Mortgage Pass Through Certificates Trust
Series 2005-AR16 1A3 2.758% 12/25/35 ◆, ●		170,641	158,574
Series 2007-HY1 3A3 3.208% 2/25/37 ◆, ●		113,754	104,996
Series 2007-HY7 4A1 3.853% 7/25/37 ◆, ●		226,888	213,722
Wells Fargo Mortgage- Backed Securities Trust
Series 2006-AR11 A6 4.056% 8/25/36 ●		109,580	102,849
Series 2020-1 A1 144A 3.00% 12/25/49 #, ●		142,385	119,480
Total Non-Agency Collateralized Mortgage Obligations (cost $48,180,938)			39,198,908

Non-Agency Commercial Mortgage-Backed Securities – 4.73%
BANK
Series 2017-BNK5 B 3.896% 6/15/60 ●		605,000	537,184
Series 2017-BNK7 A5 3.435% 9/15/60		710,000	650,893
Series 2019-BN20 A3 3.011% 9/15/62		8,000,000	6,932,415
Series 2019-BN21 A5 2.851% 10/17/52		2,100,000	1,797,642
Series 2022-BNK39 A4 2.928% 2/15/55		2,784,000	2,317,196
Series 2022-BNK39 B 3.348% 2/15/55 ●		1,353,000	1,076,673
Series 2022-BNK39 C 3.379% 2/15/55 ●		797,000	591,999
Series 2022-BNK40 B 3.507% 3/15/64 ●		1,800,000	1,432,150
Series 2022-BNK41 A4 3.916% 4/15/65 ●		2,000,000	1,797,656
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53		3,460,000	2,822,257
Series 2020-B20 A5 2.034% 10/15/53		13,250,000	10,455,400
Series 2020-B21 A5 1.978% 12/17/53		1,300,000	1,019,761

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2020-B22 A5 1.973% 1/15/54	2,050,000	$1,599,374
Series 2021-B24 A5 2.584% 3/15/54	6,790,000	5,542,851
Series 2021-B29 A5 2.388% 9/15/54	6,000,000	4,786,885
Series 2022-B32 B 3.202% 1/15/55 ●	1,800,000	1,395,636
Series 2022-B32 C 3.572% 1/15/55 ●	2,200,000	1,630,249
Series 2022-B33 B 3.736% 3/15/55 ●	900,000	739,816
Series 2022-B33 C 3.736% 3/15/55 ●	900,000	689,991
BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 ●	600,000	518,375
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	2,340,000	2,142,041
Series 2019-CF2 A5 2.874% 11/15/52	4,000,000	3,431,766
Series 2019-CF3 A4 3.006% 1/15/53	800,000	684,350
CD Mortgage Trust
Series 2017-CD6 B 3.911% 11/13/50 ●	440,000	388,075
Series 2019-CD8 A4 2.912% 8/15/57	8,775,000	7,531,974
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.838% 12/10/54	3,100,000	2,919,703
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	785,000	758,974
Series 2015-GC27 A5 3.137% 2/10/48	1,400,000	1,336,337
Series 2016-P3 A4 3.329% 4/15/49	1,305,000	1,222,098
Series 2017-C4 A4 3.471% 10/12/50	635,000	582,517
COMM Mortgage Trust Series 2013-WWP A2
144A 3.424% 3/10/31 #	1,100,000	1,098,437
Series 2014-CR20 AM 3.938% 11/10/47	2,225,000	2,121,121
COMM Mortgage Trust Series 2015-3BP A
144A 3.178% 2/10/35 #	605,000	560,729
Series 2015-CR23 A4 3.497% 5/10/48	780,000	743,351
Series 2016-CR28 A4 3.762% 2/10/49	2,330,000	2,210,271
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	900,000	837,719
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	1,280,000	1,194,524
Series 2017-GS6 A3 3.433% 5/10/50	1,935,000	1,785,502
Series 2019-GC39 A4 3.567% 5/10/52	1,250,000	1,134,255
Series 2019-GC42 A4 3.00% 9/1/52	5,000,000	4,336,700
Series 2020-GC47 A5 2.377% 5/12/53	3,716,000	3,038,702
JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.801% 8/15/48	7,784,753	7,424,624
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	1,640,000	1,522,527
Series 2016-C4 A3 3.141% 12/15/49	1,065,000	978,059
Series 2017-C7 A5 3.409% 10/15/50	2,395,000	2,196,259
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	355,000	346,035
Series 2016-JP2 AS 3.056% 8/15/49	1,250,000	1,104,245
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26 A5 3.531% 10/15/48	960,000	911,093
Series 2015-C27 ASB 3.557% 12/15/47	1,342,705	1,311,312

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 A4 3.325% 5/15/49	1,445,000	$1,349,204
Morgan Stanley Capital I Trust
Series 2019-L3 A4 3.127% 11/15/52	1,000,000	867,092
Series 2020-HR8 A4 2.041% 7/15/53	4,415,000	3,503,985
UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 144A 3.649% 3/10/46 #, ●	480,000	468,329
VMC Finance Series 2021-FL4 A 144A 4.093% (LIBOR01M + 1.10%, Floor 1.10%) 6/16/36 #, ●	1,149,046	1,118,093
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	275,000	263,586
Series 2015-NXS3 A4 3.617% 9/15/57	510,000	484,232
Series 2016-BNK1 A3 2.652% 8/15/49	1,220,000	1,102,352
Series 2020-C58 A4 2.092% 7/15/53	2,300,000	1,808,472
Total Non-Agency Commercial Mortgage-Backed Securities (cost $135,768,443)		115,153,048

Loan Agreements – 2.82%
Acrisure 1st Lien 7.365% (LIBOR01M + 4.25%) 2/15/27 ●	297,750	280,629
Acrisure Tranche B 6.615% (LIBOR01M + 3.50%) 2/15/27 ●	405,146	371,215
Advantage Sales & Marketing Tranche B-1 7.054% (LIBOR01M + 4.50%) 10/28/27 ●	699,345	627,225
Amentum Government Services Holdings Tranche 3 7.392% (SOFR03M + 4.00%) 2/15/29 ●	3,461,325	3,317,102
Applied Systems 1st Lien 6.674% (LIBOR03M + 3.00%) 9/19/24 ●	826,291	808,216
Applied Systems 2nd Lien 9.174% (LIBOR03M + 5.50%) 9/19/25 ●	2,058,605	2,032,872
Avantor Funding Tranche B-5 5.365% (LIBOR01M + 2.25%) 11/8/27 ●	661,903	647,148
Bausch & Lomb 6.098% (SOFR01M + 3.35%) 5/10/27 ●	1,236,900	1,152,120
Bausch Health 8.098% (SOFR01M + 5.35%) 2/1/27 ●	380,187	293,655
Berry Global Tranche Z 4.178% (LIBOR01M + 1.75%) 7/1/26 ●	617,900	599,621
BMC Software 6.865% (LIBOR01M + 3.75%) 10/2/25 ●	333,646	317,068
BW Gas & Convenience Holdings Tranche B 6.615% (LIBOR01M + 3.50%) 3/31/28 ●	1,041,812	994,931
Caesars Resort Collection Tranche B 5.865% (LIBOR01M + 2.75%) 12/23/24 ●	1,922,038	1,880,474
Caesars Resort Collection Tranche B-1 6.615% (LIBOR01M + 3.50%) 7/21/25 ●	899,137	889,208
Calpine
5.12% (LIBOR01M + 2.00%) 4/5/26 ●	241,875	232,926
5.62% (LIBOR01M + 2.50%) 12/16/27 ●	254,295	246,167
Camelot US Acquisition l 6.115% (LIBOR01M + 3.00%) 10/30/26 ●	638,625	619,067

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Carnival Tranche B 5.877% (LIBOR06M + 3.00%) 6/30/25 ●	488,753	$447,209
Castlelake Aviation One DAC 6.043% (LIBOR03M + 2.75%) 10/22/26 ●	811,054	784,948
CenturyLink Tranche B 5.365% (LIBOR01M + 2.25%) 3/15/27 ●	979,849	893,587
Charter Communications Operating Tranche B2 4.87% (LIBOR01M + 1.75%) 2/1/27 ●	476,260	459,166
Chemours Tranche B-2 4.87% (LIBOR01M + 1.75%) 4/3/25 ●	817,995	766,870
Connect US Finco 6.62% (LIBOR01M + 3.50%) 12/11/26 ●	632,775	591,486
Core & Main Tranche B-1 5.168% (LIBOR01M + 2.50%) 7/27/28 ●	531,548	509,290
CSC Holdings 5.068% (LIBOR01M + 2.25%) 7/17/25 ●	307,938	295,043
Delta Air Lines 6.46% (LIBOR03M + 3.75%) 10/20/27 ●	500,000	502,466
Electron Bidco 6.115% (LIBOR01M + 3.00%) 11/1/28 ●	497,500	472,728
Ensemble RCM 6.556% (LIBOR03M + 3.75%) 8/1/26 ●	356,960	349,152
Entegris Tranche B 5.684% (SOFR01M + 3.00%) 7/6/29 ●	1,945,000	1,934,059
Epicor Software 2nd Lien 10.865% (LIBOR01M + 7.75%) 7/31/28 ●	735,000	719,933
Epicor Software Tranche C 6.365% (LIBOR01M + 3.25%) 7/30/27 ●	785,965	737,170
Frontier Communications Tranche B 7.438% (LIBOR03M + 3.75%) 10/8/27 ●	1,723,750	1,611,706
Global Medical Response 6.814% (LIBOR01M + 4.25%) 10/2/25 ●	857,851	744,186
Hamilton Projects Acquiror 8.174% (LIBOR03M + 4.50%) 6/17/27 ●	815,006	801,034
Heartland Dental
6.615% (LIBOR01M + 3.50%) 4/30/25 ●	817,930	756,074
7.084% (LIBOR01M + 4.00%) 4/30/25 ●	454,250	422,907
Hexion Holdings 1st Lien 7.263% (SOFR03M + 4.50%) 3/15/29 ●	2,309,212	1,981,304
Hilton Grand Vacations Borrower 6.115% (LIBOR01M + 3.00%) 8/2/28 ●	990,000	958,857
Hilton Worldwide Finance Tranche B-2 4.809% (LIBOR01M + 1.75%) 6/22/26 ●	1,088,891	1,054,182
HUB International 5.766% (LIBOR03M + 3.00%) 4/25/25 ●	353,832	340,907
Informatica 5.875% (LIBOR01M + 2.75%) 10/27/28 ●	631,825	613,924
IRB Holding Tranche B 5.696% (SOFR01M + 3.10%) 12/15/27 ●	3,542,431	3,318,815
LSF9 Atlantis Holdings Tranche B 10.803% (SOFR03M + 7.25%) 3/31/29 ●	2,110,000	2,030,875
Mileage Plus Holdings 8.777% (LIBOR03M + 5.25%) 6/20/27 ●	950,000	955,259
MPH Acquisition Holdings 7.32% (LIBOR03M + 4.25%) 9/1/28 ●	1,782,000	1,651,321
Numericable US Tranche B-13 6.905% (LIBOR03M + 4.00%) 8/14/26 ●	129,937	118,243
Organon & Co. 6.188% (LIBOR03M + 3.00%) 6/2/28 ●	2,001,292	1,958,764

	Principal amount°	Value (US $)
Loan Agreements (continued)
Pelican Products 7.294% (LIBOR03M + 4.25%) 12/29/28 ●	277,900	$256,363
Peraton Tranche B 1st Lien 6.865% (LIBOR01M + 3.75%) 2/1/28 ●	1,020,304	969,671
PG&E Tranche B 6.125% (LIBOR01M + 3.00%) 6/23/25 ●	1,428,955	1,371,797
Pilot Travel Centers Tranche B 5.134% (SOFR01M + 2.10%) 8/4/28 ●	359,534	344,903
Prestige Brands Tranche B5 5.115% (LIBOR01M + 2.00%) 7/3/28 ●	9,077	9,069
Pretium PKG Holdings 1st Lien 6.502% (LIBOR03M + 4.00%) 10/2/28 ●	263,852	238,786
Prime Security Services Borrower Tranche B-1 5.304% (LIBOR03M + 2.75%) 9/23/26 ●	403,318	391,387
RealPage 1st Lien 6.115% (LIBOR01M + 3.00%) 4/24/28 ●	990,000	929,054
Reynolds Group Holdings Tranche B-2 6.365% (LIBOR01M + 3.25%) 2/5/26 ●	466,688	448,020
Russell Investments US Institutional Holdco 6.615% (LIBOR01M + 3.50%) 5/30/25 ●	130	121
Ryan Specialty Group Tranche B-1 6.134% (SOFR01M + 3.10%) 9/1/27 ●	583,100	565,607
Sinclair Television Group Tranche B-4 6.884% (SOFR01M + 3.85%) 4/21/29 ●	2,169,562	2,057,468
SS&C Technologies Holdings Tranche B-3 4.865% (LIBOR01M + 1.75%) 4/16/25 ●	178,047	172,750
SS&C Technologies Holdings Tranche B-4 4.865% (LIBOR01M + 1.75%) 4/16/25 ●	144,537	140,237
Standard Industries 6.675% (LIBOR03M + 2.50%) 9/22/28 ●	3,730,464	3,629,741
Telenet Financing Tranche AR 4.818% (LIBOR01M + 2.00%) 4/28/28 ●	545,000	520,475
Terrier Media Buyer Tranche B 6.615% (LIBOR01M + 3.50%) 12/17/26 ●	508,709	477,338
TK Elevator Midco Tranche B 6.871% (LIBOR06M + 3.50%) 7/30/27 ●	340,524	326,562
Transdigm Tranche F 5.924% (LIBOR03M + 2.25%) 12/9/25 ●	582,713	559,606
UKG 1st Lien 5.535% (LIBOR03M + 3.25%) 5/4/26 ●	1,640,948	1,556,337
Ultimate Software Group 1st Lien 6.865% (LIBOR01M + 3.75%) 5/4/26 ●	1,130,915	1,080,260
United Airlines Tranche B 6.533% (LIBOR03M + 3.75%) 4/21/28 ●	296,241	283,974
US Foods Tranche B TBD 11/22/28 X	1,492,500	1,462,184
USI 6.924% (LIBOR03M + 3.25%) 12/2/26 ●	163,093	157,792
USI Tranche B 6.424% (LIBOR03M + 2.75%) 5/16/24 ●	565,613	551,885
Viasat 7.649% (SOFR01M + 4.614%) 3/2/29 ●	2,783,025	2,473,413
Vistra Operations 4.841% (LIBOR01M + 1.75%) 12/31/25 ●	510,048	494,013
White Cap Buyer 6.784% (SOFR01M + 3.75%) 10/19/27 ●	358,200	336,410
Zayo Group Holdings 6.115% (LIBOR01M + 3.00%) 3/9/27 ●	2,954,377	2,482,732

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (US $)
Loan Agreements (continued)
Zekelman Industries 5.604% (LIBOR03M + 2.00%) 1/24/27 ●		269,733	$258,494
Total Loan Agreements (cost $71,831,750)			68,637,558

Sovereign Bonds – 5.79%∆
Albania – 0.01%
Albania Government International Bond 144A 3.50% 6/16/27 #	EUR	150,000	127,742
			127,742
Angola – 0.02%
Angolan Government International Bonds
144A 8.25% 5/9/28 #		200,000	158,176
8.25% 5/9/28		200,000	158,176
144A 8.75% 4/14/32 #		200,000	148,830
			465,182
Argentina – 0.01%
Argentine Republic Government International Bonds
0.50% 7/9/30 ~		645,050	130,288
1.00% 7/9/29		31,833	6,162
1.50% 7/9/35 ~		674,580	122,871
			259,321
Armenia – 0.01%
Republic of Armenia International Bond 144A 3.60% 2/2/31 #		200,000	136,220
			136,220
Azerbaijan – 0.01%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #		319,000	257,895
			257,895
Bahrain – 0.01%
Bahrain Government International Bond 144A 7.375% 5/14/30 #		300,000	286,774
			286,774
Bermuda – 0.02%
Bermuda Government International Bond 144A 5.00% 7/15/32 #		400,000	380,799
			380,799
Brazil – 0.02%
Brazilian Government International Bonds
3.875% 6/12/30		532,000	440,807
4.75% 1/14/50		233,000	159,342
			600,149
Chile – 0.01%
Chile Government International Bonds
2.55% 1/27/32		258,000	203,015
3.50% 1/25/50		200,000	136,601
			339,616
Colombia – 0.03%
Colombia Government International Bonds
3.00% 1/30/30		272,000	195,454
3.25% 4/22/32		300,000	203,510
4.125% 2/22/42		217,000	123,920
5.00% 6/15/45		200,000	121,809
5.20% 5/15/49		200,000	124,058
			768,751
Costa Rica – 0.01%
Costa Rica Government International Bond 144A 5.625% 4/30/43 #		200,000	143,079
			143,079
Dominican Republic – 0.03%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #		885,000	668,672
144A 5.50% 2/22/29 #		200,000	172,899
			841,571
Ecuador – 0.01%
Ecuador Government International Bonds
144A 1.50% 7/31/40 #, ~		278,501	82,158
144A 2.50% 7/31/35 #, ~		328,384	108,893

		Principal amount°	Value (US $)
Sovereign Bonds ∆ (continued)
Ecuador (continued)
Ecuador Government International Bonds
144A 5.50% 7/31/30 #, ~		125,307	$59,936
144A 6.61% 7/31/30 #, ^		35,470	10,352
			261,339
Egypt – 0.03%
Egypt Government International Bonds
144A 5.75% 5/29/24 #		591,000	525,787
144A 8.70% 3/1/49 #		359,000	200,127
			725,914
El Salvador – 0.00%
El Salvador Government International Bond 144A 7.125% 1/20/50 #		275,000	89,375
			89,375
Gabon – 0.01%
Gabon Government International Bond 144A 6.625% 2/6/31 #		200,000	132,094
			132,094
Georgia – 0.01%
Georgia Government International Bond 144A 2.75% 4/22/26 #		200,000	171,021
			171,021
Ghana – 0.00%
Ghana Government International Bond 144A 7.75% 4/7/29 #		230,000	88,205
			88,205
Guatemala – 0.02%
Guatemala Government Bonds
144A 4.875% 2/13/28 #		400,000	362,892
144A 5.25% 8/10/29 #		200,000	179,923
			542,815
Hong Kong – 0.03%
Airport Authority
144A 2.50% 1/12/32 #		430,000	354,037
144A 3.25% 1/12/52 #		425,000	307,804
			661,841
Indonesia – 0.01%
Indonesia Government International Bonds
144A 4.625% 4/15/43 #		200,000	170,351
4.65% 9/20/32		200,000	188,086
			358,437
Israel – 0.11%
Israel Government International Bonds
2.75% 7/3/30		1,200,000	1,064,940
3.875% 7/3/50		200,000	161,917
State of Israel
3.375% 1/15/50		200,000	148,623
3.80% 5/13/60		1,600,000	1,218,818
			2,594,298
Ivory Coast – 0.02%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		590,000	451,350
			451,350
Japan – 4.82%
Japan Treasury Discount Bills
22.338% 10/17/22 ≠	JPY	12,000,000,000	82,916,786
35.735% 10/11/22 ≠	JPY	5,010,000,000	34,616,997
			117,533,783
Jordan – 0.01%
Jordan Government International Bond 144A 4.95% 7/7/25 #		200,000	184,984
			184,984
Kazakhstan – 0.01%
Kazakhstan Government International Bond 144A 6.50% 7/21/45 #		207,000	192,311
			192,311

Schedules of investments

Optimum Fixed Income Fund

		Principal amount°	Value (US $)
Sovereign Bonds ∆ (continued)
Kenya – 0.01%
Republic of Kenya Government International Bond 144A 8.00% 5/22/32 #		200,000	$136,180
			136,180
Lebanon – 0.00%
Lebanon Government International Bond 6.25% 5/27/22 ‡		582,000	37,103
			37,103
Mexico – 0.01%
Mexico Government International Bonds
4.40% 2/12/52		225,000	155,782
4.875% 5/19/33		200,000	176,197
			331,979
Mongolia – 0.01%
Mongolia Government International Bond 144A 3.50%7/7/27 #		200,000	148,998
			148,998
Morocco – 0.01%
Morocco Government International Bond 144A 2.375%12/15/27 #		300,000	247,224
			247,224
Nigeria – 0.01%
Nigeria Government International Bond 144A 7.875%2/16/32 #		537,000	347,106
			347,106
Oman – 0.02%
Oman Government International Bonds
144A 6.75% 1/17/48 #		343,000	276,161
7.375% 10/28/32		200,000	200,289
			476,450
Pakistan – 0.00%
Pakistan Government International Bond 144A 7.375% 4/8/31 #		200,000	75,008
			75,008
Panama – 0.02%
Panama Bonos del Tesoro 3.362% 6/30/31		200,000	174,500
Panama Government International Bond 144A 3.75% 4/17/26 #		363,000	345,485
			519,985
Paraguay – 0.02%
Paraguay Government International Bonds
144A 4.95% 4/28/31 #		300,000	268,033
144A 5.40% 3/30/50 #		403,000	297,794
			565,827
Peru – 0.03%
Peruvian Government International Bonds
2.392% 1/23/26		323,000	293,551
2.844% 6/20/30		512,000	421,435
5.625% 11/18/50		35,000	33,105
			748,091
Philippines – 0.02%
Philippine Government International Bond 3.229% 3/29/27		510,000	475,854
			475,854
Qatar – 0.01%
Qatar Government International Bond 144A 4.40% 4/16/50 #		400,000	352,791
			352,791
Republic of North Macedonia – 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	150,000	129,140
			129,140
Romania – 0.05%
Romanian Government International Bonds
144A 1.75% 7/13/30 #	EUR	1,800,000	1,147,502
144A 2.625% 12/2/40 #	EUR	123,000	61,987

		Principal amount°	Value (US $)
Sovereign Bonds ∆ (continued)
Romania (continued)
Romanian Government International Bonds 144A 3.375%1/28/50 #	EUR	109,000	$55,344
			1,264,833
Saudi Arabia – 0.03%
Saudi Government International Bonds
144A 3.25% 11/17/51 #		400,000	272,772
144A 3.625% 3/4/28 #		541,000	512,584
			785,356
Senegal – 0.01%
Senegal Government International Bonds
144A 5.375% 6/8/37 #	EUR	200,000	118,441
144A 6.75% 3/13/48 #		210,000	131,536
			249,977
Serbia – 0.01%
Serbia International Bonds
144A 1.00% 9/23/28 #	EUR	200,000	131,449
144A 2.125% 12/1/30 #		200,000	131,572
144A 3.125% 5/15/27 #	EUR	100,000	80,180
			343,201
South Africa – 0.13%
Republic of South Africa Government International Bonds
4.85% 9/30/29		3,200,000	2,652,640
5.65% 9/27/47		200,000	129,131
5.75% 9/30/49		200,000	129,190
5.875% 6/22/30		268,000	231,485
			3,142,446
Sri Lanka – 0.01%
Sri Lanka Government International Bond 144A 6.20% 5/11/27 #		453,000	115,700
			115,700
Trinidad and Tobago – 0.01%
Trinidad & Tobago Government International Bond 144A 4.50% 6/26/30 #		200,000	182,010
			182,010
Turkey – 0.04%
Hazine Mustesarligi Varlik Kiralama 144A 5.125% 6/22/26 #		200,000	182,600
Turkey Government International Bond 7.625% 4/26/29		500,000	426,971
Turkiye Ihracat Kredi Bankasi 144A 5.75% 7/6/26 #		350,000	291,519
			901,090
Ukraine – 0.01%
Ukraine Government International Bond 144A 7.75% 9/1/28 #		804,000	169,544
			169,544
Uruguay – 0.01%
Uruguay Government International Bond 4.375% 1/23/31		232,000	222,500
			222,500
Uzbekistan – 0.02%
Republic of Uzbekistan International Bonds
144A 3.90%10/19/31 #		200,000	140,900
144A 5.375% 2/20/29 #		448,000	376,831
			517,731
Total Sovereign Bonds (cost $156,388,460)			141,080,990

Supranational Banks – 0.00%
Banque Ouest Africaine de Developpement 144A 2.75%1/22/33 #	EUR	200,000	143,793
Total Supranational Banks (cost $240,998)			143,793

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
US Treasury Obligations – 12.69%
US Treasury Bonds
1.25% 5/15/50	1,800,000	$1,008,316
1.375% 11/15/40	100,000	64,705
1.625% 11/15/50	13,500,000	8,387,929
1.75% 8/15/41	1,800,000	1,231,840
1.875% 2/15/41	52,800,000	37,427,159
1.875% 2/15/51	2,700,000	1,788,539
1.875% 11/15/51	5,100,000	3,374,965
2.00% 2/15/50	16,000,000	11,001,875
2.00% 8/15/51	8,475,000	5,792,795
2.25% 8/15/46	26,435,000	19,059,016
2.25% 2/15/52	5,475,000	3,979,641
2.50% 2/15/45	37,100,000	28,317,736
2.75% 8/15/42	900,000	731,918
2.75% 11/15/42	1,400,000	1,135,422
2.875% 5/15/43	2,200,000	1,815,172
2.875% 8/15/45	16,700,000	13,641,160
2.875% 5/15/52	13,210,000	11,081,952
3.00% 5/15/47	900,000	754,172
3.00% 8/15/48	3,770,000	3,191,614
3.00% 8/15/52	4,300,000	3,712,110
3.125% 5/15/48	1,490,000	1,289,578
US Treasury Floating Rate Note 3.405% (USBMMY3M + 0.04%) 7/31/24 ●	27,305,000	27,273,987
US Treasury Floating Rate Notes 3.293% (USBMMY3M - 0.08%) 4/30/24 ●	26,145,000	26,110,734
US Treasury Notes
0.50% 10/31/27	13,200,000	11,052,938
1.875% 8/31/24 ∞	2,170,000	2,075,571
2.00% 11/30/22 ∞	3,176,000	3,169,952
2.00% 6/30/24 ∞	7,700,000	7,405,836
2.125% 3/31/24 ∞	2,010,000	1,946,638
2.125% 11/30/24 ∞	11,130,000	10,641,324
2.25% 11/15/24 ∞	11,030,000	10,582,768
2.375% 2/29/24 ∞	4,000,000	3,895,000
2.375% 8/15/24 ∞	1,820,000	1,757,935
2.375% 3/31/29	7,190,000	6,512,005
2.50% 1/31/24 ∞	2,790,000	2,724,392
2.50% 5/31/24	3,470,000	3,370,034
2.625% 3/31/25	12,700,000	12,213,829
2.75% 5/15/25	9,415,000	9,061,569
2.75% 8/15/32	2,055,000	1,879,362
2.875% 11/30/23 ∞	2,500,000	2,459,424
2.875% 5/15/32	4,405,000	4,073,592
3.125% 8/31/27	545,000	522,859
US Treasury Strip Principal 2.26% 5/15/44 ^	4,290,000	1,767,663
Total US Treasury Obligations (cost $370,566,802)		309,285,026

	Number of shares
Common Stocks – 0.02%
Communication Services – 0.00%
Century Communications =, †	1,975,000	0
		0
Transportation – 0.02%
Grupo Aeromexico †	50,210	433,801
		433,801

Total Common Stocks (cost $880,472)		433,801

Preferred Stock – 0.01%
General Electric 6.623% (LIBOR03M + 3.33%) w, ●	300,000	281,680
Total Preferred Stock (cost $299,875)		281,680

	Notional amount*
Options Purchased – 0.19%
Put Swaptions – 0.19%
30 yr IRS pay a fixed rate 2.06% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/25/23 (BOFA)	15,500,000	3,589,214
30 yr IRS pay a fixed rate 2.102% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 9/15/23 (MS)	4,800,000	1,082,360

	Notional amount*	Value (US $)
Options Purchased (continued)
Put Swaptions (continued)
Total Options Purchased (premium paid $1,145,185)		4,671,574

	Number of shares
Short-Term Investments – 28.49%
Money Market Mutual Funds – 2.47%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	15,046,753	$15,046,753
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	15,046,753	15,046,753
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	15,046,753	15,046,753
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	15,046,753	15,046,753
		60,187,012

	Principal amount°
Repurchase Agreements – 26.02%
US Treasury repurchase agreement with Nomura Securities International 2.93%, dated 9/29/22, to be repurchased 10/3/22, repurchase price $317,377,474 (collateralized by US government obligations; 1.875% - 2.25%; market value $320,492,309)	317,300,000	317,300,000
US Treasury repurchase agreement with Nomura Securities International 2.95%, dated 9/30/22, to be repurchased 10/4/22, repurchase price $316,625,944 (collateralized by US government obligations; 1.875% - 2.75%; market value $320,291,421)	316,600,000	316,600,000
		633,900,000
Total Short-Term Investments (cost $694,087,012)		694,087,012
Total Value of Securities Before Options Written–126.95% (cost $3,445,835,664)		3,092,930,347

	Notional amount*
Options Written – (0.60%)
Call Swaptions – (0.00%)
1 yr IRS pay a fixed rate 0.55% and receive a floating rate based on 3-month EURIBOR expiration date 3/31/23 (BNP)	(66,200,000)	(3,222)

Schedules of investments

Optimum Fixed Income Fund

	Notional amount*	Value (US $)
Options Written (continued)
Call Swaptions (continued)
1 yr IRS pay a fixed rate 0.70% and receive a floating rate based on 3-month EURIBOR expiration date 4/26/23 (GS)	(4,200,000)	$(386)
1 yr IRS pay a fixed rate 0.70% and receive a floating rate based on 3-month EURIBOR expiration date 4/28/23 (BNP)	(4,300,000)	(404)
1 yr IRS pay a fixed rate 0.87% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 11/2/22 (GS)	(156,100,000)	(0)
1 yr IRS pay a fixed rate 2.841% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/27/23 (GS)	(1,800,000)	(3,156)
1 yr IRS pay a fixed rate 2.92% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/13/23 (DB)	(3,000,000)	(5,431)
1 yr IRS pay a fixed rate 2.92% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/13/23 (GS)	(2,600,000)	(4,707)
1 yr IRS pay a fixed rate 2.973% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/25/23 (GS)	(1,800,000)	(3,578)
1 yr IRS pay a fixed rate 3.018% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/20/23 (GS)	(1,700,000)	(3,470)
1 yr IRS pay a fixed rate 3.14% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/23/23 (GS)	(1,700,000)	(3,943)
1 yr IRS pay a fixed rate 3.19% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/23/23 (GS)	(1,700,000)	(4,139)
1 yr IRS pay a fixed rate 3.225% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/23/23 (GS)	(1,700,000)	(4,281)
		(36,717)
Put Swaptions – (0.60%)
1 yr IRS pay a fixed rate 1.27% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 11/2/22 (GS)	(156,100,000)	(5,089,178)

	Notional amount*	Value (US $)
Options Written (continued)
Put Swaptions (continued)
1 yr IRS pay a fixed rate 2.10% and receive a floating rate based on 3-month EURIBOR expiration date 3/31/23 (BNP)	(66,200,000)	$(638,126)
1 yr IRS pay a fixed rate 2.25% and receive a floating rate based on 3-month EURIBOR expiration date 4/26/23 (GS)	(4,200,000)	(37,088)
1 yr IRS pay a fixed rate 2.25% and receive a floating rate based on 3-month EURIBOR expiration date 4/28/23 (BNP)	(4,300,000)	(37,939)
1 yr IRS pay a fixed rate 2.841% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/27/23 (GS)	(1,800,000)	(27,250)
1 yr IRS pay a fixed rate 2.92% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/13/23 (DB)	(3,000,000)	(43,738)
1 yr IRS pay a fixed rate 2.92% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/13/23 (GS)	(2,600,000)	(37,906)
1 yr IRS pay a fixed rate 2.973% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/25/23 (GS)	(1,800,000)	(25,564)
1 yr IRS pay a fixed rate 3.018% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/20/23 (GS)	(1,700,000)	(23,518)
1 yr IRS pay a fixed rate 3.14% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/23/23 (GS)	(1,700,000)	(22,034)
1 yr IRS pay a fixed rate 3.19% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/23/23 (GS)	(1,700,000)	(21,437)
1 yr IRS pay a fixed rate 3.225% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/23/23 (GS)	(1,700,000)	(21,024)
5 yr IRS pay a fixed rate 1.96% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 9/15/23 (MS)	(24,000,000)	(2,088,301)

Schedules of investments

Optimum Fixed Income Fund

	Notional amount*	Value (US $)
Options Written (continued)
Put Swaptions (continued)
5 yr IRS pay a fixed rate 2.00% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/25/23 (BOFA)	(77,500,000)	$(6,554,768)
CDX.ITRX.EUR 37 5 yr strike price EUR 1.90, expiration date 11/16/22 (BNP)	(2,600,000)	(2,516)
CDX.ITRX.EUR 37 5 yr strike price EUR 1.90, expiration date 11/16/22 (JPMCB)	(3,100,000)	(3,000)
		(14,673,387)
Total Options Written (premium received $2,270,042)		(14,710,104)

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
∞	Fully or partially pledged as collateral for futures and swap contracts.
‡	Non-income producing security. Security is currently in default.
≠	The rate shown is the effective yield at the time of purchase.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at September 30, 2022.
Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 14 in “Security type / country and sector allocations.”
w	Perpetual security with no stated maturity date.
X	This loan will settle after September 30, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $484,335,071, which represents 19.88% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
Y	Perpetual security. Maturity date represents next call date.
*	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at September 30, 2022:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	AUD	2,698,980	USD	(1,851,027)	10/4/22	$–	$(124,561)
BAML	EUR	(233,000)	USD	233,480	10/4/22	5,067	–

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	ZAR	19,429,064	USD	(1,223,608)	11/8/22	$–	$(154,020)
BAML	ZAR	20,256,749	USD	(1,141,357)	1/9/23	–	(32,298)
BNP	COP	1,508,200,000	USD	(341,530)	10/24/22	–	(15,959)
BNP	GBP	(6,943,000)	USD	8,083,677	10/4/22	330,808	–
BNP	JPY	(3,852,074)	USD	26,612	10/4/22	–	(12)
BNP	JPY	1,765,301,304	USD	(12,228,808)	11/2/22	7,688	–
BNP	PLN	(20,766,066)	USD	4,471,183	10/17/22	293,439	–
BNP	ZAR	17,180,265	USD	(1,071,354)	11/8/22	–	(125,564)
CITI	BRL	36,269,170	USD	(6,910,387)	1/4/23	–	(333,726)
CITI	CAD	(1,654,000)	USD	1,254,126	10/4/22	56,756	–
CITI	DKK	33,820,000	USD	(4,439,537)	10/3/22	19,308	–
CITI	DKK	(33,820,000)	USD	4,448,277	11/1/22	–	(20,020)
CITI	EUR	(310,000)	USD	298,920	10/4/22	–	(4,978)
CITI	GBP	1,110,000	USD	(1,259,106)	10/4/22	–	(19,630)
CITI	MXN	(23,826,000)	USD	1,168,629	12/9/22	913	–
CITI	ZAR	30,614,380	USD	(1,865,718)	11/14/22	–	(181,237)
DB	GBP	(528,000)	USD	571,872	11/2/22	–	(18,068)
DB	JPY	(5,010,000,000)	USD	37,096,657	10/11/22	2,444,975	–
DB	JPY	(12,000,000,000)	USD	86,962,571	10/17/22	3,916,132	–
DB	MXN	(14,510,000)	USD	705,296	10/27/22	–	(11,484)
DB	ZAR	10,804,156	USD	(687,646)	12/12/22	–	(94,647)
DB	ZAR	8,244,054	USD	(493,641)	2/13/23	–	(43,601)
JPMCB	AUD	1,951,191	USD	(1,355,765)	10/4/22	–	(107,639)
JPMCB	DKK	(33,875,000)	USD	4,557,919	10/3/22	91,823	–
JPMCB	EUR	(88,901,000)	USD	89,519,968	10/4/22	2,368,875	–
JPMCB	EUR	89,444,000	USD	(87,510,220)	10/4/22	173,184	–
JPMCB	EUR	(89,444,000)	USD	87,686,398	11/2/22	–	(179,191)
JPMCB	EUR	(1,114,000)	USD	1,121,833	11/18/22	26,230	–
JPMCB	GBP	1,050,000	USD	(1,110,182)	10/4/22	62,295	–
JPMCB	INR	24,536,690	USD	(305,403)	11/14/22	–	(5,875)
JPMCB	KRW	(128,077,590)	USD	95,334	12/14/22	6,275	–
TD	EUR	(6,452,284)	USD	6,610,931	11/18/22	267,836	–
Total Foreign Currency Exchange Contracts						$10,071,604	$(1,472,510)

Futures Contracts Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
5	Euro-BTP	$548,730	$573,677	12/8/22	$–	$(24,947)	$5,638
(78)	Euro-Bund	(10,586,716)	(11,137,038)	12/8/22	550,322	–	(75,743)
(26)	Long 10 yr Gilt	(2,798,521)	(3,189,379)	12/28/22	390,858	–	6,634
137	US Treasury 3 yr Notes	28,600,891	29,306,544	12/30/22	–	(705,653)	(39,602)
2,156	US Treasury 5 yr Notes	231,786,844	238,854,906	12/30/22	–	(7,068,062)	(572,698)
674	US Treasury 10 yr Notes	75,530,125	77,952,917	12/20/22	–	(2,422,792)	(263,285)
(366)	US Treasury 10 yr Ultra Notes	(43,365,281)	(45,895,338)	12/20/22	2,530,057	–	183,000

Schedules of investments

Optimum Fixed Income Fund

Futures Contracts Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
505	US Treasury Long Bonds	$63,835,156	$68,848,777	12/20/22	$–	$(5,013,621)	$(331,406)
(2)	US Treasury Long Bonds	(252,813)	(274,495)	12/20/22	21,682	–	1,313
29	US Treasury Ultra Bonds	3,973,000	4,354,328	12/20/22	–	(381,328)	4,875
(3)	US Treasury Ultra Bonds	(411,000)	(451,198)	12/20/22	40,198	–	(47,125)
Total Futures Contracts			$358,943,701		$3,533,117	$(15,616,403)	$(1,128,399)

Swap Contracts

CDS Contracts2

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]		Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Purchased/Moody’s Ratings:
CDX.ITRX.EUR.34[5] 12/20/25-Quarterly	EUR	1,200,000	1.000%	$1,159	$(5,927)	$7,086	$–	$(283,188)
Protection Sold Moody’s Ratings:
AT&T 2.45% 5/15/18 Baa2 6/20/24- Quarterly		1,800,000	1.000%	(5,462)	17,734	–	(23,196)	(27,716)
Boeing 2.60% 10/20/25 Baa3 12/20/26-Quarterly		4,100,000	1.000%	(154,011)	(19,409)	–	(134,602)	(27,924)
Boeing 2.60% 10/30/25 Baa2 6/20/23-Quarterly		1,400,000	1.000%	(873)	1,455	–	(2,328)	(8,529)
Boeing 2.60% 10/30/25 Baa2 6/26/26-Quarterly		700,000	1.000%	(22,361)	(3,851)	–	(18,510)	(6,916)
British Telecom 2.70% 10/9/22 Baa1 12/20/28-Quarterly	EUR	1,600,000	1.000%	(78,386)	(72,134)	–	(6,252)	6,501
British Telecom 5.75% 12/7/28 Baa2 12/20/24-Quarterly	EUR	2,800,000	1.000%	11,496	44,093	–	(32,597)	(55,217)
CDX.ITRX.EUR.37[5] 6/21/27-Quarterly	EUR	900,000	1.000%	(10,392)	(4,004)	–	(6,388)	14,774
CDX.NA.IG.35[7] 12/20/25-Quarterly		400,000	1.000%	3,055	6,801	–	(3,746)	(508,621)

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]		Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers

Protection Sold Moody’s Ratings (continued):
CDX.NA.IG.36[7] 6/20/26-Quarterly		1,900,000	1.000%	$10,722	$35,108	$–	$(24,386)	$(387,261)
CDX.NA.IG.37[7] 12/20/26-Quarterly		300,000	1.000%	1,068	5,610	–	(4,542)	183,345
General Electric 2.70% 10/9/22 Baa1 12/20/26-Quarterly		1,200,000	1.000%	(17,496)	10,969	–	(28,465)	9,098
General Electric 2.70% 10/9/22 Baa1 6/20/26- Quarterly		600,000	1.000%	(5,453)	4,316	–	(9,769)	1,575
General Motors 5.70% 10/9/22 Baa1 12/20/26- Quarterly		600,000	5.000%	57,823	95,529	–	(37,706)	(11,026)
Stellantis 5.00% 1/11/21 Baa3 6/20/26-Quarterly	EUR	3,100,000	5.000%	294,531	559,613	–	(265,082)	21,594
Tesco 1.00% 6/25/19 Baa3 6/20/28-Quarterly	EUR	2,700,000	1.000%	(114,249)	672	–	(114,921)	(25,983)
Valeo 1.00% Baa3 6/20/26-Quarterly	EUR	400,000	1.000%	(27,999)	(5,431)	–	(22,568)	(287,790)
Valeo 1.00% Baa3 6/20/28-Quarterly	EUR	3,000,000	1.000%	(398,960)	(114,350)	–	(284,610)	21,132
				(455,788)	556,794	7,086	(1,019,668)	(1,372,152)
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 10.375% 1/28/33 Baa2 6/22/26-Quarterly		2,085,000	1.000%	39,848	11,614	28,234	–	–
JPMCB Republic of Brazil 4.25% 1/7/25 Ba2 6/20/26-Quarterly		2,570,000	1.000%	117,361	60,477	56,884	–	–
JPMCB Republic of Brazil 4.25% 1/7/25 Ba2 9/20/27-Quarterly		520,000	1.000%	42,971	32,487	10,484	–	–
JPMCB Republic of Brazil 4.25% 1/7/25 Ba2 9/20/27-Quarterly		520,000	1.000%	42,971	31,798	11,173	–	–
Protection Sold Moody’s Ratings:
DB CMBX.NA.AAA[8] 10/17/57-Monthly		14,200,000	0.500%	(12,193)	(806,607)	794,414	–	–
JPMCB HOCHTIEF 1.00% 3/7/25 BBB 12/20/26-Quarterly	EUR	1,100,000	5.000%	96,453	215,291	–	(118,838)	–

Schedules of investments

Optimum Fixed Income Fund

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]		Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers

Protection Sold Moody’s Ratings (continued):
JPMCB HOCHTIEF 5.00% 3/7/25 BBB 12/20/26-Quarterly	EUR	1,100,000	5.000%	$96,453	$213,560	$–	$(117,107)	$–
JPMCB Republic of South Africa 5.50% 3/9/20 Baa3 12/20/23-Quarterly		700,000	1.000%	(7,804)	(8,245)	441	–	–
				416,060	(249,625)	901,630	(235,945)	–
Total CDS Contracts				$(39,728)	$307,169	$908,716	$(1,255,613)	$(1,372,152)
IRS Contracts[8] Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
1 yr IRS[10] 3/24/23-(28 Days/28 Days)	MXN 172,990,000	5.66%/ (7.236)%	$(190,100)	$(2,493)	$–	$(187,607)	$(163,906)
2 yr IRS[11]3/30/23- (Semiannually/ Quarterly)	7,600,000	0.25%/ (3.755)%	149,734	(1,681)	151,415	–	174,932
2 yr IRS[12] 8/10/24- (Semiannually/ Quarterly)	EUR 1,500,000	(1.809)%/ 0.55%	(57,373)	–	–	(57,373)	(4)
3yr IRS[13] 1/2/25- (At Maturity/ At Maturity)	BRL 36,000,000	11.835%/ (13.65)%	31,243	–	31,243	–	12,873
3yr IRS[13] 1/2/25- (At Maturity/ At Maturity)	BRL 37,000,000	11.80%/ (13.65)%	26,971	–	26,971	–	7,985
3yr IRS[13] 1/2/25- (At Maturity/ At Maturity)	BRL 37,000,000	11.734%/ (13.65)%	17,286	–	17,286	–	(1,900)
5 yr IRS[11] 2/18/26- (Semiannually/ Quarterly)	42,100,000	(3.755)%/ 0.64%	(4,708,194)	(246,655)	–	(4,461,539)	(371,688)
5 yr IRS[14] 3/15/28- (Annually/ Annually)	GBP 27,600,000	2.25%/ (2.19)%	3,648,032	1,688,417	1,959,615	–	2,271,810
5 yr IRS[14] 9/16/25- (Annually/ Annually)	GBP 5,700,000	0.50%/ (2.19)%	827,171	(36,153)	863,324	–	747,882

IRS Contracts[8] Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers

Centrally Cleared (continued):
5 yr IRS[13] 1/4/27- (At Maturity/ At Maturity)	BRL 43,000,000	11.115%/ (13.65)%	$(168,045)	$(239,775)	$71,730	$–	$(2,537)
5 yr IRS[12] 4/11/27- (Annually/ Semiannually)	EUR 1,900,000	(1.809)%/ 0.70%	(167,488)	–	–	(167,488)	23,158
5 yr IRS[12] 4/12/27- (Annually/ Semiannually)	EUR 3,800,000	(1.809)%/ 0.65%	(343,065)	–	–	(343,065)	48,950
5 yr IRS[12] 5/13/27- (Annually/ Semiannually)	EUR 4,100,000	(1.809)%/ 1.00%	(317,119)	–	–	(317,119)	35,711
5 yr IRS[12] 5/18/27- (Annually/ Semiannually)	EUR 2,000,000	(1.809)%/ 1.00%	(155,478)	–	–	(155,478)	17,312
6 yr IRS[13] 1/4/27- (At Maturity/ At Maturity)	BRL 6,600,000	10.12%/ (13.65)%	82,806	–	82,806	–	168,018
6 yr IRS[13] 1/4/27- (At Maturity/ At Maturity)	BRL 32,100,000	11.065%/ (13.65)%	(130,564)	–	–	(130,564)	119,928
6 yr IRS[13] 1/4/27- (At Maturity/ At Maturity)	BRL 67,700,000	10.995%/ (13.65)%	(318,789)	–	–	(318,789)	(398,710)
6 yr IRS[13] 1/4/27- (At Maturity/ At Maturity)	BRL 32,400,000	11.10%/ (13.65)%	(131,461)	–	–	(131,461)	116,970
7 yr IRS[11] 12/16/22- (Semiannually/ Quarterly)	41,600,000	2.25%/ (3.755)%	113,090	(179,269)	292,359	–	1,072,438
10 yr IRS[11] 10/1/31- (Semiannually/ Quarterly)	8,600,000	1.80%/ (3.755)%	(1,351,392)	112,243	–	(1,463,635)	(176,556)
10 yr IRS[11] 5/18/32- (Annually/ Annually)	9,900,000	(1.853)%/ 1.05%	(1,392,889)	–	–	(1,392,889)	38,301
10 yr IRS[12] 3/15/33- (Annually/ Semiannually)	EUR 15,660,000	(1.809)%/ 1.75%	(1,725,538)	(1,963,569)	238,031	–	(1,725,538)
10yr IRS[11] 7/15/32- (Annually/ Annually)	16,200,000	1.857%/ (1.05)%	(2,265,161)	–	–	(2,265,161)	(18,108)

Schedules of investments

Optimum Fixed Income Fund

IRS Contracts[8] Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers

Centrally Cleared (continued):
30 yr IRS[11] 12/21/52- (Annually/ Annually)	17,000,000	1.75%/ (1.05)%	$4,171,535	$3,512,903	$658,632	$–	$481,721
Total IRS Contracts			$(4,354,788)	$2,643,968	$4,393,412	$(11,392,168)	$2,479,042

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

[1]	See Note 5 in “Notes to financial statements.”
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(790,578).
[5]	Markit’s iTraxx Europe Subordinated Financials Index, or the ITRX EUR SUB FIN, is comprised of 25 Financial entities from the Markit iTraxx® Europe Index referencing subordinated debt.
[6]	Markit’s North America High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade is in the CDS market.
[7]	Markit’s North America Investment Grade Index, or the CDX.NA.IG Index, is composed of 125 liquid North American entities with investment grade credit ratings that trade in the CDS market.
[8]	Markit’s CMBX Index, or the CMBX.NA Index, is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.
[9]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[10]	Rate resets based on MXIBTIIE.
[11]	Rate resets based on LIBOR03M.
[12]	Rate resets based on EUR006M.
[13]	Rate resets based on Brazil CETIP Interbank Deposit.
[14]	Rate resets based on BP0012M.

Summary of abbreviations:

12MTA – 12 Month Treasury Average

ABS – Asset-Backed Security

ARM – Adjustable Rate Mortgage

BAML – Bank of America Merrill Lynch

BB – Barclays Bank

BNP – BNP Paribas

BP0003M – 3 Month Sterling LIBOR Interest Rate

BP0012M – 12 Month Sterling LIBOR Interest Rate

BTP – Buoni del Tesoro Poliennali

Summary of abbreviations: (continued)

CDOR06M – 6 Month Canadian Dollar Offered Rate

CDX.ITRX.EUR – Credit Default Swap Index iTraxx Europe

CDX.NA.HY – Credit Default Swap Index North America High Yield

CDX.NA.IG – Credit Default Swap Index North America Investment Grade

CITI – Citigroup

CLO – Collateralized Loan Obligation

CMBX.NA – Commercial Mortgage-Backed Index North America

DAC – Designated Activity Company

DB – Deutsche Bank

EUR003M – EURIBOR EUR 3 Month

EURIBOR – Euro interbank offered rate

FREMF – Freddie Mac Multifamily

GNMA – Government National Mortgage Association

GS – Goldman Sachs

H15T1Y – US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

ICE – Intercontinental Exchange, Inc.

IRS – Interest Rate Swap

JPM – JPMorgan

JPMCB – JPMorgan Chase Bank

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LIBOR12M – ICE LIBOR USD 12 Month

MASTR – Mortgage Asset Securitization Transactions, Inc.

MS – Morgan Stanley

MXIBTIIE – Mexico 28 days interbank rate

PJSC – Private Joint Stock Company

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

SOFR – Secured Overnight Financing Rate

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

SONIA – Sterling Overnight Indexed Average

TBA – To be announced

TBD – To be determined

TD – TD Bank

USBMMY3M – US Treasury 3 Month Bill Money Market Yield yr – Year

Summary of currencies:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

COP – Colombian Peso

DKK – Danish Krone

EUR – European Monetary Unit

GBP – British Pound Sterling

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

PLN – Polish Zloty

USD – US Dollar

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Optimum International Fund

September 30, 2022 (Unaudited)

	Number of shares	Value (US $)
Common Stocks – 97.08%∆
Australia – 5.49%
Australia & New Zealand Banking Group	124,209	$1,818,271
Australian Clinical Labs	32,563	73,607
Base Resources	216,665	39,498
BHP Group	171,921	4,273,635
BlueScope Steel	352,361	3,422,005
Cochlear	19,819	2,461,869
CSR	23,001	65,547
DGL Group †	11,007	10,564
EBOS Group	47	989
Enero Group	23,974	44,397
Glencore	153,347	805,841
GrainCorp Class A	27,532	138,495
Healius	84,206	181,139
Iluka Resources	40,247	233,006
Incitec Pivot	298,052	677,733
New Hope	130,039	525,292
Nufarm	262,892	842,461
OceanaGold †	131,300	213,867
Orica	23,139	196,996
Pilbara Minerals †	576,919	1,664,549
Rio Tinto	145,013	7,846,056
Sonic Healthcare	21,968	428,490
South32	2,193,916	5,208,159
Telstra	53,921	133,143
Wagners Holding †	20,675	10,592
Whitehaven Coal	1,085,991	6,300,763
		37,616,964
Austria – 0.67%
ANDRITZ	29,128	1,232,691
AT&S Austria Technologie & Systemtechnik	505	16,518
EVN	7,308	121,686
OMV	86,234	3,121,081
Raiffeisen Bank International	5,440	64,359
Zumtobel Group	4,204	24,579
		4,580,914
Belgium – 0.00%
Ascencio	175	8,695
		8,695
Brazil – 2.83%
Gerdau ADR	585,632	2,647,056
Marfrig Global Foods	247,300	454,317
MercadoLibre †	17,847	14,773,390
Transmissora Alianca de Energia Eletrica	98,100	709,424
Unipar Carbocloro	4,074	64,376
Yara International	21,615	758,582
		19,407,145
Canada – 3.23%
Advantage Energy †	41,200	296,171
Alaris Equity Partners Income	10,277	110,407
Algoma Steel Group	19,200	123,705
Atco Class I	18,133	557,242
Bird Construction	33,900	146,266
Black Diamond Group	5,800	15,955
Bonterra Energy †	3,562	17,586
Canadian Utilities Class A	16,900	439,582
Canfor †	12,800	186,345
Cardinal Energy	4,304	22,122
Celestica †	54,897	462,592
Constellation Software	3,768	5,243,012
Crew Energy †	70,025	261,070
DRI Healthcare Trust	5,500	30,260
Dundee Precious Metals	33,400	148,461
E-L Financial	100	61,968
Finning International	46,000	808,542
iA Financial	2,900	147,357
Linamar	1,900	74,014
Major Drilling Group International †	5,600	33,689
Martinrea International	12,198	75,501
Methanex	61,600	1,962,138
Mullen Group	7,400	76,285
Neo Performance Materials	2,267	16,723
New Gold †	136,354	119,992
North West	682	15,794
NuVista Energy †	90,543	643,014
Pason Systems	7,400	70,821
Pet Valu Holdings	3,100	77,985
PHX Energy Services	10,600	44,430
Pizza Pizza Royalty	15,000	137,257
Richelieu Hardware	1,297	35,989
Ritchie Bros Auctioneers	82,021	5,124,672
Shopify Class A †	95,597	2,575,383
TMX Group	11,728	1,078,771
Torex Gold Resources †	4,200	30,314
Total Energy Services	7,700	36,010
TransAlta	37,000	327,050
Uni-Select †	4,000	105,636
Wajax	1,700	22,891
Western Forest Products	65,984	63,053
Westshore Terminals Investment	13,400	257,261
Winpak	914	29,729
		22,113,045

	Number of shares	Value (US $)
Common Stocks∆ (continued)
China/Hong Kong – 11.03%
37 Interactive Entertainment Network Technology Group Class A	1,106,600	$2,707,524
AIA Group	1,538,200	12,806,910
Alibaba Group Holding †	349,800	3,490,773
Asia Cement China Holdings	312,198	128,067
Build King Holdings	77,164	6,476
Canny Elevator Class A	113,100	104,151
China BlueChemical Class H	500,000	103,346
China Coal Energy Class H	172,000	154,953
China Construction Bank Class H	9,884,000	5,705,064
China Design Group Class A	180,700	199,719
China Display Optoelectronics Technology Holdings †	344,000	15,832
China South Publishing & Media Group Class A	216,845	300,436
Chinese Universe Publishing and Media Group Class A	575,900	678,668
Chongqing Rural Commercial Bank Class H	434,000	140,747
Consun Pharmaceutical Group	44,000	18,791
Dah Sing Financial Holdings	30,000	68,151
Daqin Railway Class A	2,243,700	2,138,541
Dare Power Dekor Home Class A	98,000	110,768
Fufeng Group	160,000	81,631
Futu Holdings ADR †	32,191	1,200,402
G-bits Network Technology Xiamen Class A	26,800	934,732
Hangzhou Tigermed Consulting Class H	194,500	1,563,726
Hong Kong Exchanges & Clearing	147,000	5,024,815
Huayu Automotive Systems Class A	484,600	1,123,350
Inner Mongolia Yitai Coal Class H	15,000	19,723
Jingjin Equipment Class A	34,634	129,339
Jiutian Chemical Group	1,258,400	67,175
Johnson Electric Holdings	38,000	37,934
Lansen Pharmaceutical Holdings †	24,176	4,065
Lenovo Group	2,572,000	1,779,040
Luolai Lifestyle Technology Class A	534,892	770,170
Meituan Class B †	269,100	5,655,529
Natural Food International Holding Class H	344,000	19,659
Orient Overseas International	116,491	2,027,301
Pacific Basin Shipping	164,930	50,928
PAX Global Technology	113,000	85,521
PetroChina Class H	1,724,000	704,755
PICC Property & Casualty Class H	576,000	595,632
Ping An Healthcare and Technology †	691,400	1,300,189
Ping An Insurance Group Co. of China Class H	1,004,000	5,008,750
Pony Testing International Group Class A	43,400	213,422
Prosus †	55,251	2,874,523
SGIS Songshan Class A	2,090,200	881,851
Sinopec Engineering Group Class H	34,001	13,587
Sinotruk Hong Kong	243,052	201,959
Suzhou Gold Mantis Construction Decoration Class A †	838,900	533,700
Ten Pao Group Holdings	32,183	5,318
Tencent Holdings	228,500	7,717,889
Tencent Music Entertainment Group ADR †	605,212	2,457,161
Texhong Textile Group	104,524	71,192
Tian Di Science & Technology Class A	1,137,500	761,212
United Laboratories International Holdings	222,000	92,187
Wuxi Biologics Cayman †	227,000	1,351,296
Yue Yuen Industrial Holdings	21,000	26,784
Zhejiang Runtu Class A	418,589	475,328
Zhejiang Semir Garment Class A	1,163,378	782,548
Zhenro Properties Group †	1,431,000	45,360
		75,568,600
Czech Republic – 0.02%
CEZ	4,455	152,662
		152,662
Denmark – 4.96%
Ambu Class B	137,089	1,191,173
AP Moller - Maersk Class B	2,741	4,981,024
Chr Hansen Holding	65,487	3,225,840
Demant †	5,300	131,024
DSV	54,642	6,401,175
Genmab †	9,656	3,106,371
Novo Nordisk Class B	76,783	7,648,954
Novozymes Class B	121,339	6,097,542
Pandora	24,338	1,138,197
Solar Class B	614	40,189
		33,961,489
Egypt – 0.00%
ElSewedy Electric †	13,000	5,026
		5,026

Schedules of investments

Optimum International Fund

	Number of shares	Value (US $)
Common Stocks∆ (continued)
Finland – 0.72%
Kone Class B	125,027	$4,817,105
Orion Class A	1,418	60,314
QT Group †	2	76
Vaisala Class A	805	29,506
		4,907,001
France – 5.11%
ABC arbitrage	4,110	25,779
Alten	1,283	140,989
Aubay	452	19,259
Danone	132,590	6,269,562
Dassault Aviation	4,595	522,777
Dassault Systemes	192,747	6,654,604
Derichebourg	2,657	10,587
Edenred	152,517	7,026,573
Engie SA	14,527	167,204
Ipsen	7,085	655,718
IPSOS	23,199	1,036,744
Kering	8,957	3,972,866
Nexans	29,096	2,590,070
Sartorius Stedim Biotech	15,080	4,625,591
Thales	11,153	1,228,994
Virbac	331	86,100
		35,033,417
Germany – 7.85%
Atoss Software	919	102,428
Bayer	79,230	3,650,486
BioNTech ADR	17,513	2,362,154
Carl Zeiss Meditec	10,019	1,040,716
Deutsche Bank	70,959	525,379
Deutsche Boerse	80,699	13,228,725
HUGO BOSS	15,317	713,173
Mercedes-Benz Group	6,821	344,918
Merck	34,861	5,643,326
Rational	11,244	5,445,717
Rheinmetall	459	70,671
RWE	95,245	3,500,826
SAP	101,360	8,260,350
Scout24	161,614	8,098,547
Wacker Chemie	7,450	765,905
Westwing Group †	2	11
		53,753,332
Greece – 0.07%
National Bank of Greece †	154,581	455,138
Thrace Plastics Holding and Co.	15,514	54,770
		509,908
Hong Kong – 0.00%
Perennial Energy Holdings	226,875	23,468
		23,468
Hungary – 0.26%
MOL Hungarian Oil & Gas	189,107	1,050,247
OTP Bank	38,678	705,606
		1,755,853
India – 2.80%
AurionPro Solutions	13,221	71,996
CESC	280,118	264,661
Deccan Cements	5,297	34,030
Dhampur Bio Organics †	47,510	87,864
Dwarikesh Sugar Industries	162,577	190,720
EID Parry India	25,171	184,122
GAIL India	1,732,071	1,840,797
Gujarat Ambuja Exports	14,343	48,917
Gujarat Industries Power	34,719	37,359
Gujarat Narmada Valley Fertilizers & Chemicals	71,443	558,890
Housing Development Finance	385,196	10,746,788
ICICI Lombard General Insurance	279,574	3,939,511
ITC	15,882	64,548
ITD Cementation India	71,924	99,881
Kirloskar Industries	1,576	33,151
Mangalam Cement	6,512	29,933
NTPC	174,436	340,684
Oracle Financial Services Software	1,076	39,224
Ram Ratna Wires	14,990	38,791
RITES	22,086	88,290
Rupa & Co.	325	1,278
Savita Oil Technologies	24,350	86,983
Shree Digvijay Cement	11,266	9,175
Siyaram Silk Mills	7,386	39,219
SJVN	185,188	70,296
Techno Electric & Engineering	5,276	17,008
Technocraft Industries India †	2,371	23,282
Triveni Turbine	22,086	63,353
VST Industries	973	38,602
Wonderla Holidays †	13,722	63,480
Yasho Industries	10	194
		19,153,027
Indonesia – 0.88%
ABM Investama	312,200	80,851
Adaro Energy Indonesia	9,630,698	2,483,582
Akasha Wira International †	37,900	17,845
Blue Bird	479,300	42,548
Bukit Asam	2,032,100	553,426
Bumitama Agri	133,900	53,038
Indo Tambangraya Megah	41,400	111,851
Indo-Rama Synthetics	40,800	18,372
MD Pictures †	1,411,300	267,848

	Number of shares	Value (US $)
Common Stocks∆ (continued)
Indonesia (continued)
Media Nusantara Citra	3,028,300	$164,518
MNC Energy Investments †	2,180,600	19,332
Panin Financial	10,077,600	324,283
Perusahaan Gas Negara	5,979,800	684,873
Samudera Indonesia	8,496	1,250
Sawit Sumbermas Sarana	1,152,600	97,805
Timah	373,374	32,636
United Tractors	516,200	1,108,356
		6,062,414
Iraq – 0.00%
Gulf Keystone Petroleum	9,433	20,841
		20,841
Ireland – 3.16%
CRH	116,382	3,741,899
CRH (London Stock Exchange)	117,588	3,771,834
Kingspan Group	134,655	6,066,824
Ryanair Holdings ADR †	137,637	8,040,754
		21,621,311
Israel – 1.91%
Bank Hapoalim	181,329	1,530,680
Bank Leumi Le-Israel	548,934	4,688,317
Check Point Software Technologies †	35,989	4,031,488
FIBI Holdings	4,934	221,589
ICL Group	293,939	2,355,759
Isracard	1,860	5,099
Israel	731	280,565
		13,113,497
Italy – 0.90%
Azimut Holding	12,755	181,928
Banca IFIS	17,439	192,562
FinecoBank Banca Fineco	452,978	5,594,503
MFE-MediaForEurope Class A	54,041	15,828
Recordati Industria Chimica e Farmaceutica	5,628	205,976
		6,190,797
Japan – 12.50%
A&A Material	1,800	10,610
Achilles	3,900	35,060
ADEKA	5,100	76,146
Advanced Media †	6,500	41,087
AGS	3,000	13,442
Akatsuki	2,700	38,891
Alfresa Holdings	4,700	54,776
Alps Alpine	63,800	461,201
Alps Logistics	3,100	22,128
Amiyaki Tei	1,200	24,166
Anest Iwata	7,200	42,633
Arisawa Manufacturing	11,000	93,260
Asia Pile Holdings	7,200	23,972
Avant Group	2,000	19,988
Benesse Holdings	3,300	49,134
BIPROGY	3,800	82,348
BML	10,600	239,269
Brother Industries	55,000	950,211
Chiba Kogyo Bank	10,300	20,107
COLOPL †	5,200	24,436
Computer Engineering & Consulting	5,700	57,984
Cosel	6,400	36,298
CTI Engineering	2,000	39,185
Cybernet Systems	600	3,754
Dai Nippon Toryo	4,200	20,740
Daihatsu Diesel Manufacturing	6,500	22,181
Dai-ichi Life Holdings	28,700	456,339
Daiken	4,200	52,993
Daito Trust Construction	13,900	1,300,238
Daitron	2,300	31,872
Daiwa House Industry	45,600	927,167
Daiwa Industries	4,700	37,232
Denso	132,600	6,062,893
Digital Arts	1,000	43,299
Doshisha	6,100	60,887
Eizo	13,400	337,186
Elecom	23,800	237,192
Elematec	9,800	84,768
en Japan	11,700	180,513
Enigmo	5,800	19,952
Enplas	5,300	148,631
FANUC	45,300	6,360,769
FCC	2,900	26,498
Financial Products Group	10,500	82,104
Fudo Tetra	3,700	37,717
Fuji Seal International	3,700	39,183
Fujitsu	23,400	2,565,857
Fuso Pharmaceutical Industries	600	8,168
Gakujo	2,600	25,623
Glory	9,000	132,105
H.U. Group Holdings	7,600	138,361
Hamakyorex	1,400	30,337
Heiwa	4,600	71,148
Hisamitsu Pharmaceutical	1,700	39,907
Hosokawa Micron	1,900	32,297
Ichiken	3,100	38,160
Ichikoh Industries	9,200	24,326
Ichiyoshi Securities	10,500	43,107
ID Holdings	3,000	17,951

Schedules of investments

Optimum International Fund

	Number of shares	Value (US $)
Common Stocks∆ (continued)
Japan (continued)
Ines	3,900	$39,330
I-Net	2,300	19,962
Infocom	7,000	92,235
I-PEX	9,200	79,030
ISB	3,100	26,252
Ishihara Sangyo Kaisha	10,800	76,286
Itfor	8,900	46,870
IwaiCosmo Holdings	3,800	31,841
Izumi	2,100	45,266
JAC Recruitment	8,500	130,154
Japan Exchange Group	325,200	4,395,098
Japan Lifeline	5,900	39,429
Japan Post Insurance	73,900	1,035,050
Japan System Techniques	4,000	33,332
JP-Holdings	14,500	27,174
Kanamoto	9,800	139,999
Kandenko	6,700	38,518
Kanematsu Electronics	5,700	157,219
Kenko Mayonnaise	3,000	32,293
Keyence	12,200	4,032,839
Kokuyo	21,500	272,498
Konoike Transport	8,800	86,710
Kuraray	25,700	179,674
Kyokuto Securities	8,400	38,638
Lifedrink	2,400	28,041
Marvelous	9,000	41,457
Maxell	4,400	41,656
Meiko Network Japan	11,000	46,062
Meisei Industrial	4,800	23,298
Meitec	2,700	42,720
Melco Holdings	3,200	68,731
MIMAKI ENGINEERING	9,200	42,476
Miroku Jyoho Service	14,900	148,551
Mitsuba	8,000	21,372
Mitsubishi Electric	117,900	1,066,765
Mitsubishi Research Institute	7,500	231,072
MIXI	19,200	304,778
MonotaRO	375,400	5,760,457
MORESCO	2,700	20,160
Morito	4,900	23,924
MS&AD Insurance Group Holdings	22,000	582,620
Musashino Bank	2,600	30,694
Naigai Trans Line	1,600	22,533
Nidec	99,300	5,558,432
Nihon Kohden	5,400	114,727
Nihon Parkerizing	6,200	39,949
Nintendo	114,000	4,598,111
Nippon Kayaku	4,300	34,429
Nippon Telegraph & Telephone	148,900	4,016,178
Nisshinbo Holdings	61,600	447,223
Nitto Denko	2,300	124,535
Nitto Kohki	2,100	22,649
Nitto Seiko	6,700	23,802
NS Solutions	2,000	48,248
OBIC Business Consultants	600	18,519
Okabe	5,100	22,881
Okamura	2,700	25,756
Okinawa Cellular Telephone	3,800	66,929
Oracle Corp. Japan	1,000	53,005
Osaka Organic Chemical Industry	2,500	35,094
Osaki Electric	19,600	67,676
Otsuka Holdings	5,900	186,823
PC Depot	16,500	30,611
Pilot	1,900	71,835
Pronexus	2,600	17,190
QB Net Holdings	2,500	23,400
Recruit Holdings	23,400	674,052
Riken	3,300	52,100
Sakai Chemical Industry	2,200	28,490
Sangetsu	11,200	123,840
Sankyu	1,500	43,562
Sanshin Electronics	5,700	65,884
Sega Sammy Holdings	25,000	340,489
Seiko Epson	41,600	568,025
Sekisui Kasei	7,100	19,536
Shibusawa Warehouse	1,600	22,378
Shimano	32,700	5,116,408
Shinnihon	4,000	19,521
Shiseido	147,100	5,155,448
SIGMAXYZ Holdings	1,400	10,904
SMC	12,800	5,209,221
SMK	1,300	20,935
SMS	4,400	88,891
Soda Nikka	4,600	18,759
Sodick	12,100	63,486
Soliton Systems KK	16,300	114,651
Sompo Holdings	18,400	736,209
Sony Group	105,600	6,802,168
Space	2,900	17,096
SRA Holdings	3,400	70,054
Star Micronics	10,200	114,794
Step	1,800	22,158
Studio Alice	1,300	19,335
Sumitomo Seika Chemicals	1,100	22,734
Sun-Wa Technos	2,700	23,739
Suzuken	8,800	200,496
T&D Holdings	21,100	200,556
Takaoka Toko	1,800	21,996
Takara Standard	12,700	113,795

	Number of shares	Value (US $)
Common Stocks∆ (continued)
Japan (continued)
Take And Give Needs †	5,400	$60,861
T-Gaia	30,550	346,226
TOA ROAD	600	24,279
Tochigi Bank	15,400	29,257
Toell	2,500	12,869
Tokio Marine Holdings	22,200	394,563
Tokuyama	8,700	104,799
Transcosmos	5,000	129,839
Trend Micro	2,200	118,498
Trusco Nakayama	7,600	104,877
Tsubakimoto Chain	4,600	97,151
TV Asahi Holdings	7,100	68,840
USS	5,800	89,576
V Technology	1,400	24,779
Vector	6,700	50,838
VINX	2,800	28,056
Warabeya Nichiyo Holdings	2,600	39,913
Workman	2,100	66,522
Wowow	2,000	18,378
Yachiyo Industry	5,500	23,576
YAMADA Consulting Group	1,600	13,235
Yamaichi Electronics	4,000	49,330
Yushin Precision Equipment	6,700	32,680
Zenrin	8,800	54,335
ZIGExN	18,200	43,068
		85,636,908
Luxembourg – 0.04%
Eurofins Scientific	4,716	279,962
		279,962
Malaysia – 0.13%
Hap Seng Plantations Holdings	6,900	2,872
Hong Leong Financial Group	60,700	240,795
Kuala Lumpur Kepong	67,300	299,787
Lingkaran Trans Kota Holdings	42,600	45,475
Magni-Tech Industries	35,100	13,207
Sarawak Oil Palms	66,900	31,507
Sime Darby	258,000	118,653
Ta Ann Holdings	130,900	91,181
United Plantations	6,700	20,704
		864,181
Mexico – 0.29%
Alpek	418,701	545,115
Grupo Financiero Inbursa Class O †	198,588	315,244
Ternium ADR	40,244	1,102,283
		1,962,642
Netherlands – 4.89%
Adyen †	3,932	4,903,841
ASML Holding	16,004	6,630,122
Brunel International	4,916	41,023
IMCD	70,488	8,357,169
NN Group	1,809	70,359
OCI	23,864	873,699
Randstad	47,538	2,051,781
TKH Group CVA	1,206	39,069
Topicus.com †	74,810	3,597,119
Van Lanschot Kempen CVA †	1,316	25,333
Wolters Kluwer	70,835	6,897,460
		33,486,975
New Zealand – 0.02%
Channel Infrastructure NZ †	20,418	16,073
Mainfreight	2,193	82,672
NZME	26,652	17,262
		116,007
Norway – 1.13%
Aker Carbon Capture †	2,349,390	3,003,853
Equinor	139,264	4,592,750
Kongsberg Gruppen	3,616	109,737
Western Bulk Chartering	8,266	29,490
		7,735,830
Panama – 0.56%
Copa Holdings Class A †	56,922	3,814,343
		3,814,343
Philippines – 0.02%
Ginebra San Miguel	33,690	58,856
LT Group	368,500	51,803
		110,659
Poland – 0.31%
Asseco Poland	20,055	279,184
Bank Handlowy w Warszawie	3,186	34,825
Bank Millennium †	1,256	836
Grupa Azoty †	26,566	179,687
PGE Polska Grupa Energetyczna †	94,135	118,422
Polski Koncern Naftowy ORLEN	3,207	34,427
Powszechny Zaklad Ubezpieczen	319,276	1,481,322
		2,128,703
Portugal – 0.00%
Sonae	13,626	10,990
		10,990
Republic of Korea – 4.18%
BNK Financial Group	55,107	230,087
Coupang †	256,412	4,274,388
Creas F&C	894	14,049
Crown Confectionery	1,504	8,308

Schedules of investments

Optimum International Fund

	Number of shares	Value (US $)
Common Stocks∆ (continued)
Republic of Korea (continued)
DGB Financial Group	8,243	$39,966
e-Credible	971	11,499
Hana Financial Group	9,782	240,197
Handsome	3,352	59,659
Hyundai Engineering & Construction	11,114	288,247
Hyundai Marine & Fire Insurance	7,199	146,565
JB Financial Group	46,074	223,009
KB Financial Group	34,254	1,034,421
Keyang Electric Machinery	9,000	14,805
KT	144,489	3,632,093
KT ADR	210,130	2,567,789
KT&G	47,316	2,856,940
LG Electronics	3,689	200,185
LX Semicon	4,179	218,820
Sambo Corrugated Board	3,798	24,173
Samsung Card	5,928	124,541
Samsung Electronics	226,477	8,316,066
Sangsangin	14,436	73,854
SeAH Holdings	322	20,790
SGC e Tec E&C	532	14,373
Shinhan Financial Group	170,133	3,952,045
SIMMTECH HOLDINGS	14,030	27,713
		28,614,582
Russia – 0.00%
Magnit PJSC =	32,259	0
MMC Norilsk Nickel PJSC ADR =	100,954	0
		0
Singapore – 0.03%
Geo Energy Resources	121,400	30,593
Riverstone Holdings	143,000	57,250
Samudera Shipping Line	237,400	136,045
		223,888
South Africa – 1.26%
AECI	18,805	89,641
African Rainbow Minerals	1,375	18,575
Anglo American	115,720	3,474,588
Discovery †	784,298	4,527,811
Ninety One	21,208	40,987
Omnia Holdings	7,530	28,002
Sappi †	87,489	210,856
Thungela Resources	13,260	246,659
		8,637,119
Spain – 1.26%
Amadeus IT Group †	126,691	5,873,730
Corp ACCIONA Energias Renovables	13,262	494,996
Industria de Diseno Textil	94,454	1,949,213
Laboratorios Farmaceuticos Rovi	7,439	319,698
		8,637,637
Sweden – 1.98%
Atlas Copco	925,718	7,673,288
Careium †	276	223
Doro †	416	552
Epiroc Class B	466,396	5,881,096
Instalco	115	461
Paradox Interactive	4	64
		13,555,684
Switzerland – 6.68%
Cie Financiere Richemont Class A	74,698	7,051,149
Huber + Suhner	1,129	89,148
Kuehne + Nagel International	40,191	8,184,172
Leonteq	1,259	58,590
Nestle	95,326	10,310,205
Novartis	599	45,666
Roche Holding	30,248	9,846,715
Sonova Holding	16,330	3,593,596
Straumann Holding	25,976	2,375,770
Temenos	36,915	2,488,696
Wizz Air Holdings †	64,997	1,130,611
Zehnder Group	11,237	568,423
		45,742,741
Taiwan – 3.81%
Aaeon Technology	8,000	18,658
Asustek Computer	161,000	1,180,598
C Sun Manufacturing	30,987	44,257
ChipMOS Technologies	1,229,000	1,155,754
Emerging Display Technologies	104,000	65,180
Evergreen Marine Taiwan	345,600	1,575,737
Everlight Electronics	59,000	64,528
Formosan Rubber Group	56,000	35,438
General Interface Solution Holding	91,000	218,201
Greatek Electronics	11,000	17,033
Group Up Industrial	17,000	45,328
Hon Hai Precision Industry	816,000	2,612,928
Lite-On Technology	312,000	625,769
Novatek Microelectronics	260,000	1,779,472
Pou Chen	712,000	636,437
Radiant Opto-Electronics	19,000	60,019
Realtek Semiconductor	149,000	1,257,871
Sea ADR †	34,541	1,936,023
Sercomm	98,000	242,107
Taiwan Semiconductor Manufacturing	931,000	12,340,770
Topkey	17,000	83,361
Unitech Computer	31,000	28,127

	Number of shares	Value (US $)
Common Stocks∆ (continued)
Taiwan (continued)
Yuanta Financial Holding	66,562	$40,820
		26,064,416
Thailand – 1.34%
Advanced Information Technology
NVDR	276,200	41,604
Bangkok Bank NVDR	245,000	882,967
Banpu NVDR	3,413,500	1,106,607
Bumrungrad Hospital NVDR	30,600	183,474
Haad Thip NVDR	28,200	21,807
Indorama Ventures NVDR	486,100	498,767
Kasikornbank NVDR	6,000	22,799
Krung Thai Bank NVDR	1,229,230	542,355
MK Restaurants Group	37,000	56,978
PTT Exploration & Production NVDR	459,100	1,957,701
PTT Global Chemical NVDR	77,600	84,920
PTT NVDR	3,694,800	3,322,627
Sabina NVDR	115,400	75,221
Somboon Advance Technology NVDR	71,300	37,815
Star Petroleum Refining	864,500	242,234
Thai Oil	87,000	117,926
Univanich Palm Oil NVDR	88,500	15,809
		9,211,611
Turkey – 0.04%
Ayen Enerji	6,430	8,584
Dogus Otomotiv Servis ve Ticaret	37,206	194,709
Torunlar Gayrimenkul Yatirim Ortakligi †	53,618	22,844
Yapi ve Kredi Bankasi	191,094	73,066
		299,203
Ukraine – 0.14%
Ferrexpo	709,394	946,977
		946,977
United Arab Emirates – 0.15%
Air Arabia PJSC	446,850	253,010
Dubai Islamic Bank PJSC	244,953	397,397
Emaar Properties PJSC	236,567	371,204
		1,021,611
United Kingdom – 2.18%
AG Barr	8,562	43,463
Bloomsbury Publishing	7,978	32,664
Coca-Cola Europacific Partners	61,362	2,615,248
Experian	211,039	6,177,660
Frasers Group †	15,284	114,555
Gem Diamonds	5,047	1,733
Greggs	19	359
Haleon ADR †	33,219	202,304
Howden Joinery Group	44,362	247,830
Inchcape	4,504	34,104
Indivior †	268,661	851,828
Investec	312,725	1,245,452
Just Eat Takeaway.com †	31,006	483,063
Man Group	188,536	466,830
ME GROUP INTERNATIONAL	10,392	9,863
NatWest Group	164,654	410,108
Ninety One	13,874	28,194
Oxford Nanopore Technologies †	652,024	1,839,182
Polar Capital Holdings	20,918	96,927
		14,901,367
United States – 2.25%
Atlassian Class A †	11,678	2,459,270
Computershare	105,399	1,681,122
GSK	87,080	1,257,671
GSK ADR	98,016	2,884,611
Jasper Infotech =, †, p	225,780	254,696
Jasper Infotech Series G =, †, p	74,730	84,301
JBS	725,900	3,396,464
QIAGEN †	2,927	120,826
Sims	60,615	518,115
Spotify Technology †	31,501	2,718,536
Viemed Healthcare †	6,348	38,189
		15,413,801
Total Common Stocks (cost $929,796,394)		664,977,243

Preferred Stocks – 1.01%∆
Brazil – 0.85%
Cia Paranaense de Energia 9.52% ω	509,000	620,876
Petroleo Brasileiro 35.34% ω	931,600	5,174,068
		5,794,944
Germany – 0.16%
Schaeffler 10.18% ω	39,145	175,572
Villeroy & Boch 5.71% ω	733	9,698
Volkswagen 5.78% ω	7,630	932,325
		1,117,595
Total Preferred Stocks (cost $6,807,209)		6,912,539

Schedules of investments

Optimum International Fund

	Number of shares	Value (US $)
Short-Term Investments – 1.05%
Money Market Mutual Funds – 1.05%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	1,799,217	$1,799,217
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	1,799,217	1,799,217
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	1,799,218	1,799,218
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	1,799,217	1,799,217
Total Short-Term Investments (cost $7,196,869)		7,196,869
Total Value of Securities–99.14% (cost $943,800,472)		$679,086,651
∆	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 4 in “Security type / country and sector allocations.”
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
p	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2022, the aggregate value of restricted securities was $389,763 which represented percentage of 0.05% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
w	Perpetual security with no stated maturity date.

Restricted Securities

Investments	Date of Acquisition	Cost	Value
Jasper Infotech	5/7/14	$999,482	$254,696
Jasper Infotech Series G	10/29/14	396,443	84,301
Total		$1,395,925	$338,997

The following foreign currency exchange contracts were outstanding at September 30, 2022:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	DKK	(1,800,882)	USD	237,286	10/4/22	$–	$(159)
BNYM	EGP	(475,164)	USD	24,236	10/3/22	61	–
BNYM	HKD	(609,597)	USD	77,646	10/3/22	–	(18)
BNYM	NZD	706	USD	(397)	10/3/22	–	(2)
JPMCB	CAD	(203,425)	USD	148,470	10/3/22	1,205	–
SCB	AUD	(653,210)	USD	419,559	10/4/22	1,718	–
SSB	CHF	(437,729)	USD	444,467	10/4/22	683	–
SSB	JPY	(36,203,987)	USD	250,149	10/3/22	–	(68)
Total Foreign Currency Exchange Contracts						$3,667	$(247)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – Bank of New York Mellon

CVA – Certified Dutch Certificate

JPMCB – JPMorgan Chase Bank

NVDR – Non-Voting Depositary Receipt

PJSC – Private Joint Stock Company

Summary of abbreviations: (continued)

SCB – Standard Chartered Bank

SSB – State Street Bank

Summary of currencies:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EGP – Egypt Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

NZD – New Zealand Dollar

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Optimum Large Cap Growth Fund

September 30, 2022 (Unaudited)

	Number of shares	Value (US $)
Common Stocks – 97.30%◆
Communication Services – 8.19%
Alphabet Class A †	282,200	$26,992,430
Alphabet Class C †	309,936	29,800,346
Meta Platforms Class A †	189,230	25,674,726
Netflix †	82,886	19,514,680
Sea ADR †	90,250	5,058,513
Walt Disney †	121,010	11,414,873
		118,455,568
Consumer Discretionary – 17.00%
Advance Auto Parts	66,630	10,416,934
Amazon.com †	1,004,140	113,467,820
Aptiv †	105,833	8,277,199
Chipotle Mexican Grill †	10,858	16,316,968
Lululemon Athletica †	50,000	13,978,000
Magic Leap Class A =	2,058	37,541
NIKE Class B	249,800	20,763,376
Pool	15,627	4,972,668
Sonos †	74,610	1,037,079
Tesla †	153,300	40,662,825
Tractor Supply	53,010	9,853,499
Wingstop	49,100	6,158,122
		245,942,031
Consumer Staples – 3.62%
Constellation Brands Class A	62,793	14,422,296
Costco Wholesale	33,600	15,868,272
Estee Lauder Class A	20,176	4,355,999
Monster Beverage †	203,220	17,672,011
		52,318,578
Energy – 0.82%
EOG Resources	105,511	11,788,744
		11,788,744
Financials – 2.31%
JPMorgan Chase & Co.	21,600	2,257,200
Marsh & McLennan	24,500	3,657,605
MSCI	21,300	8,984,127
S&P Global	60,546	18,487,721
		33,386,653
Healthcare – 16.75%
ABIOMED †	14,200	3,488,372
Alcon	238,820	13,894,548
Dexcom †	194,500	15,665,030
Edwards Lifesciences †	80,600	6,659,978
Genmab †	18,320	5,893,612
IDEXX Laboratories †	17,900	5,831,820
Insulet †	14,100	3,234,540
Intuitive Surgical †	134,937	25,292,591
Maravai LifeSciences Holdings Class A †	164,140	4,190,494
Regeneron Pharmaceuticals †	29,550	20,356,109
Stryker	61,500	12,456,210
Thermo Fisher Scientific	52,430	26,591,972
UnitedHealth Group	140,980	71,200,539
Waters †	22,570	6,083,292
Zoetis	145,000	21,502,050
		242,341,157
Industrials – 7.91%
Acuity Brands	37,400	5,889,378
Advanced Drainage Systems	47,753	5,939,041
Copart †	33,400	3,553,760
Donaldson	42,949	2,104,931
Eaton	113,290	15,108,354
JB Hunt Transport Services	46,700	7,304,814
Nordson	27,238	5,781,810
Raytheon Technologies	198,990	16,289,322
Uber Technologies †	386,345	10,238,143
United Parcel Service Class B	107,280	17,330,011
Westinghouse Air Brake Technologies	60,300	4,905,405
WW Grainger	35,270	17,253,731
Yaskawa Electric	95,700	2,754,065
		114,452,765
Information Technology – 39.12%
Adobe †	35,640	9,808,128
Advanced Micro Devices †	166,845	10,571,299
Adyen 144A #, †	6,061	7,559,050
Analog Devices	62,600	8,722,684
Apple	1,046,036	144,562,175
Applied Materials	140,200	11,486,586
ASML Holding	18,070	7,505,375
ASML Holding (New York Shares)	11,369	4,709,939
Atlassian Class A †	58,830	12,389,010
Block †	63,200	3,475,368
Cognex	32,900	1,363,705
DocuSign †	73,900	3,951,433
Intel	224,900	5,795,673
Keyence	6,300	2,082,531
Mastercard Class A	110,400	31,391,136
Microsoft	426,700	99,378,430
NVIDIA	281,608	34,184,395
Okta †	21,200	1,205,644
Palo Alto Networks †	153,210	25,094,266
Paycom Software †	21,000	6,929,790
PayPal Holdings †	194,553	16,745,177
Salesforce †	148,460	21,354,486
Shopify Class A †	72,230	1,945,876
Splunk †	113,845	8,561,144
Unity Software †	81,400	2,593,404

	Number of shares	Value (US $)
Common Stocks◆ (continued)
Information Technology (continued)
Visa Class A	380,478	$67,591,917
Workday Class A †	68,320	10,399,670
Zscaler †	26,951	4,429,936
		565,788,227
Materials – 0.82%
Ecolab	19,427	2,805,647
Sherwin-Williams	44,500	9,111,375
		11,917,022
Real Estate – 0.76%
Equinix	19,380	11,024,119
		11,024,119
Total Common Stocks (cost $1,258,532,648)		1,407,414,864

Exchange-Traded Fund – 0.25%
iShares Russell 1000 Growth ETF	17,431	3,667,482
Total Exchange-Traded Fund (cost $3,740,478)		3,667,482

Short-Term Investments – 2.51%
Money Market Mutual Funds – 2.51%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	9,060,483	9,060,483
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	9,060,484	9,060,484
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	9,060,485	9,060,485
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	9,060,484	9,060,484
Total Short-Term Investments (cost $36,241,936)		36,241,936
Total Value of Securities–100.06% (cost $1,298,515,062)		$1,447,324,282

◆	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $7,559,050, which represents 0.52% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”

The following foreign currency exchange contracts were outstanding at September 30, 2022:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BAML	JPY	(253,369,725)	USD	1,767,169	12/30/22	$(3,181)
JPMCB	EUR	(5,020,689)	USD	4,932,802	12/30/22	(25,911)
Total Foreign Currency Exchange Contracts						$(29,092)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BAML – Bank of America Merrill Lynch

ETF – Exchange-Traded Fund

JPMCB – JPMorgan Chase Bank

Schedules of investments

Optimum Large Cap Growth Fund

Summary of abbreviations: (continued)

MSCI – Morgan Stanley Capital International

S&P – Standard & Poor’s Financial Services LLC

Summary of currencies:

EUR – European Monetary Unit

JPY – Japanese Yen

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund

September 30, 2022 (Unaudited)

	Number of shares	Value (US $)
Common Stocks – 98.59%
Communication Services – 5.81%
Alphabet Class A †	196,639	$18,808,520
Charter Communications Class A †	26,406	8,010,260
Comcast Class A	911,262	26,727,315
Fox Class A	280,288	8,599,236
Meta Platforms Class A †	94,893	12,875,082
Verizon Communications	300,257	11,400,758
Walt Disney †	121,779	11,487,413
		97,908,584
Consumer Discretionary – 4.43%
Darden Restaurants	79,591	10,053,935
General Motors	243,942	7,828,099
Lowe’s	140,472	26,382,046
Marriott International Class A	64,041	8,974,706
Target	144,216	21,400,212
		74,638,998
Consumer Staples – 4.99%
Archer-Daniels-Midland	36,983	2,975,282
Diageo	293,432	12,351,588
Kimberly-Clark	58,794	6,616,677
Mondelez International Class A	149,876	8,217,701
Nestle	111,712	12,082,471
PepsiCo	136,210	22,237,645
Procter & Gamble	53,488	6,752,860
Reckitt Benckiser Group	63,935	4,237,708
Tyson Foods Class A	128,692	8,484,663
		83,956,595
Energy – 6.99%
ConocoPhillips	370,513	37,918,300
EOG Resources	180,846	20,205,924
Exxon Mobil	313,986	27,414,118
Phillips 66	75,342	6,081,606
Pioneer Natural Resources	61,149	13,240,593
Schlumberger	358,009	12,852,523
		117,713,064
Financials – 22.46%
Allstate	82,359	10,256,166
American Express	142,001	19,157,355
Aon Class A	78,403	21,001,812
Bank of America	701,457	21,184,001
Berkshire Hathaway Class B †	40,256	10,749,157
BlackRock	39,301	21,626,554
Charles Schwab	198,757	14,284,666
Chubb	99,832	18,157,444
Citigroup	210,193	8,758,742
Goldman Sachs Group	24,313	7,124,925
Hartford Financial Services Group	182,799	11,322,570
Intercontinental Exchange	98,937	8,938,958
JPMorgan Chase & Co.	477,871	49,937,519
KKR & Co.	103,825	4,464,475
Marsh & McLennan	129,447	19,325,143
Moody’s	22,398	5,445,178
Morgan Stanley	197,111	15,573,740
Nasdaq	265,803	15,065,714
PNC Financial Services Group	63,334	9,463,366
Progressive	165,681	19,253,789
Prudential Financial	111,169	9,536,077
State Street	164,594	10,008,961
Travelers	122,201	18,721,193
Truist Financial	338,090	14,720,439
Wells Fargo & Co.	352,754	14,187,766
		378,265,710
Healthcare – 19.00%
Abbott Laboratories	118,195	11,436,548
AbbVie	73,673	9,887,653
AmerisourceBergen	86,968	11,769,379
Baxter International	170,872	9,203,166
Boston Scientific †	604,686	23,419,489
Bristol-Myers Squibb	213,653	15,188,592
Cigna	85,491	23,721,188
CVS Health	185,439	17,685,317
Danaher	28,904	7,465,614
Eli Lilly & Co.	45,500	14,712,425
Horizon Therapeutics †	78,665	4,868,577
Johnson & Johnson	289,205	47,244,529
McKesson	38,907	13,223,322
Medtronic	123,072	9,938,064
Merck & Co.	290,146	24,987,374
Pfizer	447,088	19,564,571
Roche Holding	10,709	3,486,130
Thermo Fisher Scientific	70,862	35,940,498
UnitedHealth Group	32,117	16,220,370
		319,962,806
Industrials – 15.38%
Canadian National Railway	46,819	5,055,984
Caterpillar	58,717	9,634,285
CSX	358,659	9,554,676
Eaton	92,247	12,302,060
Emerson Electric	106,760	7,816,967
Equifax	56,891	9,752,824
General Dynamics	55,055	11,681,019
Honeywell International	165,296	27,599,473
Illinois Tool Works	69,424	12,541,446
Johnson Controls International	214,766	10,570,783
Masco	110,041	5,137,814
Northrop Grumman	80,799	38,001,386

Schedules of investments

Optimum Large Cap Value Fund

	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Otis Worldwide	37,642	$2,401,560
Owens Corning	87,374	6,868,470
PACCAR	56,505	4,728,904
Parker-Hannifin	52,317	12,676,932
Quanta Services	112,572	14,340,547
Raytheon Technologies	172,369	14,110,126
Southwest Airlines †	219,754	6,777,213
Stanley Black & Decker	53,673	4,036,746
Textron	167,230	9,742,820
Trane Technologies	58,868	8,524,675
Union Pacific	77,968	15,189,726
		259,046,436
Information Technology – 7.70%
Accenture Class A	61,750	15,888,275
Analog Devices	41,822	5,827,477
Broadcom	19,147	8,501,459
Cisco Systems	193,323	7,732,920
Global Payments	73,917	7,986,732
Intel	110,629	2,850,909
KLA	29,796	9,017,164
Micron Technology	146,381	7,333,688
Microsoft	46,731	10,883,650
Motorola Solutions	58,177	13,029,903
NXP Semiconductors	53,071	7,828,503
ON Semiconductor †	198,944	12,400,180
Texas Instruments	131,175	20,303,267
		129,584,127
Materials – 3.84%
Air Products and Chemicals	41,900	9,751,387
DuPont de Nemours	188,547	9,502,769
Huntsman	282,763	6,939,004
International Flavors & Fragrances	34,589	3,141,719
Martin Marietta Materials	35,734	11,509,564
PPG Industries	102,385	11,332,995
Sherwin-Williams	42,559	8,713,955
Westrock	124,284	3,839,133
		64,730,526
Real Estate – 2.23%
American Tower	41,669	8,946,334
Boston Properties	72,408	5,428,428
Equity LifeStyle Properties	87,994	5,529,543
Prologis	139,431	14,166,190
Public Storage	12,148	3,557,056
		37,627,551
Utilities – 5.76%
American Electric Power	57,981	5,012,457
Dominion Energy	192,119	13,277,344
Duke Energy	341,252	31,743,261
NextEra Energy	194,958	15,286,657
Southern	238,566	16,222,488
Xcel Energy	240,856	15,414,784
		96,956,991
Total Common Stocks (cost $1,350,035,552)		1,660,391,388

Short-Term Investments – 1.45%
Money Market Mutual Funds – 1.45%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	6,098,825	6,098,825
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	6,098,824	6,098,824
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	6,098,824	6,098,824
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	6,098,825	6,098,825
Total Short-Term Investments (cost $24,395,298)		24,395,298
Total Value of Securities–100.04% (cost $1,374,430,850)		$1,684,786,686

†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund

September 30, 2022 (Unaudited)

	Number of shares	Value (US $)
Common Stocks – 96.88%◆
Communication Services – 0.74%
Endeavor Group Holdings Class A †	181,125	$3,669,593
Lions Gate Entertainment Class B †	112,191	779,727
		4,449,320
Consumer Discretionary – 9.59%
Academy Sports & Outdoors	184,751	7,792,797
Burlington Stores †	14,314	1,601,593
Deckers Outdoor †	16,032	5,011,764
Duolingo †	35,445	3,375,427
Five Below †	17,037	2,345,484
Floor & Decor Holdings Class A †	37,963	2,667,280
Fox Factory Holding †	22,182	1,754,153
Hyatt Hotels Class A †	31,222	2,527,733
International Game Technology	214,611	3,390,854
Monro	28,306	1,230,179
Ollie’s Bargain Outlet Holdings †	44,212	2,281,339
On Holding Class A †	155,030	2,488,231
Papa John’s International	29,662	2,076,637
Skyline Champion †	46,756	2,471,990
Sonos †	94,984	1,320,278
Topgolf Callaway Brands †	110,971	2,137,301
Visteon †	43,701	4,634,928
Wingstop	49,737	6,238,015
Xometry Class A †	44,439	2,523,691
		57,869,674
Consumer Staples – 6.02%
BJ’s Wholesale Club Holdings †	108,734	7,916,923
Celsius Holdings †	94,402	8,560,373
elf Beauty †	185,002	6,959,775
Hostess Brands †	279,069	6,485,564
Lamb Weston Holdings	42,535	3,291,358
Performance Food Group †	73,360	3,150,812
		36,364,805
Energy – 3.03%
Callon Petroleum †	51,060	1,787,610
Matador Resources	161,765	7,913,544
Range Resources	273,586	6,910,782
Ranger Oil Class A	53,128	1,670,876
		18,282,812
Financials – 5.39%
BRP Group Class A †	200,833	5,291,950
Essent Group	74,754	2,606,672
Evercore Class A	21,923	1,803,167
Focus Financial Partners Class A †	52,867	1,665,839
Goosehead Insurance Class A †	35,818	1,276,553
Kinsale Capital Group	20,241	5,169,956
Open Lending Class A †	56,231	452,097
Palomar Holdings †	39,129	3,275,880
Ryan Specialty Holdings Class A †	89,948	3,653,688
Stifel Financial	59,774	3,102,868
Triumph Bancorp †	47,477	2,580,375
Virtu Financial Class A	80,915	1,680,605
		32,559,650
Healthcare – 27.40%
Acadia Healthcare †	95,444	7,461,812
AdaptHealth †	185,462	3,482,976
Adaptive Biotechnologies †	75,872	540,209
Alignment Healthcare †	392,467	4,646,809
Allscripts Healthcare Solutions †	165,314	2,517,732
Amicus Therapeutics †	198,531	2,072,664
AMN Healthcare Services †	28,190	2,987,012
Apellis Pharmaceuticals †	24,489	1,672,599
AtriCure †	50,686	1,981,823
Avantor †	175,242	3,434,743
Avid Bioservices †	113,187	2,164,135
Axonics †	118,903	8,375,527
Axsome Therapeutics †	25,807	1,151,508
Azenta	29,510	1,264,799
BioLife Solutions †	72,984	1,660,386
Blueprint Medicines †	27,420	1,806,704
CONMED	31,613	2,534,414
Cytokinetics †	113,776	5,512,447
Evolent Health Class A †	461,593	16,585,037
Haemonetics †	39,909	2,954,463
Halozyme Therapeutics †	64,438	2,547,879
HealthEquity †	50,806	3,412,639
ICON †	24,323	4,470,081
Insmed †	88,223	1,900,323
Ionis Pharmaceuticals †	30,258	1,338,311
Iovance Biotherapeutics †	59,375	568,813
iRhythm Technologies †	16,577	2,076,767
Molina Healthcare †	21,887	7,219,208
Neurocrine Biosciences †	21,252	2,257,175
Novocure †	9,966	757,217
Oak Street Health †	211,026	5,174,358
Omnicell †	38,445	3,345,868
Option Care Health †	284,644	8,957,747
Pacira BioSciences †	36,655	1,949,679
Phreesia †	86,249	2,197,625
Privia Health Group †	222,084	7,564,181
Repligen †	14,901	2,788,126
Sarepta Therapeutics †	18,340	2,027,304
Shockwave Medical †	18,071	5,025,003
Silk Road Medical †	70,992	3,194,640
STAAR Surgical †	64,139	4,525,006
Syneos Health †	65,723	3,098,839

Schedules of investments

Optimum Small-Mid Cap Growth Fund

	Number of shares	Value (US $)
Common Stocks◆ (continued)
Healthcare (continued)
Tandem Diabetes Care †	47,026	$2,250,194
TransMedics Group †	34,469	1,438,736
Ultragenyx Pharmaceutical †	29,361	1,215,839
United Therapeutics †	30,487	6,383,368
US Physical Therapy	23,970	1,822,199
ViewRay †	295,853	1,076,905
		165,391,829
Industrials – 20.41%
A O Smith	19,915	967,471
Advanced Drainage Systems	26,854	3,339,832
AECOM	94,561	6,465,136
ASGN †	47,476	4,290,406
Atkore †	26,910	2,093,867
AZEK †	83,002	1,379,493
Boise Cascade	30,798	1,831,249
Carlisle	9,756	2,735,680
ChargePoint Holdings †	207,458	3,062,080
Chart Industries †	35,824	6,604,154
Clarivate †	119,071	1,118,077
Core & Main Class A †	123,311	2,804,092
Driven Brands Holdings †	153,381	4,291,600
Dycom Industries †	79,535	7,597,979
FTI Consulting †	21,483	3,559,948
GXO Logistics †	39,081	1,370,180
Herc Holdings	21,492	2,232,589
Hubbell	33,291	7,423,893
IAA †	38,232	1,217,689
ICF International	33,191	3,618,483
KAR Auction Services †	102,896	1,149,348
KBR	83,846	3,623,824
Knight-Swift Transportation Holdings	52,595	2,573,473
Kratos Defense & Security Solutions †	149,402	1,517,924
Masonite International †	34,993	2,494,651
Mercury Systems †	48,581	1,972,389
Plug Power †	198,114	4,162,375
Quanta Services	49,789	6,342,621
RBC Bearings †	21,279	4,421,989
Schneider National Class B	97,474	1,978,722
Shoals Technologies Group Class A †	311,257	6,707,588
SPX Technologies †	55,436	3,061,176
Sterling Check †	122,059	2,153,121
Vicor †	34,761	2,055,766
Wabash National	125,797	1,957,401
WillScot Mobile Mini Holdings †	171,021	6,897,277
Zurn Elkay Water Solutions	88,139	2,159,406
		123,232,949

Information Technology – 22.22%
Arista Networks †	16,644	1,878,941
Axcelis Technologies †	36,139	2,188,578
Black Knight †	62,622	4,053,522
Box Class A †	153,609	3,746,524
Braze †	58,424	2,034,908
Calix †	105,479	6,448,986
Ciena †	90,255	3,649,010
CyberArk Software †	21,353	3,201,669
DoubleVerify Holdings †	285,110	7,797,758
EngageSmart †	145,058	3,001,250
Enphase Energy †	27,753	7,700,625
Evo Payments Class A †	103,568	3,448,814
Flywire †	196,666	4,515,451
FormFactor †	52,079	1,304,579
Gitlab Class A †	58,337	2,988,021
HashiCorp Class A †	92,628	2,981,695
Impinj †	24,363	1,949,771
Itron †	37,675	1,586,494
Jamf Holding †	126,732	2,808,381
JFrog †	125,182	2,767,774
LiveRamp Holdings †	88,856	1,613,625
Lumentum Holdings †	46,030	3,156,277
Manhattan Associates †	38,770	5,157,573
Monolithic Power Systems	9,656	3,508,990
Nutanix Class A †	108,955	2,269,533
Onto Innovation †	36,813	2,357,873
PagerDuty †	135,105	3,116,872
PAR Technology †	51,897	1,532,518
Paylocity Holding †	23,641	5,711,193
Procore Technologies †	80,324	3,974,432
PTC †	39,967	4,180,548
Pure Storage Class A †	124,081	3,396,097
Silicon Motion Technology ADR	29,300	1,910,067
Sprout Social Class A †	43,367	2,631,510
SS&C Technologies Holdings	74,618	3,563,010
Synaptics †	18,072	1,789,309
Teradyne	23,084	1,734,763
Verra Mobility †	181,373	2,787,703
WEX †	14,447	1,833,902
Wolfspeed †	63,437	6,556,848
Zuora Class A †	175,929	1,298,356
		134,133,750
Materials – 1.74%
Element Solutions	230,196	3,745,289
Livent †	74,771	2,291,731
Orion Engineered Carbons	155,264	2,072,775
Steel Dynamics	33,755	2,394,917
		10,504,712

	Number of shares	Value (US $)
Common Stocks◆ (continued)
Real Estate – 0.34%
Ryman Hospitality Properties	27,853	$2,049,702
		2,049,702
Total Common Stocks (cost $614,227,108)		584,839,203

Convertible Preferred Stock – 0.02%
Honest Series D =, †, p	15,249	112,819
Total Convertible Preferred Stock (cost $697,718)		112,819

Warrant – 0.00%
DraftKings strike price $25, expiration date 4/23/25 =, †	399	0
Total Warrant (cost $0)		0

Short-Term Investments – 3.13%
Money Market Mutual Funds – 3.13%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	4,730,323	4,730,323
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	4,730,323	4,730,323
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	4,730,324	4,730,324
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	4,730,323	4,730,323
Total Short-Term Investments (cost $18,921,293)		18,921,293
Total Value of Securities–100.03% (cost $633,846,119)		$603,873,315

◆	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
p	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2022, the aggregate value of restricted securities was $112,819, which represented 0.02% of the Fund’s net assets. See Note 8 in “Notes to financial statements” and the following table, for additional details on restricted securities.

Restricted Securities

Investments	Date of Acquisition	Cost	Value
Honest Series D	8/3/15	$697,718	$112,819

Summary of abbreviations:

ADR –  American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Optimum Small-Mid Cap Value Fund

September 30, 2022 (Unaudited)

	Number of shares	Value (US $)
Common Stocks – 98.25%
Communication Services – 6.53%
AMC Networks Class A †	30,800	$625,240
Audacy †	206,300	79,652
Cars.com †	56,200	646,300
Gray Television	65,200	933,664
John Wiley & Sons Class A	195,900	7,358,004
Lumen Technologies	150,400	1,094,912
Nexstar Media Group Class A	106,208	17,720,805
Paramount Global Class B	37,200	708,288
Ziff Davis †	151,695	10,388,074
		39,554,939
Consumer Discretionary – 10.90%
Aaron’s	45,700	444,204
American Axle & Manufacturing Holdings †	114,200	779,986
Bluegreen Vacations Holding	38,900	642,628
BorgWarner	41,200	1,293,680
Brunswick	21,300	1,394,085
Capri Holdings †	15,000	576,600
Dick’s Sporting Goods	47,100	4,928,544
Foot Locker	48,800	1,519,144
Goodyear Tire & Rubber †	70,000	706,300
Guess?	47,500	696,825
H&R Block	40,400	1,718,616
Harley-Davidson	43,800	1,527,744
Haverty Furniture	43,900	1,093,110
Helen of Troy †	28,141	2,713,918
Kohl’s	47,900	1,204,685
Lear	11,700	1,400,373
Leslie’s †	386,248	5,681,708
Lithia Motors	41,041	8,805,347
Macy’s	48,400	758,428
Malibu Boats Class A †	19,500	935,805
MDC Holdings	54,648	1,498,448
Modine Manufacturing †	76,800	993,792
Mohawk Industries †	13,600	1,240,184
Nordstrom	28,400	475,132
ODP †	29,100	1,022,865
Penske Automotive Group	28,619	2,816,968
PulteGroup	53,000	1,987,500
PVH	17,600	788,480
Qurate Retail Series A	97,500	195,975
Sally Beauty Holdings †	65,000	819,000
Shoe Carnival	400	8,576
Sleep Number †	14,600	493,626
Smith & Wesson Brands	67,800	703,086
Sonic Automotive Class A	53,300	2,307,890
Toll Brothers	49,500	2,079,000
Travel + Leisure	12,500	426,500
Victoria’s Secret & Co. †	187,278	5,453,535
Whirlpool	21,600	2,911,896
Winnebago Industries	19,400	1,032,274
		66,076,457
Consumer Staples – 3.80%
Bunge	27,600	2,278,932
Energizer Holdings	32,000	804,480
Ingles Markets Class A	28,500	2,257,485
Ingredion	30,700	2,471,964
J M Smucker	7,300	1,003,093
Molson Coors Beverage Class B	82,900	3,978,371
Nu Skin Enterprises Class A	16,800	560,616
Pilgrim’s Pride †	4,100	94,382
Spectrum Brands Holdings	130,471	5,092,283
Sprouts Farmers Market †	92,100	2,555,775
Universal	13,100	603,124
Weis Markets	18,500	1,317,940
		23,018,445
Energy – 6.47%
APA	51,700	1,767,623
Arch Resources	10,300	1,221,580
CNX Resources †	59,500	924,035
DT Midstream	187,248	9,716,298
HF Sinclair	87,000	4,684,080
Magnolia Oil & Gas Class A	374,742	7,423,639
Marathon Oil	185,700	4,193,106
National Energy Services Reunited †	118,000	700,920
PDC Energy	42,600	2,461,854
SFL	97,100	884,581
Viper Energy Partners	149,842	4,294,472
World Fuel Services	39,900	935,256
		39,207,444
Financials – 19.77%
Affiliated Managers Group	9,500	1,062,575
Ally Financial	91,200	2,538,096
American Financial Group	16,900	2,077,517
Annaly Capital Management	52,450	900,042
Apollo Commercial Real Estate Finance	77,600	644,080
Ares Capital	85,300	1,439,864
Associated Banc-Corp	121,500	2,439,720
Assured Guaranty	25,900	1,254,855
B Riley Financial	15,900	707,868
Banco Latinoamericano de Comercio Exterior Class E	59,900	782,294
BGC Partners Class A	1,467,780	4,608,829
Cathay General Bancorp	47,800	1,838,388
Citizens Financial Group	63,200	2,171,552

	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
CNA Financial	85,600	$3,158,640
CNO Financial Group	144,200	2,591,274
Columbia Banking System	241,066	6,964,397
Customers Bancorp †	58,809	1,733,689
Donnelley Financial Solutions †	27,300	1,009,281
Equitable Holdings	68,200	1,797,070
Essent Group	26,800	934,516
Everest Re Group	6,300	1,653,372
Federal Agricultural Mortgage Class C	10,050	996,357
Fidelity National Financial	51,500	1,864,300
First American Financial	38,200	1,761,020
First BanCorp	89,200	1,220,256
First Busey	74,400	1,635,312
First Horizon	81,600	1,868,640
First Merchants	169,535	6,557,614
FS KKR Capital	57,750	978,863
Hancock Whitney	31,300	1,433,853
Hanmi Financial	56,800	1,345,024
Heritage Insurance Holdings	27,300	61,698
HomeStreet	39,900	1,149,519
Hope Bancorp	122,400	1,547,136
Jefferies Financial Group	61,300	1,808,350
Lazard Class A	37,700	1,199,991
Lincoln National	33,300	1,462,203
MGIC Investment	107,200	1,374,304
New Mountain Finance	95,300	1,098,809
Oaktree Specialty Lending	4,294	25,764
OFG Bancorp	69,200	1,738,996
OneMain Holdings	34,600	1,021,392
Pacific Premier Bancorp	157,506	4,876,386
PacWest Bancorp	444,854	10,053,700
Radian Group	69,500	1,340,655
Redwood Trust	119,100	683,634
Regions Financial	179,100	3,594,537
Reinsurance Group of America	17,800	2,239,418
Rithm Capital	131,300	961,116
Starwood Property Trust	478,600	8,720,092
Synovus Financial	55,900	2,096,809
Umpqua Holdings	44,000	751,960
Universal Insurance Holdings	41,300	406,805
Unum Group	75,700	2,937,160
Victory Capital Holdings Class A	39,300	916,083
Voya Financial	25,200	1,524,600
Zions Bancorp	83,200	4,231,552
		119,791,827
Healthcare – 6.06%
Catalyst Pharmaceuticals †	186,900	2,397,927
DaVita †	22,800	1,887,156
Enovis †	120,809	5,565,671
Exelixis †	84,300	1,321,824
Innoviva †	86,900	1,008,909
Ironwood Pharmaceuticals †	167,200	1,732,192
Jazz Pharmaceuticals †	24,720	3,294,929
Lannett †	44,200	19,890
LivaNova †	62,990	3,198,002
Quest Diagnostics	11,600	1,423,204
Select Medical Holdings	134,200	2,965,820
Syneos Health †	142,109	6,700,439
United Therapeutics †	15,370	3,218,171
Universal Health Services Class B	22,600	1,992,868
		36,727,002
Industrials – 13.73%
ABM Industries	22,900	875,467
ACCO Brands	146,000	715,400
Acuity Brands	13,900	2,188,833
AGCO	42,100	4,048,757
Alaska Air Group †	28,900	1,131,435
Allison Transmission Holdings	55,500	1,873,680
Apogee Enterprises	36,200	1,383,564
ArcBest	27,300	1,985,529
Atkore †	42,100	3,275,801
Atlas Air Worldwide Holdings †	4,970	474,983
BWX Technologies	174,429	8,785,989
CoreCivic †	56,200	496,808
Covenant Logistics Group	59,100	1,696,170
Crane Holdings	20,600	1,803,324
Deluxe	29,800	496,170
Ennis	45,800	921,954
Esab	112,398	3,749,597
GXO Logistics †	151,932	5,326,736
Hawaiian Holdings †	45,300	595,695
Hillenbrand	31,174	1,144,709
Huntington Ingalls Industries	6,200	1,373,300
IAA †	131,934	4,202,098
Kaman	106,232	2,967,060
KAR Auction Services †	538,363	6,013,515
ManpowerGroup	26,300	1,701,347
Moog Class A	24,000	1,688,400
MSC Industrial Direct Class A	18,200	1,325,142
Oshkosh	14,800	1,040,292
Owens Corning	35,500	2,790,655
Primoris Services	66,384	1,078,740
Quanex Building Products	54,980	998,437
REV Group	85,200	939,756
Ryder System	16,800	1,268,232
SkyWest †	39,400	640,644
Snap-on	9,300	1,872,555

Schedules of investments

Optimum Small-Mid Cap Value Fund

	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Textron	16,800	$978,768
Timken	37,000	2,184,480
Triton International	43,700	2,391,701
United Airlines Holdings †	34,400	1,119,032
XPO Logistics †	81,624	3,633,900
		83,178,655
Information Technology – 9.46%
ACI Worldwide †	343,964	7,188,848
Amdocs	22,500	1,787,625
Amkor Technology	102,600	1,749,330
Arrow Electronics †	24,580	2,266,030
BM Technologies †	9,050	60,544
Cirrus Logic †	10,400	715,520
Consensus Cloud Solutions †	61,917	2,928,674
CSG Systems International	18,200	962,416
Diodes †	10,500	681,555
Ebix	33,273	631,189
Euronet Worldwide †	53,314	4,039,069
Jabil	74,000	4,270,540
Kimball Electronics †	74,200	1,272,530
Methode Electronics	37,800	1,404,270
NCR †	37,200	707,172
NetApp	32,700	2,022,495
NETGEAR †	12,082	242,123
Sanmina †	59,300	2,732,544
Seagate Technology Holdings	17,100	910,233
Silicon Motion Technology ADR	40,942	2,669,009
TD SYNNEX	20,400	1,656,276
Teledyne Technologies †	10,855	3,663,237
TTM Technologies †	84,100	1,108,438
Ultra Clean Holdings †	38,400	988,800
Verint Systems †	235,379	7,904,027
Vishay Precision Group †	35,910	1,062,577
Western Union	66,100	892,350
Xerox Holdings	61,300	801,804
		57,319,225
Materials – 11.76%
Ashland	102,400	9,724,928
Axalta Coating Systems †	364,473	7,675,801
Berry Global Group †	48,200	2,242,746
Cabot	27,500	1,756,975
Celanese	14,200	1,282,828
Chemours	49,500	1,220,175
Eastman Chemical	19,400	1,378,370
FMC	67,560	7,141,092
Greif Class A	34,400	2,049,208
Huntsman	70,700	1,734,978
Koppers Holdings	48,050	998,479
Mativ Holdings	32,700	722,016
Mosaic	82,800	4,001,724
O-I Glass †	59,800	774,410
Packaging Corp of America	13,000	1,459,770
Reliance Steel & Aluminum	21,500	3,749,815
Resolute Forest Products †	34,440	688,800
Silgan Holdings	412,393	17,337,002
Steel Dynamics	41,800	2,965,710
Trinseo	22,200	406,704
Tronox Holdings Class A	38,500	471,625
Westrock	48,000	1,482,720
		71,265,876
Real Estate – 8.12%
American Assets Trust	37,200	956,784
Apple Hospitality REIT	114,600	1,611,276
Armada Hoffler Properties	100,700	1,045,266
Brixmor Property Group	80,400	1,484,988
CareTrust REIT	57,900	1,048,569
City Office REIT	137,000	1,365,890
CTO Realty Growth	46,500	871,410
Franklin Street Properties	93,612	246,200
Gaming and Leisure Properties	313,163	13,854,331
Howard Hughes †	50,130	2,776,701
Industrial Logistics Properties Trust	63,789	350,839
Iron Mountain	25,700	1,130,029
Kite Realty Group Trust	63,600	1,095,192
Medical Properties Trust	621,685	7,373,184
National Health Investors	17,900	1,011,887
Newmark Group Class A	465,221	3,749,681
Office Properties Income Trust	45,688	641,916
Omega Healthcare Investors	53,300	1,571,817
Piedmont Office Realty Trust Class A	78,300	826,848
Plymouth Industrial REIT	57,000	958,170
RPT Realty	104,000	786,240
Sabra Health Care REIT	112,200	1,472,064
Service Properties Trust	104,300	541,317
Tanger Factory Outlet Centers	122,610	1,677,305
Uniti Group	107,160	744,762
		49,192,666
Utilities – 1.65%
National Fuel Gas	44,100	2,714,355
NRG Energy	70,400	2,694,208
UGI	45,200	1,461,316
Vistra	148,900	3,126,900
		9,996,779
Total Common Stocks (cost $634,202,880)		595,329,315

	Number of shares	Value (US $)
Short-Term Investments – 1.64%
Money Market Mutual Funds – 1.64%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	2,476,896	$2,476,896
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	2,476,895	2,476,895
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	2,476,895	2,476,895
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	2,476,896	2,476,896
Total Short-Term Investments (cost $9,907,582)		9,907,582
Total Value of Securities–99.89% (cost $644,110,462)		$605,236,897

†	Non-income producing security.

Summary of abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Optimum Fund Trust

September 30, 2022 (Unaudited)

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Assets:
Investments, at value*	$3,090,184,347	$679,086,651	$1,447,324,282	$1,684,786,686	$603,873,315	$605,236,897
Cash	4,589,497	–	43,447	49,811	7,244	6,671
Cash collateral due from brokers	7,108,725	–	–	–	–	–
Foreign currencies, at valueΔ	4,493,752	462,090	–	18,829	–	–
Receivable for securities sold	226,915,465	1,343,683	6,561,176	2,959,067	6,368,379	523,536
Dividends and interest receivable	14,793,988	2,748,243	237,673	2,208,092	107,741	1,096,997
Unrealized appreciation on foreign currency exchange contracts	10,071,604	3,667	–	–	–	–
Receivable for fund shares sold	5,571,117	2,080,765	3,382,996	2,416,253	1,138,397	1,043,365
Variation margin due from CITI on centrally cleared interest rate swap contracts	1,406,604	–	–	–	–	–
Variation margin due from Credit Suisse on centrally cleared interest rate swap contracts	1,072,438	–	–	–	–	–
Unrealized appreciation on over the counter credit default swap contracts	901,630	–	–	–	–	–
Swap payments receivable	428,618	–	–	–	–	–
Prepaid expenses	17,417	29,655	29,230	25,003	32,770	29,336
Foreign tax reclaims receivable	–	2,208,363	49,815	395,345	–	–
Total Assets	3,367,555,202	687,963,117	1,457,628,619	1,692,859,086	611,527,846	607,936,802

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Liabilities:
Options written, at valueΣ	14,710,104	–	–	–	–	–
Due to custodian	–	999,656	–	–	–	–
Payable for securities purchased	898,695,317	–	7,797,541	2,617,180	6,236,518	375,733
Payable for fund shares redeemed	6,460,877	1,019,100	1,994,784	4,421,388	951,310	956,349
Cash collateral due to brokers	3,971,000	–	–	–	–	–
Unrealized depreciation on foreign currency exchange contracts	1,472,510	247	29,092	–	–	–
Variation margin due to brokers on centrally cleared credit default swap contracts	1,372,152	–	–	–	–	–
Investment management fees payable to affiliates	1,211,818	332,579	253,095	1,435,741	514,712	468,236
Other accrued expenses	928,706	627,678	1,003,877	92,422	142,752	187,359
Variation margin due to CITI on futures contracts	736,230	–	–	–	–	–
Swap payments payable	651,304	–	–	–	–	–
Variation margin due to HSBC on future contracts	392,169	–	–	–	–	–
Upfront payments received on over the counter credit default swap contracts	249,625	–	–	–	–	–
Unrealized depreciation on over the counter credit default swap contracts	235,945	–	–	–	–	–
Distribution fees payable to affiliates	120,900	26,780	98,121	107,402	17,212	15,407
Total Liabilities	931,208,657	3,006,040	11,176,510	8,674,133	7,862,504	2,003,084
Total Net Assets	$2,436,346,545	$684,957,077	$1,446,452,109	$1,684,184,953	$603,665,342	$605,933,718

Net Assets Consist of:
Paid-in capital	$2,886,734,359	$969,093,755	$1,223,182,759	$1,257,531,410	$674,908,188	$602,002,063
Total distributable earnings (loss)	(450,387,814)	(284,136,678)	223,269,350	426,653,543	(71,242,846)	3,931,655
Total Net Assets	$2,436,346,545	$684,957,077	$1,446,452,109	$1,684,184,953	$603,665,342	$605,933,718

Statement of assets and liabilities

Optimum Fund Trust

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Net Asset Value

Class A:
Net assets	$17,434,312	$4,141,095	$15,497,887	$17,461,253	$2,858,532	$2,274,645
Shares of beneficial interest outstanding, unlimited authorization, no par	2,153,982	450,366	1,074,281	1,000,555	287,923	194,647
Net asset value per share	$8.09	$9.19	$14.43	$17.45	$9.93	$11.69
Sales charge	4.50%	5.75%	5.75%	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.47	$9.75	$15.31	$18.51	$10.54	$12.40

Class C:
Net assets	$55,068,159	$11,100,172	$40,458,190	$45,453,287	$7,325,640	$6,032,761
Shares of beneficial interest outstanding, unlimited authorization, no par	6,826,574	1,249,495	3,789,629	2,654,175	1,158,939	612,023
Net asset value per share	$8.07	$8.88	$10.68	$17.13	$6.32	$9.86

Institutional Class:
Net assets	$2,363,844,074	$669,715,810	$1,390,496,032	$1,621,270,413	$593,481,170	$597,626,312
Shares of beneficial interest outstanding, unlimited authorization, no par	292,054,913	72,112,502	85,819,629	92,532,905	50,524,524	47,630,957
Net asset value per share	$8.09	$9.29	$16.20	$17.52	$11.75	$12.55

*Investments, at cost	$3,443,080,235	$943,800,472	$1,298,515,062	$1,374,430,850	$633,846,119	$644,110,462
ΔForeign currencies, at cost	4,566,616	459,007	–	19,092	–	–
ΣOptions written, premium received	(2,270,042)	–	–	–	–	–

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Optimum Fund Trust

Six months ended September 30, 2022 (Unaudited)

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Investment Income:
Interest	$40,185,357	$–	$–	$39	$22	$53
Dividends	362,972	21,043,458	5,197,701	22,059,371	1,101,541	9,009,654
Foreign tax withheld	(12,383)	(2,022,602)	(71,932)	(77,863)	(1,024)	(4,563)
	40,535,946	19,020,856	5,125,769	21,981,547	1,100,539	9,005,144

Expenses:
Management fees	6,626,640	2,994,168	5,764,020	6,047,877	3,357,879	3,237,068
Distribution expenses – Class A	24,407	6,389	23,522	25,645	4,081	3,554
Distribution expenses – Class C	322,749	72,843	257,568	282,758	44,081	39,610
Dividend disbursing and transfer agent fees and expenses	2,457,501	750,916	1,520,091	1,742,209	613,796	663,009
Accounting and administration expenses	325,803	118,319	207,880	237,677	101,910	108,766
Reports and statements to shareholders expenses	171,259	76,177	133,418	127,240	71,870	69,804
Trustees’ fees and expenses	159,545	54,141	121,192	114,011	41,197	43,527
Custodian fees	75,089	184,493	36,196	16,139	10,982	11,924
Legal fees	49,033	16,494	35,213	35,910	12,431	13,418
Audit and tax fees	33,851	28,563	15,204	13,674	13,822	14,327
Registration fees	28,384	22,410	22,410	26,916	19,425	22,112
Other	803,026	276,504	431,335	485,622	182,887	187,947
	11,077,287	4,601,417	8,568,049	9,155,678	4,474,361	4,415,066
Less expenses waived	–	(153,804)	(483,692)	(66,542)	(151,151)	(100,268)
Total operating expenses	11,077,287	4,447,613	8,084,357	9,089,136	4,323,210	4,314,798
Net Investment Income (Loss)	29,458,659	14,573,243	(2,958,588)	12,892,411	(3,222,671)	4,690,346

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Optimum Fund Trust

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(67,687,297)	$(31,942,783)	$10,054,658	$71,966,558	$(65,220,182)	$13,626,089
Foreign currencies	(10,228,164)	(250,873)	(41,637)	(17,641)	–	–
Foreign currency exchange contracts	19,649,119	(434,952)	310,763	12,763	–	–
Futures contracts	(20,765,686)	–	–	–	–	–
Options purchased	(849,453)	–	–	–	–	–
Options written	1,319,003	–	–	–	–	–
Swap contracts	(4,501,810)	–	–	–	–	–
Net realized gain (loss)	(83,064,288)	(32,628,608)	10,323,784	71,961,680	(65,220,182)	13,626,089

Net change in unrealized appreciation (depreciation) on:
Investments	(235,241,158)	(215,875,343)	(552,905,019)	(404,748,372)	(74,778,453)	(186,076,719)
Foreign currencies	201,925	(170,185)	(2,206)	(31,130)	–	–
Foreign currency exchange contracts	5,732,361	2,438	(26,923)	–	–	–
Futures contracts	(1,246,508)	–	–	–	–	–
Options purchased	2,906,248	–	–	–	–	–
Options written	(7,504,642)	–	–	–	–	–
Swap contracts	(462,182)	–	–	–	–	–
Net change in unrealized appreciation (depreciation)	(235,613,956)	(216,043,090)	(552,934,148)	(404,779,502)	(74,778,453)	(186,076,719)
Net Realized and Unrealized Gain (Loss)	(318,678,244)	(248,671,698)	(542,610,364)	(332,817,822)	(139,998,635)	(172,450,630)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(289,219,585)	$(234,098,455)	$(545,568,952)	$(319,925,411)	$(143,221,306)	$(167,760,284)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Optimum Fund Trust

	Optimum Fixed Income Fund		Optimum International Fund
	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$29,458,659	$47,689,857	$14,573,243	$16,571,020
Net realized gain (loss)	(83,064,288)	(15,185,917)	(32,628,608)	90,713,286
Net change in unrealized appreciation (depreciation)	(235,613,956)	(176,045,683)	(216,043,090)	(182,286,962)
Net increase (decrease) in net assets resulting from operations	(289,219,585)	(143,541,743)	(234,098,455)	(75,002,656)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	–	(445,644)	–	(935,580)
Class C	–	(903,556)	–	(2,624,537)
Institutional Class	–	(62,740,572)	–	(131,716,221)
	–	(64,089,772)	–	(135,276,338)

Capital Share Transactions:
Proceeds from shares sold:
Class A	501,513	2,096,123	117,484	291,952
Class C	951,191	4,702,930	216,601	513,464
Institutional Class	202,578,992	536,712,198	66,281,121	183,482,627

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	–	445,467	–	934,059
Class C	–	901,741	–	2,623,663
Institutional Class	–	62,651,359	–	131,589,404
	204,031,696	607,509,818	66,615,206	319,435,169
Cost of shares redeemed:
Class A	(2,174,535)	(3,907,042)	(577,143)	(1,232,452)
Class C	(10,559,490)	(14,255,701)	(2,357,735)	(3,918,149)
Institutional Class	(308,455,735)	(374,235,438)	(72,124,441)	(108,163,697)
	(321,189,760)	(392,398,181)	(75,059,319)	(113,314,298)
Increase (decrease) in net assets derived from capital share transactions	(117,158,064)	215,111,637	(8,444,113)	206,120,871
Net Increase (Decrease) in Net Assets	(406,377,649)	7,480,122	(242,542,568)	(4,158,123)

Net Assets:
Beginning of period	2,842,724,194	2,835,244,072	927,499,645	931,657,768
End of period	$2,436,346,545	$2,842,724,194	$684,957,077	$927,499,645
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Optimum Fund Trust

	Optimum Large Cap Growth Fund		Optimum Large Cap Value Fund
	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(2,958,588)	$(12,484,104)	$12,892,411	$19,434,127
Net realized gain (loss)	10,323,784	144,862,997	71,961,680	76,570,435
Net change in unrealized appreciation (depreciation)	(552,934,148)	(77,452,169)	(404,779,502)	143,971,671
Net increase (decrease) in net assets resulting from operations	(545,568,952)	54,926,724	(319,925,411)	239,976,233

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	–	(4,030,585)	–	(1,692,706)
Class C	–	(14,214,509)	–	(4,345,895)
Institutional Class	–	(268,587,340)	–	(140,961,810)
	–	(286,832,434)	–	(147,000,411)

Capital Share Transactions:
Proceeds from shares sold:
Class A	255,063	1,407,951	174,499	1,277,268
Class C	529,265	814,700	291,602	931,257
Institutional Class	152,336,493	327,269,912	126,334,829	309,558,547

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	–	4,028,511	–	1,691,946
Class C	–	14,196,121	–	4,339,611
Institutional Class	–	268,007,460	–	140,692,925
	153,120,821	615,724,655	126,800,930	458,491,554
Cost of shares redeemed:
Class A	(2,341,567)	(6,494,547)	(2,688,200)	(4,535,773)
Class C	(8,032,552)	(17,531,920)	(9,911,000)	(14,131,077)
Institutional Class	(138,136,162)	(304,236,214)	(186,487,847)	(274,794,124)
	(148,510,281)	(328,262,681)	(199,087,047)	(293,460,974)
Increase (decrease) in net assets derived from capital share transactions	4,610,540	287,461,974	(72,286,117)	165,030,580
Net Increase (Decrease) in Net Assets	(540,958,412)	55,556,264	(392,211,528)	258,006,402

Net Assets:
Beginning of period	1,987,410,521	1,931,854,257	2,076,396,481	1,818,390,079
End of period	$1,446,452,109	$1,987,410,521	$1,684,184,953	$2,076,396,481

See accompanying notes, which are an integral part of the financial statements.

	Optimum Small-Mid Cap Growth Fund		Optimum Small-Mid Cap Value Fund
	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(3,222,671)	$(7,456,623)	$4,690,346	$(207,768)
Net realized gain (loss)	(65,220,182)	107,582,819	13,626,089	43,412,983
Net change in unrealized appreciation (depreciation)	(74,778,453)	(143,726,772)	(186,076,719)	5,101,235
Net increase (decrease) in net assets resulting from operations	(143,221,306)	(43,600,576)	(167,760,284)	48,306,450

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	–	(1,302,134)	–	(222,223)
Class C	–	(4,763,873)	–	(669,877)
Institutional Class	–	(199,510,449)	–	(47,505,314)
	–	(205,576,456)	–	(48,397,414)

Capital Share Transactions:
Proceeds from shares sold:
Class A	46,163	260,330	15,500	221,806
Class C	130,431	188,430	61,448	132,722
Institutional Class	58,767,542	141,732,994	53,823,062	135,324,597

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	–	1,300,064	–	221,983
Class C	–	4,762,017	–	669,620
Institutional Class	–	198,911,276	–	47,459,076
	58,944,136	347,155,111	53,900,010	184,029,804
Cost of shares redeemed:
Class A	(334,335)	(1,198,026)	(405,617)	(891,600)
Class C	(1,325,468)	(3,440,330)	(1,497,092)	(2,796,339)
Institutional Class	(56,970,900)	(103,282,138)	(70,543,286)	(104,727,298)
	(58,630,703)	(107,920,494)	(72,445,995)	(108,415,237)
Increase (decrease) in net assets derived from capital share transactions	313,433	239,234,617	(18,545,985)	75,614,567
Net Increase (Decrease) in Net Assets	(142,907,873)	(9,942,415)	(186,306,269)	75,523,603

Net Assets:
Beginning of period	746,573,215	756,515,630	792,239,987	716,716,384
End of period	$603,665,342	$746,573,215	$605,933,718	$792,239,987

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Optimum Fixed Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]	Year ended
	(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.04	$9.70	$9.67	$9.46	$9.35	$9.39

Income (loss) from investment operations:
Net investment income[2]	0.09	0.14	0.15	0.21	0.23	0.22
Net realized and unrealized gain (loss)	(1.04)	(0.61)	0.37	0.29	0.08	(0.05)
Total from investment operations	(0.95)	(0.47)	0.52	0.50	0.31	0.17

Less dividends and distributions from:
Net investment income	–	(0.15)	(0.15)	(0.23)	(0.20)	(0.21)
Net realized gain	–	(0.04)	(0.34)	(0.06)	–	–
Total dividends and distributions	–	(0.19)	(0.49)	(0.29)	(0.20)	(0.21)

Net asset value, end of period	$8.09	$9.04	$9.70	$9.67	$9.46	$9.35

Total return[3]	(10.61% )	(4.99% )	5.21%	5.24% [4]	3.37%	1.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,435	$21,244	$24,142	$24,827	$26,613	$30,150
Ratio of expenses to average net assets[5]	1.06%	1.05%	1.06%	1.07%	1.08%	1.10%
Ratio of net investment income to average net assets	2.00%	1.40%	1.52%	2.11%	2.43%	2.29%
Portfolio turnover	96%	219% [6]	217% [6]	361% [6]	453%	403%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.04% lower.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

See accompanying notes, which are an integral part of the financial statements.

Optimum Fixed Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]	Year ended
	(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.05	$9.69	$9.67	$9.45	$9.34	$9.38

Income (loss) from investment operations:
Net investment income[2]	0.05	0.06	0.08	0.13	0.16	0.15
Net realized and unrealized gain (loss)	(1.03)	(0.59)	0.35	0.30	0.07	(0.05)
Total from investment operations	(0.98)	(0.53)	0.43	0.43	0.23	0.10

Less dividends and distributions from:
Net investment income	–	(0.07)	(0.07)	(0.15)	(0.12)	(0.14)
Net realized gain	–	(0.04)	(0.34)	(0.06)	–	–
Total dividends and distributions	–	(0.11)	(0.41)	(0.21)	(0.12)	(0.14)

Net asset value, end of period	$8.07	$9.05	$9.69	$9.67	$9.45	$9.34

Total return[3]	(10.93% )	(5.55% )	4.30%	4.55% [4]	2.52%	1.06%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$55,068	$71,985	$85,821	$85,853	$92,295	$105,194
Ratio of expenses to average net assets[5]	1.81%	1.80%	1.81%	1.82%	1.83%	1.85%
Ratio of net investment income to average net assets	1.25%	0.65%	0.77%	1.36%	1.68%	1.54%
Portfolio turnover	96%	219% [6]	217% [6]	361% [6]	453%	403%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.04% lower.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Optimum Fixed Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]	Year ended
	(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.03	$9.68	$9.66	$9.45	$9.34	$9.39

Income (loss) from investment operations:
Net investment income[2]	0.10	0.16	0.18	0.23	0.25	0.24
Net realized and unrealized gain (loss)	(1.04)	(0.59)	0.36	0.29	0.08	(0.05)
Total from investment operations	(0.94)	(0.43)	0.54	0.52	0.33	0.19

Less dividends and distributions from:
Net investment income	–	(0.18)	(0.18)	(0.25)	(0.22)	(0.24)
Net realized gain	–	(0.04)	(0.34)	(0.06)	–	–
Total dividends and distributions	–	(0.22)	(0.52)	(0.31)	(0.22)	(0.24)

Net asset value, end of period	$8.09	$9.03	$9.68	$9.66	$9.45	$9.34

Total return[3]	(10.51% )	(4.65% )	5.37%	5.52% [4]	3.65%	1.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,363,844	$2,749,495	$2,725,281	$2,378,904	$2,249,912	$1,882,394
Ratio of expenses to average net assets[5]	0.81%	0.80%	0.81%	0.82%	0.83%	0.85%
Ratio of net investment income to average net assets	2.25%	1.65%	1.77%	2.36%	2.68%	2.54%
Portfolio turnover	96%	219% [6]	217% [6]	361% [6]	453%	403%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.04% lower.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]	Year ended
	(Unaudited)	3/31/22		3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$12.33	$15.40		$9.93	$12.59	$14.42	$12.27

Income (loss) from investment operations:
Net investment income[2]	0.18	0.22		0.16	0.20	0.17	0.12
Net realized and unrealized gain (loss)	(3.32)	(1.20)		5.59	(2.61)	(1.00)	2.29
Total from investment operations	(3.14)	(0.98)		5.75	(2.41)	(0.83)	2.41

Less dividends and distributions from:
Net investment income	–	(0.27)		(0.12)	(0.21)	(0.18)	(0.11)
Net realized gain	–	(1.82)		(0.16)	(0.04)	(0.82)	(0.15)
Total dividends and distributions	–	(2.09)		(0.28)	(0.25)	(1.00)	(0.26)

Net asset value, end of period	$9.19	$12.33		$15.40	$9.93	$12.59	$14.42

Total return[3]	(25.47% )	(7.55%	)[4]	58.20% [4]	(19.62)[4]	(5.33% )	19.74% [4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,141	$6,071		$7,494	$5,121	$7,275	$8,704
Ratio of expenses to average net assets[5]	1.32%	1.34%		1.34%	1.37%	1.37%	1.36%
Ratio of expenses to average net assets prior to fees waived[5]	1.36%	1.36%		1.35%	1.39%	1.37%	1.36%
Ratio of net investment income to average net assets	3.37%	1.46%		1.21%	1.62%	1.30%	0.90%
Ratio of net investment income to average net assets prior to fees waived	3.33%	1.44%		1.20%	1.60%	1.30%	0.90%
Portfolio turnover	28%	106%		71%	51%	63%	52%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Optimum International Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]	Year ended
	(Unaudited)	3/31/22		3/31/21	3/31/20		3/31/19	3/31/18
Net asset value, beginning of period	$11.96	$14.98		$9.68	$12.27		$14.06	$11.98

Income (loss) from investment operations:
Net investment income[2]	0.14	0.10		0.06	0.11		0.07	0.02
Net realized and unrealized gain (loss)	(3.22)	(1.15)		5.43	(2.54)		(0.98)	2.23
Total from investment operations	(3.08)	(1.05)		5.49	(2.43)		(0.91)	2.25

Less dividends and distributions from:
Net investment income	–	(0.15)		(0.03)	(0.12)		(0.06)	(0.02)
Net realized gain	–	(1.82)		(0.16)	(0.04)		(0.82)	(0.15)
Total dividends and distributions	–	(1.97)		(0.19)	(0.16)		(0.88)	(0.17)

Net asset value, end of period	$8.88	$11.96		$14.98	$9.68		$12.27	$14.06

Total return[3]	(25.75% )	(8.21%	)[4]	56.92% [4]	(20.16%	)[4]	(6.07% )	18.82% [4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,100	$17,442		$22,367	$15,138		$21,763	$28,046
Ratio of expenses to average net assets[5]	2.07%	2.09%		2.09%	2.12%		2.12%	2.11%
Ratio of expenses to average net assets prior to fees waived[5]	2.11%	2.11%		2.10%	2.14%		2.12%	2.11%
Ratio of net investment income to average net assets	2.61%	0.71%		0.46%	0.87%		0.55%	0.15%
Ratio of net investment income to average net assets prior to fees waived	2.57%	0.69%		0.45%	0.85%		0.55%	0.15%
Portfolio turnover	28%	106%		71%	51%		63%	52%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]	Year ended
	(Unaudited)	3/31/22		3/31/21	3/31/20		3/31/19	3/31/18
Net asset value, beginning of period	$12.44	$15.52		$10.00	$12.68		$14.52	$12.35

Income (loss) from investment operations:
Net investment income[2]	0.20	0.26		0.19	0.24		0.21	0.16
Net realized and unrealized gain (loss)	(3.35)	(1.21)		5.64	(2.63)		(1.02)	2.31
Total from investment operations	(3.15)	(0.95)		5.83	(2.39)		(0.81)	2.47

Less dividends and distributions from:
Net investment income	–	(0.31)		(0.15)	(0.25)		(0.21)	(0.15)
Net realized gain	–	(1.82)		(0.16)	(0.04)		(0.82)	(0.15)
Total dividends and distributions	–	(2.13)		(0.31)	(0.29)		(1.03)	(0.30)

Net asset value, end of period	$9.29	$12.44		$15.52	$10.00		$12.68	$14.52

Total return[3]	(25.32% )	(7.31%	)[4]	58.64% [4]	(19.44%	)[4]	(5.09% )	20.05% [4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$669,716	$903,987		$901,797	$406,933		$524,925	$629,934
Ratio of expenses to average net assets[5]	1.07%	1.09%		1.09%	1.12%		1.12%	1.11%
Ratio of expenses to average net assets prior to fees waived[5]	1.11%	1.11%		1.10%	1.14%		1.12%	1.11%
Ratio of net investment income to average net assets	3.61%	1.71%		1.46%	1.87%		1.55%	1.15%
Ratio of net investment income to average net assets prior to fees waived	3.57%	1.69%		1.45%	1.85%		1.55%	1.15%
Portfolio turnover	28%	106%		71%	51%		63%	52%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Optimum Large Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]		Year ended
	(Unaudited)		3/31/22		3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$19.88		$22.49		$15.51	$16.70	$17.22	$16.84

Income (loss) from investment operations:
Net investment loss[2]	(0.05)		(0.19)		(0.14)	(0.07)	(0.03)	(0.06)
Net realized and unrealized gain (loss)	(5.40)		1.26		9.03	(0.53)	1.82	3.70
Total from investment operations	(5.45)		1.07		8.89	(0.60)	1.79	3.64

Less dividends and distributions from:
Net realized gain	–		(3.68)		(1.91)	(0.59)	(2.31)	(3.26)
Total dividends and distributions	–		(3.68)		(1.91)	(0.59)	(2.31)	(3.26)

Net asset value, end of period	$14.43		$19.88		$22.49	$15.51	$16.70	$17.22

Total return[3]	(27.41%	)[4]	2.49%	[4]	57.75%	(4.03% )	11.60%	22.17%	[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,498		$23,861		$27,906	$22,363	$29,605	$32,254
Ratio of expenses to average net assets[5]	1.19%		1.22%		1.23%	1.24%	1.25%	1.26%
Ratio of expenses to average net assets prior to fees waived[5]	1.25%		5.62%		1.23%	1.24%	1.25%	1.26%
Ratio of net investment loss to average net assets	(0.57%	)	(0.80%	)	(0.65% )	(0.38% )	(0.19% )	(0.31%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.63%	)	(5.20%	)	(0.65% )	(0.38% )	(0.19% )	(0.31%	)
Portfolio turnover	36%		25%		27%	29%	25%	77%	[6]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	As a result of ClearBridge Investments, LLC replacing Fred Alger Management Inc. as one of the sub-advisors to Optimum Large Cap Growth Fund during the Fund’s fiscal year ending March 31, 2018, the Fund’s portfolio turnover rate increased during the year ended March 31, 2018.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]		Year ended
	(Unaudited)		3/31/22		3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$14.77		$17.63		$12.52	$13.68	$14.62	$14.81

Income (loss) from investment operations:
Net investment loss[2]	(0.08)		(0.28)		(0.24)	(0.16)	(0.14)	(0.17)
Net realized and unrealized gain (loss)	(4.01)		1.10		7.26	(0.41)	1.51	3.24
Total from investment operations	(4.09)		0.82		7.02	(0.57)	1.37	3.07

Less dividends and distributions from:
Net realized gain	–		(3.68)		(1.91)	(0.59)	(2.31)	(3.26)
Total dividends and distributions	–		(3.68)		(1.91)	(0.59)	(2.31)	(3.26)

Net asset value, end of period	$10.68		$14.77		$17.63	$12.52	$13.68	$14.62

Total return[3]	(27.69%	)[4]	1.72%	[4]	56.56%	(4.71% )	10.74%	21.30%	[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$40,458		$65,193		$79,209	$63,237	$83,010	$97,658
Ratio of expenses to average net assets[5]	1.94%		1.97%		1.98%	1.99%	2.00%	2.01%
Ratio of expenses to average net assets prior to fees waived[5]	2.00%		7.87%		1.98%	1.99%	2.00%	2.01%
Ratio of net investment loss to average net assets	(1.33%	)	(1.55%	)	(1.40% )	(1.13% )	(0.94% )	(1.06%	)
Ratio of net investment loss to average net assets prior to fees waived	(1.39%	)	(7.45%	)	(1.40% )	(1.13% )	(0.94% )	(1.06%	)
Portfolio turnover	36%		25%		27%	29%	25%	77%	[6]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	As a result of ClearBridge Investments, LLC replacing Fred Alger Management Inc. as one of the sub-advisors to Optimum Large Cap Growth Fund during the Fund’s fiscal year ending March 31, 2018, the Fund’s portfolio turnover rate increased during the year ended March 31, 2018.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Optimum Large Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]		Year ended
	(Unaudited)		3/31/22		3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$22.30		$24.79		$16.93	$18.13	$18.46	$17.81

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.03)		(0.14)		(0.09)	(0.02)	0.01	(0.01)
Net realized and unrealized gain (loss)	(6.07)		1.33		9.86	(0.59)	1.97	3.92
Total from investment operations	(6.10)		1.19		9.77	(0.61)	1.98	3.91

Less dividends and distributions from:
Net realized gain	–		(3.68)		(1.91)	(0.59)	(2.31)	(3.26)
Total dividends and distributions	–		(3.68)		(1.91)	(0.59)	(2.31)	(3.26)

Net asset value, end of period	$16.20		$22.30		$24.79	$16.93	$18.13	$18.46

Total return[3]	(27.35%	)[4]	2.75%	[4]	58.11%	(3.77% )	11.86%	22.50%	[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,390,496		$1,898,357		$1,824,739	$1,392,797	$1,563,552	$1,610,343
Ratio of expenses to average net assets[5]	0.94%		0.97%		0.98%	0.99%	1.00%	1.01%
Ratio of expenses to average net assets prior to fees waived[5]	1.00%		4.87%		0.98%	0.99%	1.00%	1.01%
Ratio of net investment income (loss) to average net assets	(0.32%	)	(0.55%	)	(0.40% )	(0.13% )	0.06%	(0.06%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.38%	)	(4.45%	)	(0.40% )	(0.13% )	0.06%	(0.06%	)
Portfolio turnover	36%		25%		27%	29%	25%	77%	[6]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	As a result of ClearBridge Investments, LLC replacing Fred Alger Management Inc. as one of the sub-advisors to Optimum Large Cap Growth Fund during the Fund’s fiscal year ending March 31, 2018, the Fund’s portfolio turnover rate increased during the year ended March 31, 2018.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]		Year ended
	(Unaudited)		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$20.72		$19.72	$13.22	$15.83	$15.89	$15.42

Income (loss) from investment operations:
Net investment income[2]	0.11		0.16	0.17	0.20	0.19	0.17
Net realized and unrealized gain (loss)	(3.38)		2.37	6.52	(2.37)	0.38	1.19
Total from investment operations	(3.27)		2.53	6.69	(2.17)	0.57	1.36

Less dividends and distributions from:
Net investment income	–		(0.23)	(0.10)	(0.20)	(0.18)	(0.16)
Net realized gain	–		(1.30)	(0.09)	(0.24)	(0.45)	(0.73)
Total dividends and distributions	–		(1.53)	(0.19)	(0.44)	(0.63)	(0.89)

Net asset value, end of period	$17.45		$20.72	$19.72	$13.22	$15.83	$15.89

Total return[3]	(15.78%	)[4]	12.91%	50.73%	(14.37% )	3.79%	8.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,461		$23,414	$23,730	$17,123	$23,742	$26,448
Ratio of expenses to average net assets[5]	1.17%		1.18%	1.19%	1.20%	1.20%	1.21%
Ratio of expenses to average net assets prior to fees waived[5]	1.18%		1.18%	1.19%	1.20%	1.20%	1.21%
Ratio of net investment income to average net assets	1.14%		0.76%	1.04%	1.19%	1.23%	1.05%
Ratio of net investment income to average net assets prior to fees waived	1.13%		0.76%	1.04%	1.19%	1.23%	1.05%
Portfolio turnover	8%		9%	20%	23%	22%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Optimum Large Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]		Year ended
	(Unaudited)		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$20.41		$19.44	$13.06	$15.65	$15.69	$15.25

Income (loss) from investment operations:
Net investment income[2]	0.04		–	0.05	0.07	0.07	0.05
Net realized and unrealized gain (loss)	(3.32)		2.34	6.42	(2.35)	0.38	1.17
Total from investment operations	(3.28)		2.34	6.47	(2.28)	0.45	1.22

Less dividends and distributions from:
Net investment income	–		(0.07)	–	(0.07)	(0.04)	(0.05)
Net realized gain	–		(1.30)	(0.09)	(0.24)	(0.45)	(0.73)
Total dividends and distributions	–		(1.37)	(0.09)	(0.31)	(0.49)	(0.78)

Net asset value, end of period	$17.13		$20.41	$19.44	$13.06	$15.65	$15.69

Total return[3]	(16.07%	)[4]	12.07%	49.61%	(15.04% )	3.05%	7.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$45,453		$64,602	$69,778	$50,036	$69,415	$82,610
Ratio of expenses to average net assets[5]	1.92%		1.93%	1.94%	1.95%	1.95%	1.96%
Ratio of expenses to average net assets prior to fees waived[5]	1.93%		1.93%	1.94%	1.95%	1.95%	1.96%
Ratio of net investment income to average net assets	0.38%		0.01%	0.29%	0.44%	0.48%	0.30%
Ratio of net investment income to average net assets prior to fees waived	0.37%		0.01%	0.29%	0.44%	0.48%	0.30%
Portfolio turnover	8%		9%	20%	23%	22%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]		Year ended
	(Unaudited)		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$20.78		$19.77	$13.25	$15.87	$15.93	$15.46

Income (loss) from investment operations:
Net investment income[2]	0.13		0.21	0.21	0.24	0.23	0.21
Net realized and unrealized gain (loss)	(3.39)		2.39	6.54	(2.38)	0.38	1.19
Total from investment operations	(3.26)		2.60	6.75	(2.14)	0.61	1.40

Less dividends and distributions from:
Net investment income	–		(0.29)	(0.14)	(0.24)	(0.22)	(0.20)
Net realized gain	–		(1.30)	(0.09)	(0.24)	(0.45)	(0.73)
Total dividends and distributions	–		(1.59)	(0.23)	(0.48)	(0.67)	(0.93)

Net asset value, end of period	$17.52		$20.78	$19.77	$13.25	$15.87	$15.93

Total return[3]	(15.69%	)[4]	13.22%	51.11%	(14.19% )	4.08%	8.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,621,271		$1,988,380	$1,724,882	$1,217,465	$1,474,723	$1,372,505
Ratio of expenses to average net assets[5]	0.92%		0.93%	0.94%	0.95%	0.95%	0.96%
Ratio of expenses to average net assets prior to fees waived[5]	0.93%		0.93%	0.94%	0.95%	0.95%	0.96%
Ratio of net investment income to average net assets	1.39%		1.01%	1.29%	1.44%	1.48%	1.30%
Ratio of net investment income to average net assets prior to fees waived	1.38%		1.01%	1.29%	1.44%	1.48%	1.30%
Portfolio turnover	8%		9%	20%	23%	22%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Optimum Small-Mid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]		Year ended
	(Unaudited)		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$12.29		$18.05	$10.17	$13.43	$15.51	$13.31

Income (loss) from investment operations:
Net investment loss[2]	(0.07)		(0.20)	(0.18)	(0.15)	(0.17)	(0.16)
Net realized and unrealized gain (loss)	(2.29)		(0.15)	10.98	(1.77)	1.20	3.03
Total from investment operations	(2.36)		(0.35)	10.80	(1.92)	1.03	2.87

Less dividends and distributions from:
Net realized gain	–		(5.41)	(2.92)	(1.34)	(3.11)	(0.67)
Total dividends and distributions	–		(5.41)	(2.92)	(1.34)	(3.11)	(0.67)

Net asset value, end of period	$9.93		$12.29	$18.05	$10.17	$13.43	$15.51

Total return[3]	(19.20%	)	(5.76% )	109.54%	(16.32% )	8.69%	21.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,858		$3,864	$5,016	$3,241	$4,788	$5,414
Ratio of expenses to average net assets[4]	1.54%		1.56%	1.56%	1.54%	1.54%	1.55%
Ratio of expenses to average net assets prior to fees waived[4]	1.59%		1.57%	1.58%	1.63%	1.65%	1.63%
Ratio of net investment loss to average net assets	(1.21%	)	(1.19% )	(1.18% )	(1.11% )	(1.11% )	(1.07% )
Ratio of net investment loss to average net assets prior to fees waived	(1.26%	)	(1.20% )	(1.20% )	(1.20% )	(1.22% )	(1.15% )
Portfolio turnover	58%		98%	111%	93%	82%	89%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]		Year ended
	(Unaudited)		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$7.85		$13.43	$8.02	$10.94	$13.32	$11.59

Income (loss) from investment operations:
Net investment loss[2]	(0.07)		(0.23)	(0.23)	(0.20)	(0.24)	(0.23)
Net realized and unrealized gain (loss)	(1.46)		0.06	8.56	(1.38)	0.97	2.63
Total from investment operations	(1.53)		(0.17)	8.33	(1.58)	0.73	2.40

Less dividends and distributions from:
Net realized gain	–		(5.41)	(2.92)	(1.34)	(3.11)	(0.67)
Total dividends and distributions	–		(5.41)	(2.92)	(1.34)	(3.11)	(0.67)

Net asset value, end of period	$6.32		$7.85	$13.43	$8.02	$10.94	$13.32

Total return[3]	(19.49%	)	(6.51% )	108.02%	(16.95% )	7.81%	21.06%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,326		$10,474	$14,372	$9,353	$13,510	$15,925
Ratio of expenses to average net assets[4]	2.29%		2.31%	2.31%	2.29%	2.29%	2.30%
Ratio of expenses to average net assets prior to fees waived[4]	2.34%		2.32%	2.33%	2.38%	2.40%	2.38%
Ratio of net investment loss to average net assets	(1.96%	)	(1.94% )	(1.93% )	(1.86% )	(1.86% )	(1.82% )
Ratio of net investment loss to average net assets prior to fees waived	(2.01%	)	(1.95% )	(1.95% )	(1.95% )	(1.97% )	(1.90% )
Portfolio turnover	58%		98%	111%	93%	82%	89%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Optimum Small-Mid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]		Year ended
	(Unaudited)		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$14.52		$20.37	$11.25	$14.69	$16.63	$14.19

Income (loss) from investment operations:
Net investment loss[2]	(0.06)		(0.18)	(0.16)	(0.12)	(0.14)	(0.13)
Net realized and unrealized gain (loss)	(2.71)		(0.26)	12.20	(1.98)	1.31	3.24
Total from investment operations	(2.77)		(0.44)	12.04	(2.10)	1.17	3.11

Less dividends and distributions from:
Net realized gain	–		(5.41)	(2.92)	(1.34)	(3.11)	(0.67)
Total dividends and distributions	–		(5.41)	(2.92)	(1.34)	(3.11)	(0.67)

Net asset value, end of period	$11.75		$14.52	$20.37	$11.25	$14.69	$16.63

Total return[3]	(19.08%	)	(5.54% )	110.06%	(16.14% )	8.97%	22.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$593,481		$732,235	$737,128	$406,140	$494,476	$494,894
Ratio of expenses to average net assets[4]	1.29%		1.31%	1.31%	1.29%	1.29%	1.30%
Ratio of expenses to average net assets prior to fees waived[4]	1.34%		1.32%	1.33%	1.38%	1.40%	1.38%
Ratio of net investment loss to average net assets	(0.96%	)	(0.94% )	(0.93% )	(0.86% )	(0.86% )	(0.82% )
Ratio of net investment loss to average net assets prior to fees waived	(1.01%	)	(0.95% )	(0.95% )	(0.95% )	(0.97% )	(0.90% )
Portfolio turnover	58%		98%	111%	93%	82%	89%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]	Year ended
	(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$14.90	$14.93	$8.36	$12.14	$13.66	$13.77

Income (loss) from investment operations:
Net investment income (loss)[2]	0.07	(0.04)	0.19	0.10	0.11	0.06
Net realized and unrealized gain (loss)	(3.28)	1.01	6.92	(3.50)	(0.69)	0.59
Total from investment operations	(3.21)	0.97	7.11	(3.40)	(0.58)	0.65

Less dividends and distributions from:
Net investment income	–	(0.12)	(0.09)	(0.11)	(0.06)	(0.07)
Net realized gain	–	(0.88)	(0.45)	(0.27)	(0.88)	(0.69)
Total dividends and distributions	–	(1.00)	(0.54)	(0.38)	(0.94)	(0.76)

Net asset value, end of period	$11.69	$14.90	$14.93	$8.36	$12.14	$13.66

Total return[3]	(21.54% )	6.45%	86.21%	(29.10% )	(3.83% )	4.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,275	$3,328	$3,765	$1,970	$3,266	$3,856
Ratio of expenses to average net assets[4]	1.44%	1.46%	1.49%	1.47%	1.46%	1.48%
Ratio of expenses to average net assets prior to fees waived[4]	1.47%	1.46%	1.50%	1.52%	1.54%	1.54%
Ratio of net investment income (loss) to average net assets	1.07%	(0.26% )	1.65%	0.79%	0.87%	0.40%
Ratio of net investment income (loss) to average net assets prior to fees waived	1.04%	(0.26% )	1.64%	0.74%	0.79%	0.34%
Portfolio turnover	23%	17%	85% [5]	33%	32%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	As a result of Cardinal Capital Management LLC replacing Westwood Management Corp. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s fiscal year ending March 31, 2021, the Fund’s portfolio turnover rate increased during the year ended March 31, 2021.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Optimum Small-Mid Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]	Year ended
	(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$12.62	$12.78	$7.22	$10.54	$12.01	$12.21

Income (loss) from investment operations:
Net investment income (loss)[2]	0.02	(0.13)	0.09	– [3]	0.01	(0.04)
Net realized and unrealized gain (loss)	(2.78)	0.87	5.94	(3.02)	(0.60)	0.53
Total from investment operations	(2.76)	0.74	6.03	(3.02)	(0.59)	0.49

Less dividends and distributions from:
Net investment income	–	(0.02)	(0.02)	(0.03)	–	–
Net realized gain	–	(0.88)	(0.45)	(0.27)	(0.88)	(0.69)
Total dividends and distributions	–	(0.90)	(0.47)	(0.30)	(0.88)	(0.69)

Net asset value, end of period	$9.86	$12.62	$12.78	$7.22	$10.54	$12.01

Total return[4]	(21.87% )	5.70%	84.75%	(29.65% )	(4.50% )	3.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,033	$9,318	$11,354	$6,042	$9,508	$12,030
Ratio of expenses to average net assets[5]	2.19%	2.21%	2.24%	2.22%	2.21%	2.23%
Ratio of expenses to average net assets prior to fees waived[5]	2.22%	2.21%	2.25%	2.27%	2.29%	2.29%
Ratio of net investment income (loss) to average net assets	0.32%	(1.01% )	0.90%	0.04%	0.12%	(0.35% )
Ratio of net investment income (loss) to average net assets prior to fees waived	0.29%	(1.01% )	0.89%	(0.01% )	0.04%	(0.41% )
Portfolio turnover	23%	17%	85% [6]	33%	32%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	As a result of Cardinal Capital Management LLC replacing Westwood Management Corp. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s fiscal year ending March 31, 2021, the Fund’s portfolio turnover rate increased during the year ended March 31, 2021.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]	Year ended
	(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$15.98	$15.94	$8.90	$12.90	$14.45	$14.52

Income (loss) from investment operations:
Net investment income[2]	0.10	–	0.23	0.14	0.16	0.10
Net realized and unrealized gain (loss)	(3.53)	1.08	7.37	(3.73)	(0.73)	0.63
Total from investment operations	(3.43)	1.08	7.60	(3.59)	(0.57)	0.73

Less dividends and distributions from:
Net investment income	–	(0.16)	(0.11)	(0.14)	(0.10)	(0.11)
Net realized gain	–	(0.88)	(0.45)	(0.27)	(0.88)	(0.69)
Total dividends and distributions	–	(1.04)	(0.56)	(0.41)	(0.98)	(0.80)

Net asset value, end of period	$12.55	$15.98	$15.94	$8.90	$12.90	$14.45

Total return[3]	(21.47% )	6.74%	86.63%	(28.92% )	(3.55% )	4.87%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$597,626	$779,594	$701,597	$366,656	$506,814	$442,808
Ratio of expenses to average net assets[4]	1.19%	1.21%	1.24%	1.22%	1.21%	1.23%
Ratio of expenses to average net assets prior to fees waived[4]	1.22%	1.21%	1.25%	1.27%	1.29%	1.29%
Ratio of net investment income (loss) to average net assets	1.33%	(0.01% )	1.90%	1.04%	1.12%	0.65%
Ratio of net investment income (loss) to average net assets prior to fees waived	1.30%	(0.01% )	1.89%	0.99%	1.04%	0.59%
Portfolio turnover	23%	17%	85% [5]	33%	32%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	As a result of Cardinal Capital Management LLC replacing Westwood Management Corp. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s fiscal year ending March 31, 2021, the Fund’s portfolio turnover rate increased during the year ended March 31, 2021.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Optimum Fund Trust

September 30, 2022 (Unaudited)

Optimum Fund Trust (Trust) is organized as a Delaware statutory trust and offers six series: Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund, (each, a Fund, or together, the Funds). The Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Optimum Fixed Income Fund and 5.75% for Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, interest rate swap contracts, CDS and interest rate swap options contracts (swaptions) are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by each Fund’s valuation designee, Delaware Management Company (DMC). Subject to the oversight of each Fund’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities with that are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended September 30, 2022, and for all open tax years (years ended March 31, 2019–March 31, 2022), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of each Fund. If applicable, each Fund recognize interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended September 30, 2022, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on September 30, 2022, and matured by October 4, 2022.

Reverse Repurchase Agreements — Optimum Fixed Income Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain in a segregated account, cash, cash equivalents, or US government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers (but no collateral is required on reverse repurchase agreements with banks). The Fund will subject its investments in reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. During the six months ended September 30, 2022, the Fund did not enter into any reverse repurchase agreements.

Short Sales — Optimum Large Cap Value Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration, or for such other purposes consistent with the Fund’s investment objective and strategies. Typically, short sales are transactions in which the Fund sells a security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out. There were no short sales for the six months ended September 30, 2022.

Mortgage Dollar Rolls — Optimum Fixed Income Fund entered into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgo principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. The Fund is subject to leverage risk on certain transactions, such as the loans of portfolio securities, and the use of when issued or delayed delivery transactions or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. The use of such transactions entails a heightened risk of loss.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Funds’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current

(continues)	109

Notes to financial statements

Optimum Fund Trust

1. Significant Accounting Policies (continued)

period. The Funds generally bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/ or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Funds can realize on an investment and/or may result in lower distributions paid to shareholders. Each Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Segregation and Collateralizations — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Funds may deliver collateral in connection with certain investments (e.g., futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged/received to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Funds invest are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. Distributions received from investments in master limited partnerships are recorded as return of capital on investments on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually. The Funds may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

DMC, a series of Macquarie Investment Management Business Trust, furnishes investment management services to each Fund and has full discretion and responsibility, subject to the overall supervision of the Board, to select and contract with one or more investment sub-advisors to manage the investment operations and composition of each Fund, and to render investment advice for each Fund, including the purchase, retention, and dispositions of investments, securities, and cash contained in each Fund. The investment management agreement obligates DMC to implement decisions with respect to the allocation or reallocation of each Fund’s assets among one or more current or additional sub-advisors, and to monitor the sub-advisors’ compliance with the relevant Fund’s investment objective, policies and restrictions. DMC pays the sub-advisors out of its fees, which are calculated daily and paid monthly.

In accordance with the terms of its respective investment management agreement, DMC is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of each Fund, which is calculated daily and paid monthly:

Fund	Management Fee (annual rate as a percentage of average daily net assets)
Optimum Fixed Income Fund	0.6000% of net assets up to $500 million
0.5500% of net assets from $500 million to $1 billion
0.5000% of net assets from $1 billion to $1.5 billion
0.4500% of net assets from $1.5 billion to $2 billion
0.4250% of net assets from $2 billion to $2.5 billion
0.4000% of net assets from $2.5 billion to $5 billion
0.3750% of net assets over $5 billion

Optimum International Fund	0.7500% of net assets up to $500 million
0.7150% of net assets from $500 million to $1 billion
0.7000% of net assets from $1 billion to $1.5 billion
0.6750% of net assets from $1.5 billion to $2 billion
0.6500% of net assets from $2 billion to $2.5 billion
0.6000% of net assets over $2.5 billion

Optimum Large Cap Growth Fund	0.7500% of net assets up to $500 million
0.7000% of net assets from $500 million to $1 billion
0.6500% of net assets from $1 billion to $1.5 billion
0.6250% of net assets from $1.5 billion to $2 billion
0.6000% of net assets from $2 billion to $2.5 billion
0.5750% of net assets from $2.5 billion to $5 billion
0.5500% of net assets over $5 billion

Optimum Large Cap Value Fund	0.7000% of net assets up to $500 million
0.6500% of net assets from $500 million to $1 billion
0.6000% of net assets from $1 billion to $1.5 billion
0.5750% of net assets from $1.5 billion to $2 billion
0.5500% of net assets from $2 billion to $2.5 billion
0.5250% of net assets from 2.5 billion to $5 billion
0.5000% of net assets over $5 billion

Optimum Small-Mid Cap Growth Fund	1.1000% of net assets up to $250 million
1.0000% of net assets from $250 million to $500 million
0.9000% of net assets from $500 million to $750 million
0.8000% of net assets from $750 million to $1 billion
0.7500% of net assets from $1 billion to $1.5 billion
0.7000% of net assets over $1.5 billion

(continues)	111

Notes to financial statements

Optimum Fund Trust

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Fund	Management Fee (annual rate as a percentage of average daily net assets)
Optimum Small-Mid Cap Value Fund	1.0000% of net assets up to $250 million
0.9000% of net assets from $250 million to $500 million
0.8000% of net assets from $500 million to $750 million
0.7500% of net assets from $750 million to $1 billion
0.7000% of net assets from $1 billion to $1.5 billion
0.6500% of net assets over $1.5 billion

DMC has entered into sub-advisory agreements for the Trust as follows: Optimum Fixed Income Fund – Pacific Investment Management Company, LLC (PIMCO); Optimum International Fund – Acadian Asset Management LLC (Acadian), and Baillie Gifford Overseas Limited (Baillie Gifford); Optimum Large Cap Growth Fund – ClearBridge Investments LLC (ClearBridge) and effective July 22, 2022, American Century Investment Management, Inc. (American Century); Optimum Large Cap Value Fund – Massachusetts Financial Services Company (MFS) and Rothschild & Co (Rothschild); Optimum Small-Mid Cap Growth Fund – Principal Dynamic Investors (Principal; formerly known as, Columbus Circle Investors) and Peregrine Capital Management, LLC (PCM); Optimum Small-Mid Cap Value Fund – LSV Asset Management (LSV) and Cardinal Capital Management LLC (Cardinal). Prior to July 22, 2022, T. Rowe Price Associates, Inc. was also a sub-advisor for Optimum Large Cap Growth Fund.

For the six months ended September 30, 2022, DMC paid the following sub-advisory fees:

Sub- advisory fees
Optimum Fixed Income Fund	$1,534,594
Optimum International Fund	1,614,056
Optimum Large Cap Growth Fund	2,448,958
Optimum Large Cap Value Fund	2,758,346
Optimum Small-Mid Cap Growth Fund	1,589,038
Optimum Small-Mid Cap Value Fund	1,575,633

DMC has contractually agreed to waive all or a portion, of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentage of each Fund’s average daily net assets. These expense waivers and reimbursements may be terminated only by agreement of DMC and each Fund. These waivers and reimbursements are accrued daily and received monthly.

Fund	Operating expense limitation as a percentage of average daily net assets (per annum) for the period July 29, 2021 – July 28, 2022	Operating expense limitation as a percentage of average daily net assets (per annum) for the period July 29, 2022 – July 29, 2023
Optimum Fixed Income Fund	0.83%	0.83%
Optimum International Fund	1.09%	1.04%
Optimum Large Cap Growth Fund	0.96%	0.89%
Optimum Large Cap Value Fund	0.92%	0.92%
Optimum Small-Mid Cap Growth Fund	1.29%	1.29%
Optimum Small-Mid Cap Value Fund	1.20%	1.18%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Trust. These services include overseeing the Funds’ pricing process, the calculation and payment of Fund expenses, and financial reporting in shareholder reports, registration statements and other regulatory filings. DIFSC also manages the process for the payment of dividends and distribution and dissemination of Funds’ NAV and performance data. For these services the Funds pay DIFSC an asset-based fee, plus certain out-of-pocket expenses and transactional charges. DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Trust at the following annual rates: 0.0075% of the first $3.5 billion; 0.0070% of the next $2 billion; 0.0060% of the next $2 billion; and 0.0050% of aggregate average daily net assets in excess of $7.5 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Trust on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting fees.” For the six months ended September 30, 2022, each Fund paid for these services as follows:

Fund	Fees
Optimum Fixed Income Fund	$178,218
Optimum International Fund	59,092
Optimum Large Cap Growth Fund	67,528
Optimum Large Cap Value Fund	75,456
Optimum Small-Mid Cap Growth Fund	28,015
Optimum Small-Mid Cap Value Fund	30,361

DIFSC provides the Trust with administrative services including: preparation, filing and maintaining governing documents; preparation of materials and reports for the Board; and preparation and filing of registration statements and other regulatory filings. For these administrative services, the Trust pays DIFSC the following fee as a percentage of the Trust’s average daily net assets (plus out-of-pocket expenses): 0.0525% of assets up to $7.5 billion; 0.0475% of assets from $7.5 billion to $10 billion; 0.0425% of assets from $10 billion to $12 billion; 0.0375% of assets from $12 billion to $14 billion and 0.0325% of assets over $14 billion.

DIFSC is also the shareholder servicing, dividend disbursing, and transfer agent for each Fund. For these services, the Trust pays DIFSC a fee at an annual rate of 0.18% of the Trust’s total average daily net assets, subject to a minimum fee of $2,000 per class per fund each month, plus out-of-pocket expenses. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Delaware Distributors, L.P. (DDLP), an affiliate of DMC, serves as the national distributor of each Fund’s shares pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement and Rule 12b-1 plan, each Fund pays DDLP annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fees.

For the six months ended September 30, 2022, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Optimum Fixed Income Fund	$800
Optimum International Fund	241
Optimum Large Cap Growth Fund	716
Optimum Large Cap Value Fund	667
Optimum Small-Mid Cap Growth Fund	88
Optimum Small-Mid Cap Value Fund	94

For the six months ended September 30, 2022, DDLP received gross CDSC commissions on redemptions of each Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class C
Optimum Fixed Income Fund	$791
Optimum International Fund	420
Optimum Large Cap Growth Fund	858
Optimum Large Cap Value Fund	966
Optimum Small-Mid Cap Growth Fund	152
Optimum Small-Mid Cap Value Fund	109

(continues)	113

Notes to financial statements

Optimum Fund Trust

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DMC, DIFSC, and DDLP are indirect, wholly owned subsidiaries of Macquarie Management Holdings, Inc. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

3. Investments

For the six months ended September 30, 2022, each Fund made purchases and sales of investments securities other than short-term investments as follows:

Fund	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Optimum Fixed Income Fund	$174,580,307	$2,189,193,051	$314,855,076	$2,128,809,450
Optimum International Fund	229,180,033	–	221,847,242	–
Optimum Large Cap Growth Fund	596,753,697	–	575,839,082	–
Optimum Large Cap Value Fund	155,605,087	–	202,932,050	–
Optimum Small-Mid Cap Growth Fund	369,368,283	–	383,784,571	–
Optimum Small-Mid Cap Value Fund	225,381,008	–	338,154,990	–

At September 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:

Fund	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Optimum Fixed Income Fund	$3,443,761,330	$19,431,125	$(395,596,920)	$(376,165,795)
Optimum International Fund	943,800,472	24,217,420	(288,927,821)	(264,710,401)
Optimum Large Cap Growth Fund	1,298,515,062	308,636,910	(159,856,782)	148,780,128
Optimum Large Cap Value Fund	1,374,430,850	403,847,151	(93,491,315)	310,355,836
Optimum Small-Mid Cap Growth Fund	633,846,119	46,635,313	(76,608,117)	(29,972,804)
Optimum Small-Mid Cap Value Fund	644,110,462	71,354,236	(110,227,801)	(38,873,565)

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3	–	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of September 30, 2022:

	Optimum Fixed Income Fund
	Level 1	Level 2	Level 3		Total
Securities
Assets:
Agency Asset-Backed Securities	$–	$548,107	$–		$548,107
Agency Collateralized Mortgage Obligations	–	64,741,919	–		64,741,919
Agency Commercial Mortgage-Backed Securities	–	1,436,250	–		1,436,250
Agency Mortgage-Backed Securities	–	541,296,395	–		541,296,395
Agency Obligation	–	12,600,669	–		12,600,669
Collateralized Debt Obligations	–	153,991,333	–		153,991,333
Common Stocks	433,801	–	–	[1]	433,801
Convertible Bonds	–	4,028,979	–		4,028,979
Corporate Bonds	–	869,013,651	–		869,013,651
Loan Agreements	–	68,637,558	–		68,637,558
Municipal Bonds	–	19,277,729	–		19,277,729
Non-Agency Asset-Backed Securities	–	53,021,925	–		53,021,925
Non-Agency Collateralized Mortgage Obligations	–	39,198,908	–		39,198,908
Non-Agency Commercial Mortgage-Backed Securities	–	115,153,048	–		115,153,048
Preferred Stock	–	281,680	–		281,680
Sovereign Bonds	–	141,080,990	–		141,080,990
Supranational Banks	–	143,793	–		143,793

(continues)	115

Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

	Optimum Fixed Income Fund
	Level 1	Level 2	Level 3	Total
US Treasury Obligations	$–	$309,285,026	$–	$309,285,026
Options Purchased	–	4,671,574	–	4,671,574
Short-Term Investments[2]	60,187,012	633,900,000	–	694,087,012
Total Value of Securities Before Options Written	$60,620,813	$3,032,309,534	$–	$3,092,930,347
Liabilities:
Options Written	$–	$(14,710,104)	$–	$(14,710,104)

Derivatives[3]
Assets:
Centrally Cleared Credit Default Swaps	$–	$7,086	$–	$7,086
Centrally Cleared Interest Rate Swaps	–	(2,036,488)	–	(2,036,488)
Foreign Currency Exchange Contracts	–	10,071,604	–	10,071,604
Futures Contracts	3,508,170	–	–	3,508,170
OTC Credit Default Swaps	–	901,630	–	901,630
Liabilities:
Centrally Cleared Credit Default Swaps	$–	$(1,019,668)	$–	$(1,019,668)
Centrally Cleared Interest Rate Swaps	–	(4,962,268)	–	(4,962,268)
Futures Contracts	(15,591,456)	–	–	(15,591,456)
OTC Credit Default Swaps	–	(235,945)	–	(235,945)
Foreign Currency Exchange Contracts	–	(1,472,510)	–	(1,472,510)

1 The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investment in this table.

2 Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Short-Term Investments	8.67%	91.33%	–	100.00%

3Foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Optimum International Fund
	Level 1	Level 2	Level 3		Total
Securities
Assets:
Common Stocks
Australia	$253,365	$37,363,599	$–		$37,616,964
Austria	–	4,580,914	–		4,580,914
Belgium	8,695	–	–		8,695
Brazil	19,407,145	–	–		19,407,145
Canada	22,113,045	–	–		22,113,045
China/Hong Kong	3,789,695	71,778,905	–		75,568,600
Czech Republic	152,662	–	–		152,662
Denmark	–	33,961,489	–		33,961,489
Egypt	–	5,026	–		5,026
Finland	89,820	4,817,181	–		4,907,001
France	25,779	35,007,638	–		35,033,417
Germany	2,362,165	51,391,167	–		53,753,332
Greece	–	509,908	–		509,908
Hong Kong	–	23,468	–		23,468
Hungary	–	1,755,853	–		1,755,853
India	87,864	19,065,163	–		19,153,027
Indonesia	612,713	5,449,701	–		6,062,414
Iraq	–	20,841	–		20,841
Ireland	8,040,754	13,580,557	–		21,621,311
Israel	4,031,488	9,082,009	–		13,113,497
Italy	–	6,190,797	–		6,190,797
Japan	28,041	85,608,867	–		85,636,908
Luxembourg	–	279,962	–		279,962
Malaysia	139,528	724,653	–		864,181
Mexico	1,962,642	–	–		1,962,642
Netherlands	3,597,119	29,889,856	–		33,486,975
New Zealand	–	116,007	–		116,007
Norway	–	7,735,830	–		7,735,830
Panama	3,814,343	–	–		3,814,343
Philippines	–	110,659	–		110,659
Poland	–	2,128,703	–		2,128,703
Portugal	–	10,990	–		10,990
Republic of Korea	6,842,177	21,772,405	–		28,614,582
Russia	–	–	–	[1]	–
Singapore	57,250	166,638	–		223,888
South Africa	395,862	8,241,257	–		8,637,119
Spain	–	8,637,637	–		8,637,637
Sweden	552	13,555,132	–		13,555,684
Switzerland	–	45,742,741	–		45,742,741
Taiwan	1,936,023	24,128,393	–		26,064,416
Thailand	–	9,211,611	–		9,211,611
Turkey	73,066	226,137	–		299,203
Ukraine	–	946,977	–		946,977
United Arab Emirates	–	1,021,611	–		1,021,611

(continues)	117

Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

	Optimum International Fund
	Level 1	Level 2	Level 3	Total
United Kingdom	$2,954,269	$11,947,098	$–	$14,901,367
United States	11,617,896	3,456,908	338,997	15,413,801
Preferred Stocks[2]	5,804,642	1,107,897	–	6,912,539
Short-Term Investments	7,196,869	–	–	7,196,869
Total Value of Securities	$107,395,469	$571,352,185	$338,997	$679,086,651

Derivatives[3]
Assets:
Foreign Currency Exchange Contracts	$–	$3,667	$–	$3,667
Liabilities:
Foreign Currency Exchange Contracts	$–	$(247)	$–	$(247)

[1]The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investment in this table.

[2]Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Preferred Stock	83.97%	16.03%	–	100.00%

3Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Optimum Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stocks
Communication Services	$118,455,568	$–	$–	$118,455,568
Consumer Discretionary	245,904,490	–	37,541	245,942,031
Consumer Staples	52,318,578	–	–	52,318,578
Energy	11,788,744	–	–	11,788,744
Financials	33,386,653	–	–	33,386,653
Healthcare	236,447,545	5,893,612	–	242,341,157
Industrials	111,698,700	2,754,065	–	114,452,765
Information Technology	551,436,707	14,351,520	–	565,788,227
Materials	11,917,022	–	–	11,917,022
Real Estate	11,024,119	–	–	11,024,119
Exchange-Traded Fund	3,667,482	–	–	3,667,482
Short-Term Investments	36,241,936	–	–	36,241,936
Total Value of Securities	$1,424,287,544	$22,999,197	$37,541	$1,447,324,282

	Optimum Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Derivatives
Liabilities:
Foreign Currency Exchange Contracts	$–	$(29,092)	$–	$(29,092)

	Optimum Large Cap Value Fund
	Level 1	Level 2		Total
Securities
Assets:
Common Stocks
Communication Services	$97,908,584	$–		$97,908,584
Consumer Discretionary	74,638,998	–		74,638,998
Consumer Staples	55,284,828	28,671,767		83,956,595
Energy	117,713,064	–		117,713,064
Financials	378,265,710	–		378,265,710
Healthcare	316,476,676	3,486,130		319,962,806
Industrials	259,046,436	–		259,046,436
Information Technology	129,584,127	–		129,584,127
Materials	64,730,526	–		64,730,526
Real Estate	37,627,551	–		37,627,551
Utilities	96,956,991	–		96,956,991
Short-Term Investments	24,395,298	–		24,395,298
Total Value of Securities	$1,652,628,789	$32,157,897		$1,684,786,686

	Optimum Small-Mid Cap Growth Fund
	Level 1	Level 3		Total
Securities
Assets:
Common Stocks
Communication Services	$4,449,320	$–		$4,449,320
Consumer Discretionary	57,869,674	–		57,869,674
Consumer Staples	36,364,805	–		36,364,805
Energy	18,282,812	–		18,282,812
Financials	32,559,650	–		32,559,650
Healthcare	165,391,829	–		165,391,829
Industrials	123,232,949	–		123,232,949
Information Technology	134,133,750	–		134,133,750
Materials	10,504,712	–		10,504,712
Real Estate	2,049,702	–		2,049,702
Convertible Preferred Stock	–	112,819		112,819
Warrant	–	–	[1]	–
Short-Term Investments	18,921,293	–		18,921,293
Total Value of Securities	$603,760,496	$112,819		$603,873,315
1 The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investment in this table.

(continues)	119

Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

Optimum Small- Mid Cap Value Fund
Level 1
Securities
Assets:
Common Stocks	$595,329,315
Short-Term Investments	9,907,582
Total Value of Securities	$605,236,897

During the six months ended September 30, 2022, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to that Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to each Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to each Fund’s net assets at the end of the period. There were no Level 3 investments during the six months ended September 30, 2022 for Optimum Large Cap Value Fund and Optimum Small-Mid Cap Value Fund.

4. Capital Shares

Transactions in capital shares were as follows:

	Optimum Fixed Income Fund		Optimum International Fund		Optimum Large Cap Growth Fund
	Six months ended 9/30/22	Year ended 3/31/22	Six months ended 9/30/22	Year ended 3/31/22	Six months ended 9/30/22	Year ended 3/31/22
Shares sold:
Class A	58,576	215,701	10,620	19,379	15,616	61,385
Class C	111,026	483,347	20,846	36,576	42,668	47,758
Institutional Class	23,607,625	55,439,041	6,077,370	12,374,567	8,223,282	12,849,994

Shares issued upon reinvestment of dividends and distributions:
Class A	–	46,354	–	68,985	–	174,848
Class C	–	93,541	–	199,366	–	827,280
Institutional Class	–	6,532,988	–	9,640,249	–	10,375,821
	23,777,227	62,810,972	6,108,836	22,339,122	8,281,566	24,337,086

Shares redeemed:
Class A	(253,689)	(402,965)	(52,603)	(82,626)	(141,654)	(276,791)
Class C	(1,241,323)	(1,472,911)	(229,945)	(270,224)	(667,847)	(954,129)
Institutional Class	(36,051,779)	(38,892,090)	(6,642,989)	(7,444,551)	(7,537,686)	(11,697,929)
	(37,546,791)	(40,767,966)	(6,925,537)	(7,797,401)	(8,347,187)	(12,928,849)
Net increase (decrease)	(13,769,564)	22,043,006	(816,701)	14,541,721	(65,621)	11,408,237

	Optimum Large Cap Value Fund		Optimum Small-Mid Cap Growth Fund		Optimum Small-Mid Cap Value Fund
	Six months ended 9/30/22	Year ended 3/31/22	Six months ended 9/30/22	Year ended 3/31/22	Six months ended 9/30/22	Year ended 3/31/22
Shares sold:
Class A	9,052	61,311	4,293	16,863	1,099	14,428
Class C	15,397	45,465	18,660	17,759	5,309	10,069
Institutional Class	6,521,317	14,725,442	4,591,567	7,825,151	3,702,171	8,217,523

Shares issued upon reinvestment of dividends and distributions:
Class A	–	82,094	–	92,334	–	14,769
Class C	–	213,249	–	527,940	–	52,519
Institutional Class	–	6,813,217	–	11,960,991	–	2,947,769
	6,545,766	21,940,778	4,614,520	20,441,038	3,708,579	11,257,077

Shares redeemed:
Class A	(138,449)	(216,722)	(30,820)	(72,707)	(29,749)	(58,053)
Class C	(526,280)	(682,864)	(193,461)	(282,130)	(131,773)	(212,324)
Institutional Class	(9,684,403)	(13,083,114)	(4,495,637)	(5,546,157)	(4,854,684)	(6,386,303)
	(10,349,132)	(13,982,700)	(4,719,918)	(5,900,994)	(5,016,206)	(6,656,680)
Net increase (decrease)	(3,803,366)	7,958,078	(105,398)	14,540,044	(1,307,627)	4,600,397

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the previous page and the “Statements of changes in net assets.” For the year ended March 31, 2022, each Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value

Optimum Fixed Income Fund Year ended
3/31/22	–	2,980	1,440	1,539	$28,533

Optimum International Fund Year ended
3/31/22	–	769	746	–	12,194

Optimum Large Cap Growth Fund Year ended
3/31/22	1,765	3,658	2,163	2,189	115,652

Optimum Large Cap Value Fund Year ended
3/31/22	–	1,907	1,492	383	39,838

(continues)	121

Notes to financial statements

Optimum Fund Trust

4. Capital Shares (continued)

	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Optimum Small-Mid Cap Growth Fund Year ended
3/31/22	686	666	494	580	$17,780

Optimum Small-Mid Cap Value Fund Year ended
3/31/22	–	371	316	–	4,966

For the six months ended September 30, 2022, each Fund did not have any exchange transactions.

5. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. During the six months ended September 30, 2022, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund did not use foreign currency exchange contracts.

During the six months ended September 30, 2022, Optimum Fixed Income Fund and Optimum Large Cap Growth Fund each used foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to increase/ decrease exposure to foreign currencies.

During the six months ended September 30, 2022, Optimum International Fund, Optimum Large Cap Growth Fund, and Optimum Large Cap Value Fund each used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Optimum Fixed Income Fund may use futures in the normal course of pursuing its investment objective. Optimum Fixed Income Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Fund posted securities collateral valued at $2,236,845 and $2,598,000 cash collateral as margin for open futures contracts. Securities collateral are presented on the “Schedules of investments.”

During the six months ended September 30, 2022, Optimum Fixed Income Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions, as a cash management tool, and to facilitate investments in portfolio securities.

Options Contracts — Optimum Fixed Income Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage each Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting each Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

During the six months ended September 30, 2022, Optimum Fixed Income Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions, to adjust the Fund’s overall exposure to certain markets, and to receive premiums for writing options.

Swap Contracts — Optimum Fixed Income Fund may enter into currency swap contracts, index swap contracts, inflation swaps, interest rate swap contracts, and CDS contracts in the normal course of pursuing its investment objective. The Fund may invest in interest rate swaps to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may use currency swaps to protect against currency fluctuations. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets. Swap agreements are bilaterally negotiated agreements between a Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by Optimum Fixed Income Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the

(continues)	123

Notes to financial statements

Optimum Fund Trust

5. Derivatives (continued)

amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended September 30, 2022, Optimum Fixed Income Fund used interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended September 30, 2022, Optimum Fixed Income Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

As disclosed in the footnotes to the “Schedules of investments,” at September 30, 2022, the notional value of the protection sold was EUR17,900,000 and USD33,595,000, which reflects the maximum potential amount Optimum Fixed Income Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At September 30, 2022, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Fund and other third parties which the Fund can obtain in the occurrence of a credit event. At September 30, 2022, net unrealized depreciation of the protection sold was $437,562.

CDS contracts may involve greater risks than if Optimum Fixed Income Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, or (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended September 30, 2022, Optimum Fixed Income Fund used CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by Optimum Fixed Income Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, Optimum Fixed Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event Optimum Fixed Income Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

At September 30, 2022, for bilateral derivative contracts, Optimum Fixed Income Fund received $634,557 cash collateral for certain centrally cleared derivatives, which is included in “Cash collateral due from brokers” on the “Statements of assets and liabilities.” The Fund also posted $8,267,943 in securities collateral comprised of US treasury obligations for certain open centrally cleared derivative contracts. At September 30, 2022, for bilateral derivative contracts, the Fund received $7,726,000 in cash collateral, which is included in “Cash collateral due to brokers” on the “Statements of assets and liabilities.” Cash collateral is included on the “Statements of assets and liabilities” and securities collateral is presented on the “Schedules of investments.”

Fair values of derivative instruments as of September 30, 2022 were as follows:

	Optimum Fixed Income Fund Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$10,071,604	$–	$–	$10,071,604
Variation margin due from brokers on futures contracts*	–	3,533,117	–	3,533,117
Variation margin due from brokers on centrally cleared credit default swap contracts*	–	–	7,086	7,086
Variation margin due from brokers on centrally cleared interest rate swap contracts*	–	4,393,412	–	4,393,412
Unrealized appreciation on over the counter credit default swap contracts	–	–	901,630	901,630
Options purchased**	–	4,671,574	–	4,671,574
Total	10,071,604	$12,598,103	$908,716	$23,578,423

	Optimum Fixed Income Fund Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$(1,472,510)	$–	$–	$(1,472,510)
Variation margin due to brokers on futures contracts*	–	(15,516,403)	–	(15,516,403)
Variation margin due to brokers on centrally cleared credit default swap contracts*	–	–	(1,019,668)	(1,019,668)
Variation margin due to brokers on centrally cleared interest rate swap contracts*	–	(11,392,168)	–	(11,392,168)
Unrealized depreciation on over the counter credit default swap contracts	–	–	(235,945)	(235,945)
Options written, at value	–	(5,517)	(14,704,587)	(14,710,104)
Total	$(1,472,510)	$(16,015,332)	$(15,960,200)	$(33,448,042)

*Includes cumulative appreciation (depreciation) of futures contracts, centrally cleared CDS contracts, and centrally cleared swap contracts from the date the contracts were opened through September 30, 2022. Only current day variation margin is reported on Optimum Fixed Income Fund’s “Statements of assets and liabilities.”

**Included with “Investments, at value.”

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Notes to financial statements

Optimum Fund Trust

5. Derivatives (continued)

The effect of derivative instruments on Optimum Fixed Income Fund’s “Statements of operations” for the six months ended September 30, 2022 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$19,649,119	$–	$(849,453)	$–	$(3,387,570)	$15,412,096
Interest rate contracts	–	(20,765,686)	–	379,591	–	(20,386,095)
Equity contracts	–	–	–	560,695	(323,444)	237,251
Credit contracts	–	–	–	378,717	(790,796)	(412,079)
Total	$19,649,119	$(20,765,686)	$(849,453)	$1,319,003	$(4,501,810)	$(5,148,827)

	Net Change in Unrealized Appreciation (Depreciation) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$5,732,361	$–	$(383,110)	$164,301	$–	$5,513,552
Interest rate contracts	–	(1,246,508)	3,289,358	(7,668,943)	126,508	(5,499,585)
Credit contracts	–	–	–	–	(588,690)	(588,690)
Total	$5,732,361	$(1,246,508)	$2,906,248	$(7,504,642)	$(462,182)	$(574,723)

During the six months ended September 30, 2022, Optimum International Fund, Optimum Large Cap Growth Fund, and Optimum Large Cap Value Fund experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statements of assets and liabilities” and/or “Statements of operations.”

The table below summarizes the average balance of derivative holdings by each Fund during the six months ended September 30, 2022:

	Long Derivative Volume
	Optimum Fixed Income Fund		Optimum International Fund		Optimum Large Cap Growth Fund		Optimum Large Cap Value Fund
Foreign currency exchange contracts (average notional value)	USD	50,354,039	USD	635,052	USD	220,342	USD	4,832
Futures contracts (average notional value)		435,999,923		–		–		–
Options contracts (average notional value)*		3,760,843		–		–		–
CDS contracts (average notional value)**	EUR	5,692,063	EUR	–	EUR	–	EUR	–
CDS contracts (average notional value)**	USD	4,803,571	USD	–	USD	–	USD	–
Interest rate swap contracts (average notional value)	BRL	245,223,333	BRL	–	BRL	–	BRL	–
Interest rate swap contracts (average notional value)	CAD	58,261,905	CAD	–	CAD	–	CAD	–
Interest rate swap contracts (average notional value)	EUR	10,971,587	EUR	–	EUR	–	EUR	–
Interest rate swap contracts (average notional value)	GBP	34,071,429	GBP	–	GBP	–	GBP	–
Interest rate swap contracts (average notional value)	MXN	634,963,968	MXN	–	MXN	–	MXN	–
Interest rate swap contracts (average notional value)	USD	$125,025,397	USD	$–	USD	$–	USD	$–

	Short Derivative Volume
	Optimum Fixed Income Fund		Optimum International Fund		Optimum Large Cap Growth Fund		Optimum Large Cap Value Fund
Foreign currency exchange contracts (average notional value)	USD	$241,005,594	USD	$599,601	USD	$3,359,651	USD	$16,883
Futures contracts (average notional value)		95,335,026		–		–		–
Options contracts (average notional value)*		10,849,158		–		–		–
CDS contracts (average notional value)**	EUR	22,433,333	EUR	–	EUR	–	EUR	–
CDS contracts (average notional value)**	USD	72,381,130	USD	–	USD	–	USD	–

*Long represents purchased options and short represents written options.

**Long represents buying protection and short represents selling protection.

Offsetting

Each Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help each Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that

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Notes to financial statements

Optimum Fund Trust

5. Derivatives (continued)

governs certain over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At September 30, 2022, the Funds had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Optimum Fixed Income Fund

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$2,709,965	$(5,978,721)	$(3,268,756)
BNP Paribas	746,213	(665,140)	81,073
Citigroup	76,977	(559,591)	(482,614)
Deutsche Bank	7,168,202	(193,425)	6,974,777
Goldman Sachs	377,482	(4,899,857)	(4,522,375)
JPMorgan Chase Bank	2,835,898	(528,793)	2,307,105
Morgan Stanley Capital	821,491	(1,827,431)	(1,005,940)
TD Bank	267,836	–	267,836
Total	$15,004,064	$(14,652,958)	$351,106

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
Bank of America Merrill Lynch	$(3,268,756)	$–	$–	$3,225,942	$–	$(42,814)
BNP Paribas	81,073	–	–	–	–	81,073
Citigroup	(482,614)	–	–	407,296	–	(75,318)
Deutsche Bank	6,974,777	–	(6,140,000)	–	–	834,777
Goldman Sachs	(4,522,375)	–	–	4,522,375	–	–
JPMorgan Chase Bank	2,307,105	–	(1,846,000)	–	–	461,105
Morgan Stanley Capital	(1,005,940)	–	–	972,691	–	(33,249)
TD Bank	267,836	–	(267,836)	–	–	–
Total	$351,106	$–	$(8,253,836)	$9,128,304	$–	$1,225,574

Optimum International Fund

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of New York Mellon	$61	$(179)	$(118)
JPMorgan Chase Bank	1,205	–	1,205
State Street Bank	2,401	(68)	2,333
Total	$3,667	$247	$3,420

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
Bank of New York Mellon	$(118)	$–	$–	$–	$–	$(118)
JPMorgan Chase Bank	1,205	–	–	–	–	1,205
State Street Bank	2,333	–	–	–	–	2,333
Total	$3,420	$–	$–	$–	$–	$3,420

Optimum Large Cap Growth Fund

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$–	$(3,181)	$(3,181)
JPMorgan Chase Bank	–	(25,911)	(25,911)
Total	$–	$(29,092)	$(29,092)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
Bank of America Merrill Lynch	$(3,181)	$–	$–	$–	$–	$(3,181)
JPMorgan Chase Bank	(25,911)	–	–	–	–	(25,911)
Total	$(29,092)	$–	$–	$–	$–	$(29,092)

Master Repurchase Agreements

Repurchase agreements are entered into by each Fund under master repurchase agreements (each, an MRA). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund would recognize a liability with respect to such excess collateral. The liability reflects each Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of September 30, 2022, the following table is a summary of each Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

	Optimum Fixed Income Fund
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Nomura Securities International	$633,900,000	$(633,900,000)	$–	$(633,900,000)	$–

(a) The value of the related collateral exceeded the value of the derivatives, repurchase agreements, and securities lending transactions as of September 30, 2022, as applicable.

(b) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

6. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the

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Notes to financial statements

Optimum Fund Trust

6. Securities Lending (continued)

aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

During the six months ended September 30, 2022, each Fund had no securities on loan.

7. Credit and Market Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact your Funds’ performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the NAV of the Funds to fluctuate.

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

Optimum Fixed Income Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC, lower than Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Optimum Fixed Income Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund. There were no unfunded loan commitments at the period ended September 30, 2022.

Optimum Fixed Income Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by

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Notes to financial statements

Optimum Fund Trust

7. Credit and Market Risk (continued)

the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Optimum Fixed Income Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund invest a significant portion of their assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended September 30, 2022. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.

Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, and Optimum Small-Mid Cap Growth Fund invested in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short-term.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended (1933 Act), and other securities which may not be readily marketable. The Funds may also invest in securities exempt from registration under Section 4(a)(2) of the 1933 Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Trust’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A, 4(a)(2), and restricted securities have been identified on the “Schedules of investments.”

8. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to September 30, 2022, that would require recognition or disclosure in the Funds’ financial statements.

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Other Fund information

(Unaudited)

Optimum Fund Trust

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Senior Manager of the US Investment Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of each Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Fund’s acquisition of Illiquid investments if, immediately after the acquisition, each Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

At a meeting of the Board held on June 14-16, 2022, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Fund’s liquidity needs. Each Fund complied with its HLIM at all times during the reporting period. In response to increased market volatility and liquidity constraints related to US sanctions against Russia during the reporting period, additional analysis was performed over Russian exposure to determine any impact to applicable Funds.

Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held September 21-22, 2022

At a meeting held September 21-22, 2022 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”), including a majority of the non-interested or Independent Trustees, approved: (i) the renewal of the Investment Management Agreement between Delaware Management Company (“DMC” or “Management”) and Optimum Fund Trust (the “Trust”), on behalf of each of the six separate series within the Trust (each, a “Fund” or collectively, the “Funds”); and (ii) the continuation of Sub-Advisory Agreements for the other existing sub-advisers of all the Funds, excluding American Century Investment Management, Inc. (“American Century”), which was previously approved at a Board meeting held on June 15-16, 2022 as described in more detail below.

In reaching its decisions with regard to the Investment Management and Sub-Advisory Agreements, the Board took into account information furnished and discussed throughout the year at quarterly Board meetings, as well as information furnished specifically for the agreement reviews conducted at the Meeting. Information furnished at Board meetings throughout the year included an analysis by DMC (with the assistance of its consultant, LPL Financial LLC, “LPL”) of the investment performance of each Fund and its sub-adviser(s), presentations given to the Board by portfolios managers from DMC and each unaffiliated sub-adviser on a rotating basis, and compliance reports and related certifications furnished in regards to DMC and each sub-adviser. Material furnished specifically in connection with the approvals (or otherwise available to the Board) included: a memorandum from DMC discussing and analyzing the performance of each Fund and its respective sub-

adviser(s); information on the fees charged by DMC and each unaffiliated sub-adviser showing their competitiveness with those charged by them to other comparable investment companies or accounts; copies of the Investment Management and Sub-Advisory Agreements; a “due diligence” report describing various material items in relation to the personnel, organization and policies of DMC and the sub-advisers; and information on the fees received and other benefits realized by DMC (and its affiliates) and the sub-advisers in performing services for the Funds, as well as the revenues and expenses incurred by DMC and its affiliates in performing such services. Information furnished specifically in connection with the approval process also included a report for each Fund prepared by Lipper Inc. (“Lipper”), an independent third-party analyst and subsidiary of Broadridge Inc. (“Broadridge”), comparing, among other things, each Fund’s investment performance and various expenses with those of other mutual funds deemed comparable by Lipper (“Lipper Report”).

In considering such materials, the Independent Trustees received assistance and advice from and met separately with their independent legal counsel (both prior to and at the Meeting). In this regard, the Independent Trustees reviewed with independent legal counsel their duties and obligations in connection with the approval of investment management and other agreements with DMC, its affiliates and the sub-advisers and discussed, in detail, the matters related to such approvals. The Independent Trustees also met with representatives of Broadridge at the Meeting to allow Broadridge the opportunity to expand on certain aspects of the Lipper Report.

The materials prepared by Management specifically in connection with the approval of the Investment Management Agreement and the related Sub-Advisory Agreements were provided to the Independent Trustees in advance of the Meeting. While the Investment Management Agreement and related Sub-Advisory Agreements for all Funds were considered at the Meeting, the Board dealt with each Fund separately. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decisions. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, Extent and Quality of Services. Following discussions in this regard, the Trustees were satisfied with the nature, extent and quality of the services provided by DMC and its affiliates to each of the Funds. The Board’s view was based upon factors such as the background and experience of the executives and other Management personnel involved in the Funds’ operations, the quality and thoroughness of the monitoring of each Fund’s investment performance, reports furnished by DMC as to adherence with various compliance and procedural matters, such as the Code of Ethics and fair value pricing, the monitoring of various service providers to the Funds, and DMC’s success in obtaining meaningful information on a timely basis from each of the Fund’s sub-advisers. Particular attention was given to the analysis of sub-adviser performance for each Fund, including the complementary nature of investment strategies employed by the sub-advisers (and DMC with respect to the Optimum Fixed Income Fund) to each of the Funds.

In considering the nature of the services provided by Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (“MIMGL”) to the Optimum Fixed Income Fund (collectively, the “Affiliated Sub-Advisers”), the Board considered that, unlike the unaffiliated sub-advisers who make all of the investment related decisions with respect to a sub-advised portfolio of a Fund, the relationship between DMC and the Affiliated Sub-Advisers on the Optimum Fixed Income Fund is currently one in which DMC may seek investment advice and recommendations from its Affiliated Sub-Advisers but that DMC retains primary responsibility for the day-to-day management of DMC’s portion of the Optimum Fixed Income Fund’s portfolio. It was also noted that, for the year ended March 31, 2022, and the period from April 1, 2022 to June 30, 2022, MIMAK and MIMGL were not paid any fees by DMC pursuant to their Sub-Advisory Agreements.

The nature of the services provided by the existing sub-advisers to each Fund was considered primarily in respect to the investment performance of the Funds as described further in the “Investment Performance” section below. The Board also considered the adherence by each sub-adviser (and DMC with respect to the Optimum Fixed Income Fund) with the investment policies and restrictions of the Funds advised, as well as their adherence to various compliance and other procedures based on reports of Management’s review of sub-adviser (and DMC with respect to the Optimum Fixed Income Fund) compliance activities, as well as certifications and materials furnished in connection with Board meetings and the contract approvals.

Based upon these considerations, the Board was satisfied with the nature, extent and quality of the overall services to be provided by the existing sub-advisers to each Fund, as applicable, and its shareholders and was confident in the abilities of these sub-advisers and DMC to provide quality services to the Funds and their shareholders.

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Other Fund information

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Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held September 21-22, 2022 (continued)

Investment Performance. The Board placed significant emphasis on the investment performance of each Fund. While consideration was given to performance reports and discussions held throughout the year (including a detailed discussion of the investment performance of each Fund and its sub-advisers contained in a memorandum from DMC provided to the Board prior to the Meeting), particular attention in assessing performance was given to the Lipper Reports furnished in connection with the contract approvals. The Lipper Reports prepared for each individual Fund showed the annualized total return investment performance of its Institutional Class shares in comparison with a Performance Universe selected by Lipper for the one year period ended June 30, 2022, as well as the three, five and ten year periods ended on that date. In addition, the Board was provided with benchmark returns and gross performance returns for the Funds and each of their respective sub-advisers for various calendar years and periods ended June 30, 2022. The Trustees also compared Fund and sub-adviser performance to other industry benchmarks and reviewed rolling twelve-month and thirty-six-month return rankings (relative to each Fund’s respective Morningstar peer group) for the Funds, as part of their evaluation of investment performance. The following summarizes the performance results for each Fund and the Board’s view of such performance.

Optimum Fixed Income Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional core plus bond funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance on an annualized basis to be in the second lowest performing quintile of its Performance Universe for the one, three, and five-year periods, and in the lowest performing quintile of its Performance Universe for the ten-year period. It was also noted that the Fund had outperformed its benchmark on a gross performance basis for the three, five, ten-year and since inception periods ended June 30, 2022. After further discussions with Management regarding the Fund’s performance and portfolio positioning, the Trustees found the overall comparative performance results of the Fund to be acceptable given the Fund’s ability to beat its benchmark consistently over longer time periods.

Optimum International Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional international multi-cap core funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance on an annualized basis to be in the lowest performing quintile of its Performance Universe for the one, three, five, and ten-year periods. It was also noted that the Fund had outperformed its benchmark on a gross performance basis for the ten-year and since inception periods ended June 30, 2022. The Trustees acknowledged that this was a significant reversal from the strong relative performance versus the Fund’s Performance Universe noted in the Lipper Reports for the prior year ended June 30, 2021 and that this reversal was primarily due to the recent underperformance of Baillie Gifford Overseas Limited (“Baillie Gifford”) on its portion of the Fund. Although the Board was not satisfied with the recent downward trend of the overall Fund’s comparative performance, the Board recognized that Acadian Asset Management LLC had continued to perform well on its portion of the Fund. The Board also acknowledged Management’s analysis that Baillie Gifford’s recent underperformance was primarily due to its growth-focused investment strategy being historically out of favor compared to more value-driven strategies within the Performance Universe, and that Management would continue to monitor Baillie Gifford’s performance for signs of improvement as market conditions evolved going forward.

Optimum Large Cap Growth Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance on an annualized basis to be in the lowest performing quintile of its Performance Universe for the one, three, and five-year periods, and in the second lowest performing quintile of its Performance Universe for the ten-year period. Management noted to the Board that the Fund’s Index (the Russell 1000 Growth Index) has become heavily weighted to a few, large technology companies over time, and discussed the impact of such large capitalization concentration on Fund and sub-adviser performance relative to the Index. The Trustees also noted that Management recommended, and the Board approved, American Century as a new sub-adviser to the Fund to be paired with ClearBridge Investments, LLC (the Fund’s other sub-adviser as of American Century’s appointment) in an attempt to benefit the Fund’s performance going forward. The details of American Century’s appointment are noted below. In addition, the Board acknowledged that Management was continuing to evaluate other options to improve the Fund’s performance going forward. Although the Board was not satisfied with the historical comparative performance for the Fund, the Board believed that Management was taking appropriate actions to attempt to improve the Fund’s performance, which included the recent appointment of American Century as a sub-adviser to the Fund.

Optimum Large Cap Value Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap value funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance on an annualized basis to be in the middle performing quintile of its Performance Universe for the one and three-year periods, in the second lowest performing quintile of its Performance Universe for the five-year period, and in the lowest performing quintile of its Performance Universe for the ten-year period. In addition, the Board noted that the Fund had outperformed its benchmark on a gross performance basis for the one, three, and five-year and since inception periods ended June 30, 2022. The Board found the overall comparative performance results of the Fund to be acceptable.

Optimum Small-Mid Cap Growth Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance on an annualized basis to be in the second highest performing quintile of its Performance Universe for the one and ten-year periods, and in the highest performing quintile of its Performance Universe for the three and five-year periods. In addition, the Board noted that the Fund had outperformed its benchmark on a gross basis for the one, three, five, and ten-year and since inception periods ended June 30, 2022. The Board found the overall comparative performance results of the Fund to be satisfactory.

Optimum Small-Mid Cap Value Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small-cap core funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance on an annualized basis to be in the second highest quintile of its Performance Universe for the one-year period, in the middle performing quintile of its Performance Universe for the three-year period, in the second lowest performing quintile of its Performance Universe for the five-year period, and in the lowest performing quintile for the ten-year period. In addition, the Board noted that the Fund had outperformed its benchmark on a gross basis for the one and three-year periods ended June 30, 2022. Management also noted that Cardinal Capital Management, L.L.C. (“Cardinal”) had been added as a sub-adviser to the Fund in October 2020 and reiterated its belief that Cardinal’s approach to investing should add attractive diversification qualities to the style of investing utilized by LSV Asset Management (the Fund’s other sub-adviser). The Board believed that Management had taken appropriate action in an effort to improve performance with its recommendation to appoint Cardinal as a sub-adviser to the Fund and was encouraged by the Fund’s improving performance results over the shorter term with the sub-adviser pairing of Cardinal and LSV. Accordingly, the Board found the overall comparative performance results of the Fund to be acceptable.

Comparative Expenses. In considering the appropriateness of the investment management fees charged to the Funds, the Board also reviewed and considered the investment management fees in light of the nature, extent and quality of the investment management services provided, and to be provided, by DMC and each sub-adviser, as more fully discussed above. The Board noted that the sub-advisory fees are paid by DMC to each sub-adviser and are not additional fees borne by the Funds. The Board also noted that the sub-advisory fees paid, and to be paid, by DMC to each unaffiliated sub-adviser were the product of arms-length negotiations between DMC and each such sub-adviser. The Trustees considered DMC’s belief that the sub-advisory fees paid by DMC to each sub-adviser were competitive, fair and reasonable in light of the nature, extent and quality of the services furnished by each such sub-adviser to the Funds. The Board also considered the allocation of the investment management fees charged to the Funds between DMC and each sub-adviser in light of the nature, extent and quality of the investment management services provided, and to be provided by, DMC and each sub-adviser. The Trustees considered various other products, portfolios and entities that are advised by DMC and each unaffiliated sub-adviser, as applicable, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts of interest.

Attention was also given to a comparative analysis of each Fund’s Institutional Class share expenses, including investment management fees, in comparison to a group of other multi-advised institutional funds constituting its Lipper Expense Universe. Lipper expense data is based upon information for the twelve months covered by each Fund’s most recent annual report which reflects historical asset levels which may be different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitations and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Trustees believed that the independent analysis conducted by Lipper remained an appropriate measure of comparative expenses. The Lipper Report rankings showed the actual total expenses (taking into account expense waivers) to be in the second highest quintile (i.e., the quintile having the second highest expenses) for the Optimum Fixed Income Fund and the Optimum Large Cap Value Fund versus their respective Lipper Expense Universe and in the highest expense quintile for the other four Optimum Funds versus their respective Lipper Expense Universes. The Lipper Report rankings showed actual investment management fees (taking into account fee waivers) to be in the middle quintile for the Optimum Fixed Income Fund, in the second highest quintile for the Optimum International Fund and the Optimum Large Cap Value Fund, and in the highest quintile for the other three Optimum Funds versus their respective Lipper Expense Universe. The Lipper Report also noted that the contractual management fees for each of the Funds other than Optimum Small-Mid Cap Growth Fund was below or near the median of its respective group of solutions-based funds constituting its Lipper Expense Group. The Lipper Report also showed the percentile ranking for each Fund versus the Fund’s Expense Universe and Performance Universe on a combined basis, and it showed that recent performance for certain Funds had hurt their relative rankings for the most recent period. In addition, Management provided supplemental expense information showing that the Funds’ actual total

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Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held September 21-22, 2022 (continued)

expenses were competitive versus other Funds managed by sub-advisors that are primarily distributed through an asset allocation platform. The Board also considered the favorable impact of the Fee Restructuring (as defined below) on the Funds’ actual total expense ratios. The Trustees noted that such expense ratios have trended down since the Fee Restructuring and that, based on discussions with the Independent Trustees, Management would continue to explore opportunities to reduce Fund expenses in the future.

The Trustees noted that DMC, since inception, had waived fees to the extent necessary to keep expenses of each Fund from exceeding a designated percentage of the applicable Fund’s average daily net assets, and that the Trustees had also previously discussed in detail the current cap on expenses in effect for each Fund through July 29, 2023. The Trustees also noted that Management had previously agreed to various restructurings and overall reductions in fees charged to the Funds through several mechanisms, including a fee restructuring with regard to the investment management, administration and transfer agency fee schedules for each of the Funds to reduce the Funds’ total expenses going forward that became effective April 1, 2017 (the “Fee Restructuring”). In particular, the Fee Restructuring has also resulted in DMC allocating more to the Funds’ expense waivers for the period through July 29, 2023 as the Funds’ average assets under management increased during its most recent fiscal year.

While intending to continuously monitor the fee structure of each Fund, the Trustees found the expense structure of each Fund to be acceptable in view of the nature and structure of Fund operations, and Management’s cap on expenses, and taking into account the aforementioned Fee Restructuring.

DMC’s Profitability; Economies of Scale. Based on the asset size of each Fund and the reimbursement and/or waiver of expenses by DMC, as well as other profitability information furnished to them by DMC and within the Lipper Report, the Trustees did not believe that the level of profit being realized by DMC and its affiliates from services provided to any of the Funds was excessive. Trustees were also given the information made available by the sub-advisers on profits being realized by sub-advisers in relation to the services being provided to the Funds or in relation to the sub-advisers’ overall investment advisory business, but believed such information to be of limited relevance since the fees paid to the unaffiliated sub-advisers were the product of arms-length negotiations between DMC and each such sub-adviser, and the fees paid to each sub-adviser are paid by DMC and not the Funds. The Board also took into account Management’s expenditures in improving shareholder services provided to the Funds, as well as the need to meet regulatory and compliance requirements resulting from recent SEC and other regulatory requirements. The Board was also provided with information on potential fall-out benefits derived or to be derived by DMC and its affiliates or the sub-advisers in connection with their relationship to the Funds, such as the fees received for non-investment management services provided to the Funds by certain affiliates of DMC, soft dollar arrangements, and commissions paid to affiliated broker-dealers. The Trustees recognized that as the Funds’ assets grow, economies of scale may result in DMC realizing a larger profit margin on management services provided to a Fund. The Trustees also noted that economies of scale are shared with a Fund and its shareholders through investment management fee breakpoints so that as a Fund grows in size, its effective investment management fee rate declines.

Board Consideration of Sub-Advisory Agreement with American Century Investment Management, Inc. at Meeting Held June 15, 2022

At a meeting held June 15, 2022, the Board of Trustees (the “Board” or “Trustees”), including a majority of disinterested or Independent Trustees, approved a Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Delaware Management Company (“DMC” or “Management”) and American Century Investment Management, Inc. (“American Century”) for Optimum Large Cap Growth Fund (the “Fund”). American Century replaced T. Rowe Price Associates, Inc. (“T. Rowe Price”) as a sub-advisor to the Fund as of July 22, 2022.

In reaching the decision to approve the Sub-Advisory Agreement, the Board considered and reviewed information about American Century, including its personnel, operations and financial condition, which had been provided by American Century. The Board also reviewed material furnished by DMC (with the assistance of LPL Financial LLC, “LPL”), including: a memorandum from DMC reviewing the Sub-Advisory Agreement and the various services proposed to be rendered by American Century; research and analysis concerning DMC’s proposal of American Century; a description of American Century’s proposed sub-advisory fees under the Sub-Advisory Agreement, along with fees that American Century charges other comparable investment companies or accounts; information concerning American Century’s organizational structure and the experience of its investment management personnel; a “due diligence” summary report describing various material items in relation to American Century’s personnel, organization and policies; a copy of American Century’s Form ADV brochure, summaries of America Century’s compliance policies and procedures and its Code of Ethics; and a copy of the Sub-Advisory Agreement.

In considering such materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. In this regard, the Independent Trustees reviewed with independent legal counsel their duties and obligations in connection with the review of the Sub-Advisory Agreement and discussed, in detail, the matters related to such approval. The materials prepared by the DMC specifically in connection with the approval of the Sub-Advisory Agreement were sent to the Independent Trustees in advance of the Meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of the services to be provided by American Century, the Board specifically considered that the Sub-Advisory Agreement contains substantially similar provisions to those in the prior T. Rowe Price sub-advisory agreement, except for the provisions relating to the sub-advisory fees. The Board reviewed materials provided by American Century regarding the experience and qualifications of personnel who will be responsible for managing the portion of the Fund to be sub-advised by American Century. The Board also placed weight on the performance of a representative American Century portfolio that utilized the investment process and parameters that would be employed by American Century on behalf of its portion of the Fund (the “American Century Account”). The Board also considered that American Century would serve as a sub-advisor of the Fund with another sub-advisor, ClearBridge Investments, LLC (“ClearBridge”). The Board considered the compatibility of the two sub-advisors’ investment philosophies and methodologies that they would each employ for the Fund. Lastly, the Board took into account that American Century has historically had an investment philosophy that seeks to generate superior returns by making long-term investments in businesses that have accelerated growth. Based upon these considerations, the Board was satisfied with the nature and quality of the overall services to be provided by American Century to the Fund and its shareholders and was confident in the abilities of American Century to provide quality services to the Fund and its shareholders.

Investment Performance. The Board reviewed information on the performance of the American Century Account over various time periods. The Board also reviewed a “combination analysis” showing various performance metrics that would have resulted from combining the performance of the American Century Account with the performance of ClearBridge in managing its portion of the Fund over various time periods. The Board noted DMC’s belief, based on the historical combination analysis, that the investment strategy to be employed by American Century on behalf of its portion of the Fund would be a good complement to the type of investment philosophy followed by ClearBridge, and that American Century’s investment strategy would provide a better balance to ClearBridge’s investment philosophy as compared to the investment strategy utilized by T. Rowe Price. The Board believed such information and analysis evidenced the benefits to the Fund and quality of portfolio management services expected to be provided by American Century under the Sub-Advisory Agreement.

Sub-advisory Fees. In considering the appropriateness of the sub-advisory fees to be charged by American Century, the Board reviewed and considered the sub-advisory fees in light of the nature, extent and quality of the sub-advisory services to be provided by American Century, as more fully described above. The Board noted that American Century’s sub-advisory fees are paid by DMC and are not additional fees borne by the Fund. The Board also noted that the sub-advisory fees to be paid by DMC to American Century were the product of arms-length negotiations between DMC and American Century, and the Board considered the allocation of the investment management fees charged to the Fund between DMC and American Century in light of the nature, extent and quality of the investment management services provided, and to be provided by, DMC and American Century. In particular, the Board was provided with a description of fees to be charged by American Century under the Sub-Advisory Agreement for the Fund, which showed them to be lower than the sub-advisory fees charged by T. Rowe Price under its sub-advisory agreement at the Fund’s current amount of assets under management. The Board considered the impact that the differences in fees would have on DMC’s profitability. The Board also was provided with information showing that American Century’s sub-advisory fees for the Fund were competitive with those charged by American Century to other comparable investment companies or accounts, and was informed by DMC that American Century’s sub-advisory fees were competitive with fees of other investment managers being considered as possible sub-advisors to the Fund. The Board also noted that the management fee paid by the Fund to DMC would stay the same at current asset levels. Based upon such facts, the Board believed that the fees to be charged by American Century under the Sub-Advisory Agreement were acceptable in relation to the services to be provided.

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Other Fund information

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Optimum Fund Trust

Board Consideration of Sub-Advisory Agreement with American Century Investment Management, Inc. at Meeting Held June 15, 2022 (continued)

Profitability, Economies of Scale and Fall-Out Benefits. Information about American Century’s profitability from its relationship with the Fund was not available because it had not begun to provide services to the Fund. The Trustees noted that economies of scale are shared with the Fund and its shareholders through investment management fee breakpoints so that as the Fund grows in size, its effective investment management fee rate declines. The Board was also provided with information on potential fall-out benefits derived or to be derived by American Century in connection with its relationship to the Fund, such as soft dollar arrangements.

About the organization

This semiannual report is for the information of Optimum Fund Trust shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Optimum Fund Trust and the fact sheet for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Brett Wright

Head of Client Solutions Group, Macquarie
Asset Management – Americas

Robert Pettman

Executive Vice President, Product and
Platform Management – LPL Financial

Kevin G. Chavers

Private Investor

Robert J. Christian

Private Investor

Dianna Gonzales-Burdin

Private Investor

Mark K. Hancock

President - The Glenmore Group

Durant Adams Hunter

Private Investor

Pamela J. Moret

Private Investor

Stephen P. Mullin

President – Econsult Solutions, Inc.

Edward Ramos

Private Investor

Robert A. Rudell

Private Investor

Susan M. Stalnecker

Senior Advisor – Boston Consulting Group

Affiliated officers

David F. Connor

Senior Vice President
and Secretary
Optimum Fund Trust

Philadelphia, PA

Daniel V. Geatens

Senior Vice President, Treasurer,
and Chief Financial Officer
Optimum Fund Trust
Philadelphia, PA

A.G. Ciavarelli

Senior Vice President
and General Counsel
Optimum Fund Trust
Philadelphia, PA

Investment manager

Delaware Management Company, a series
of Macquarie Investment Management
Business Trust, Philadelphia, PA

National distributor

Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend

disbursing, and transfer agent
Delaware Investments Fund
Services Company
610 Market Street
Philadelphia, PA 19106-2354

For shareholders, securities dealers and financial institutions representatives
800 914-0278

Website

optimummutualfunds.com

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 914-0278; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at optimummutualfunds.com.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at optimummutualfunds.com/shareholder/proxy-voting-information; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

OPTIMUM FUND TRUST

/s/RACHEL E. JACOBS
By:	Rachel E. Jacobs
Title:	President and Chief Executive Officer
Date:	December 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/RACHEL E. JACOBS
By:	Rachel E. Jacobs
Date:	December 8, 2022

/s/DANIEL V. GEATENS
By:	Daniel V. Geatens
Title:	Chief Financial Officer
Date:	December 8, 2022